American United Life Insurance Company

AUL American Individual Variable Annuity Unit Trust

December 31, 2024

Table of Contents

Statement of Additional Information for DirectPoint —Individual Flexible Premium Deferred Variable Annuity
GENERAL INFORMATION AND HISTORY
CUSTODY OF ASSETS
TAX STATUS OF AUL AND THE VARIABLE ACCOUNT
TAX TREATMENT OF AND LIMITS ON PREMIUMS UNDER RETIREMENT PROGRAMS
403(b) Programs
408 And 408A Programs
457 Programs
Employee Benefit Plans
Tax Penalty for All Annuity Contracts
Withholding for Employee Benefit Plans and Tax- Free Deferred Annuities
Statement of Additional Information for SelectPoint —Individual Flexible Premium Deferred Variable Annuity
GENERAL INFORMATION AND HISTORY
CUSTODY OF ASSETS
TAX STATUS OF AUL AND THE VARIABLE ACCOUNT
TAX TREATMENT OF AND LIMITS ON PREMIUMS UNDER RETIREMENT PROGRAMS
403(b) Programs
408 And 408A Programs
457 Programs
Employee Benefit Plans
Tax Penalty for All Annuity Contracts
Withholding for Employee Benefit Plans and Tax- Free Deferred Annuities
Statement of Additional Information for StarPoint — Individual Flexible Premium Deferred Variable Annuity
GENERAL INFORMATION AND HISTORY
CUSTODY OF ASSETS
TAX STATUS OF AUL AND THE VARIABLE ACCOUNT
TAX TREATMENT OF AND LIMITS ON PREMIUMS UNDER RETIREMENT PROGRAMS
403(b) Programs
408 And 408A Programs
457 Programs
Employee Benefit Plans
Tax Penalty for All Annuity Contracts
Withholding for Employee Benefit Plans and Tax- Free Deferred Annuities
Statement of Additional Information for Voyage Protector — Individual Flexible Premium Deferred Variable Annuity
GENERAL INFORMATION AND HISTORY
CUSTODY OF ASSETS
TAX STATUS OF AUL AND THE VARIABLE ACCOUNT
TAX TREATMENT OF AND LIMITS ON PREMIUMS UNDER RETIREMENT PROGRAMS
403(b) Programs
408 And 408A Programs
457 Programs
Employee Benefit Plans
Tax Penalty for All Annuity Contracts
Withholding for Employee Benefit Plans and Tax- Free Deferred Annuities
PORTFOLIO COMPANIES UNDER THE CONTRACT
FINANCIALS
NOTES TO FINANCIAL STATEMENTS
Report of Independent Auditors on Statutory Financial Statements and Supplemental Schedules
Report of Independent Registered Public Accounting Firm

American United Life Insurance Company

AUL American Individual Variable Annuity Unit Trust

December 31, 2024

2

Statement of Additional Information for DirectPoint —Individual Flexible Premium Deferred Variable Annuity

Statement of Additional Information for

DirectPoint —

Individual Flexible Premium

Deferred Variable Annuity

(No withdrawal charge contract)

Products and financial services provided by:

American United Life Insurance Company®

a OneAmerica® company

P.O. Box 368, Indianapolis, Indiana

46206-0368

1-800-537-6442

May 1, 2025

3

STATEMENT OF ADDITIONAL INFORMATION

May 1, 2025

INDIVIDUAL FLEXIBLE PREMIUM DEFERRED VARIABLE ANNUITY DIRECTPOINT

(No Withdrawal Charge Contract)

Individual Variable Annuity Contracts

Offered By

American United Life Insurance Company®

One American Square

P.O. Box 368

Indianapolis, Indiana 46206-0368

(800) 537-6442

www.oneamerica.com

Individual Annuity Service Office Mail Address:

P.O. Box 7127

Indianapolis, Indiana 46206-7127

(800) 537-6642

This Statement of Additional Information is not a prospectus and should be read in conjunction with the current Prospectus for Individual Flexible Premium Deferred Variable Annuity DirectPoint (No Withdrawal Charge Contract), dated May 1, 2018.

A Prospectus is available without charge by calling the number listed above or by mailing to American United Life Insurance Company® (“AUL”) at the address listed above.

4

GENERAL INFORMATION AND HISTORY

For a general description of AUL and AUL American Individual Variable Annuity Unit Trust (the “Variable Account”), see the section entitled “Information about AUL, The Variable Account, and The Funds” in the Prospectus. Defined terms used in this Statement of Additional Information have the same meaning as terms defined in the Prospectus.

OneAmerica Securities, Inc. is the Principal Underwriter and the Distributor for the variable annuity contracts (the “Contracts”) described in the Prospectus and in this Statement of Additional Information. OneAmerica Securities, Inc. is a wholly owned subsidiary of AUL and is registered with the Securities and Exchange Commission (the “SEC”) as a broker-dealer.

OneAmerica Securities, Inc. serves as the Principal Underwriter without compensation from the Variable Account.

CUSTODY OF ASSETS

The assets of the Variable Account are held by AUL. The assets are maintained separate and apart from the assets of other separate accounts of AUL and from AUL’s General Account assets. AUL maintains records of all purchases and redemptions of shares of the Funds.

TAX STATUS OF AUL AND THE VARIABLE ACCOUNT

The operations of the Variable Account form a part of AUL, so AUL will be responsible for any federal income and other taxes that become payable with respect to the income of the Variable Account. Each Investment Account will bear its allocable share of such liabilities, but under current law, no dividend, interest income, or realized capital gain attributable, at a minimum, to appreciation of the Investment Accounts will be taxed to AUL to the extent it is applied to increase reserves under the Contracts.

Each of the Funds in which the Variable Account invests has advised AUL that it intends to qualify as a “regulated Investment Company” under the Code. AUL does not guarantee that any Fund will so qualify. If the requirements of the Code are met, a Fund will not be taxed on amounts distributed on a timely basis to the Variable Account. If a Fund does not qualify, the tax status of the Contracts as annuities might be lost, which could result in immediate taxation of amounts earned under the Contracts (except those held in Employee Benefit Plans and 408 Programs).

Under regulations promulgated under Code Section 817(h), each Investment Account must meet certain diversification standards. Generally, compliance with these standards is determined by taking into account an Investment Account’s share of assets of the appropriate underlying Fund. To meet this test, on the last day of each calendar quarter, no more than 55 percent of the total assets of a Fund may be represented by any one investment, no more than 70 percent may be represented by any two investments, no more than 80 percent may be represented by any three investments, and no more than 90 percent may be represented by any four (4) investments. For the purposes of Section 817(h), securities of a single issuer generally are treated as one investment, but obligations of the U.S. Treasury and each U.S. governmental agency or instrumentality generally are treated as securities of separate issuers.

TAX TREATMENT OF AND LIMITS ON PREMIUMS UNDER RETIREMENT PROGRAMS

The Contracts may be offered for use with several types of qualified or non-qualified retirement programs as described in the Prospectus. The tax rules applicable to Owners of Contracts used in connection with qualified retirement programs vary

5

according to the type of retirement plan and its terms and conditions. Therefore, no attempt is made herein to provide more than general information about the use of the Contracts with the various types of qualified retirement programs.

Owners, Annuitants, Beneficiaries and other payees are cautioned that the rights of any person to any benefits under these programs may be subject to the terms and conditions of the Qualified Plans themselves, regardless of the terms and conditions of the Contracts issued in connection therewith.

Generally, no taxes are imposed on the increases in the value of a Contract by reason of investment experience or employer contributions until a distribution occurs, either as a lump-sum payment or annuity payments under an elected Annuity Option or in the form of cash withdrawals, surrenders, or other distributions prior to the Annuity Date.

The amounts of Premiums that may be paid under a Contract issued in connection with a Qualified Plan are subject to limitations that may vary depending on the type of Qualified Plan. In addition, early distributions from most Qualified Plans may be subject to penalty taxes, or in the case of distributions of amounts contributed under salary reduction agreements, could cause the Qualified Plan to be disqualified. Furthermore, distributions from most Qualified Plans are subject to certain minimum distribution rules. Failure to comply with these rules could result in disqualification of the Qualified Plan or subject the Annuitant to penalty taxes. As a result, the minimum distribution rules could limit the availability of certain Annuity Options to Contract Owners and their Beneficiaries.

Below are brief descriptions of various types of qualified retirement programs and the use of the Contracts in connection therewith. Unless otherwise indicated in the context of the description, these descriptions reflect the assumption that the Contract Owner is a Participant in the retirement program. For Employee Benefit Plans that are defined benefit plans, a Contract generally would be purchased by a Participant, but owned by the plan itself.

403(b) Programs

Premiums paid pursuant to a 403(b) Program are excludable from a Contract Owner’s gross income if they do not exceed the smallest of the limits calculated under Sections 402(g) and 415 of the Code. Section 402(g) generally limits a Contract Owner’s salary reduction Premiums to $23,500 for 2025. The limit may be reduced by salary reduction Premiums to another type of retirement plan. A Contract Owner with at least fifteen (15) years of service for a “qualified employer” (i.e., an educational organization, hospital, home health service agency, health and welfare service agency, church or convention or association of churches) generally may exceed this limit by $3,000 per year, subject to an aggregate limit of $15,000 for all years. If you are age fifty (50) or older, an additional catch-up contribution of $7,500 is allowed. Starting in 2025, individuals aged 60 to 63 can make a catch-up contribution of $11,250. Please contact your plan sponsor to determine if your plan is eligible.

Section 415(c) also provides an overall limit on the amount of employer and Contract Owner’s salary reduction Premiums to a Section 403(b) Program that will be excludable from an employee’s gross income in a given year. The Section 415(c) limit is the lesser of (a) $70,000 in 2025, or (b) 100 percent of the Contract Owner’s annual compensation (reduced by his salary reduction Premiums to the 403(b) Program and certain other employee plans). This limit will be reduced if a Contract Owner also participates in an Employee Benefit Plan maintained by a business that he or she controls.

The limits described above do not apply to amounts “rolled over” from another Section 403(b) Program. A Contract Owner who receives an “eligible rollover distribution” will be permitted either to roll over such amount to another Section 403 (b) Program or an IRA within sixty (60) days of receipt or to make a direct rollover to another Section 403(b) Program or an IRA without recognition of income. An “eligible rollover distribution” means any distribution to a Contract Owner of all or any taxable portion of the balance of his credit under a Section 403(b) Program, other than a required minimum distribution to a Contract Owner who has reached age 72 and excluding any distribution which is one of a series of substantially equal payments made (1) over the life expectancy of the Contract Owner or the joint life expectancy of the Contract Owner and the Contract Owner’s beneficiary or (2) over a specified period of ten (10) years or more. Provisions of the Internal Revenue Code require that 20 percent of every eligible rollover distribution that is not directly rolled over be withheld by the payor for federal income taxes.

408 And 408A Programs

Code Sections 219, 408 and 408A permit eligible individuals to contribute to an individual retirement program, including a Simplified Employee Pension Plan, an Employer Association Established Individual Retirement Account Trust, known as an Individual Retirement Account (“IRA”) and a Roth IRA. These IRA accounts are subject to limitations on the amount that may be contributed, the persons who may be eligible, and on the time when distributions may commence. In addition,

6

certain distributions from some other types of retirement plans may be placed on a tax-deferred basis in an IRA. Sale of the Contracts for use with IRAs may be subject to special requirements imposed by the Internal Revenue Service. Purchasers of the Contracts for such purposes will be provided with such supplementary information as may be required by the Internal Revenue Service or other appropriate agency, and will have the right to revoke the Contract under certain circumstances. If an Owner of a Contract issued in connection with a 408 Program surrenders the Contract or makes a withdrawal, the Contract Owner will realize income taxable at ordinary tax rates on the amount received to the extent that the amount exceeds the 408 Premiums that were not excludable from the taxable income of the employee when paid.

Premiums paid to the individual retirement account of a Contract Owner under a 408 Program that is described in Section 408(c) of the Internal Revenue Code are subject to the limits on Premiums paid to individual retirement accounts under Section 219(b) of the Internal Revenue Code. Under Section 219(b) of the Code, Premiums paid to an individual retirement account are limited to the lesser of $7,000 or the Contract Owner’s annual compensation. In the case of an individual who has attained the age of 50 before the close of the taxable year, the deductible amount for such taxable year shall increase by $1,000. For tax years beginning after 1996, if a married couple files a joint return, each spouse may, in the great majority of cases, make contributions to his or her IRA up to the $7,000; The extent to which a Contract Owner may deduct Premiums paid in connection with this type of 408 Program depends on his and his spouse’s gross income for the year and whether either participate in another employer-sponsored retirement plan.

Premiums paid in connection with a 408 Program that is a simplified employee pension plan are subject to limits under Section 402(h) of the Internal Revenue Code. Section 402(h) currently limits Premiums paid in connection with a simplified employee pension plan to the lesser of (a) 25 percent of the Contract Owner’s compensation, or (b) $70,000. Premiums paid through salary reduction are subject to additional annual limits.

Withdrawals from Roth IRAs may be made tax-free under certain circumstances. Please consult your tax advisor for more details.

457 Programs

Deferrals by an eligible individual to a 457 Program generally are limited under Section 457(b) of the Internal Revenue Code to the lesser of (a) $23,500 in 2025, or (b) 100 percent of the Contract Owner’s includable compensation. If the Contract Owner participates in more than one 457 Program, the limit applies to contributions to all such programs. The Section 457(b) limit is increased during the last three (3) years ending before the Contract Owner reaches his normal retirement age under the 457 Program. For certain state and local government plans, if you are age fifty (50) or older, an additional catch-up contribution of $7,500 is allowed. Starting in 2025, individuals in certain state and local government plans aged 60 to 63 can make a catch-up contribution of $11,250. Please contact your plan sponsor to determine if your plan is eligible.

Employee Benefit Plans

Code Section 401 permits business employers and certain associations to establish various types of retirement plans for employees. Such retirement plans may permit the purchase of Contracts to provide benefits thereunder.

If an Owner of a Contract issued in connection with an Employee Benefit Plan who is a participant in the Plan receives a lump-sum distribution, the portion of the distribution equal to any Premiums that were taxable to the Contract Owner in the year when paid is generally received tax-free. The balance of the distribution will generally be treated as ordinary income.

Under an Employee Benefit Plan under Section 401 of the Code, when annuity payments commence (as opposed to a lump-sum distribution), under Section 72 of the Code, the portion of each payment attributable to Premiums that were taxable to the Participant in the year made, if any, is excluded from gross income as a return of the Participant’s investment. The portion so excluded is determined at the time the payments commence by dividing the Participant’s investment in the Contract by the expected return for Non- Qualified Plans and by a specific number of payments for Qualified Plans. The periodic payments in excess of this amount are taxable as ordinary income. Once the Participant’s investment has been recovered, the full annuity payment will be taxable. If the annuity should stop before the investment has been received, the unrecovered portion is deductible on the Annuitant’s final return. If the Contract Owner paid no Premiums that were taxable to the Contract Owner in the year made, there would be no portion excludable.

The applicable annual limits on premiums paid in connection with an Employee Benefit Plan depend upon the type of plan. Total premiums paid on behalf of a Contract Owner who is a Participant to all defined contribution plans maintained by an Employer are limited under Section 415(c) of the Internal Revenue Code to the lesser of (a) $70,000 in 2025, or (b) 100

7

percent of a Participant’s annual compensation. Premiums paid through salary reduction to a cash-or-deferred arrangement under a profit-sharing plan are subject to additional annual limits. Premiums paid to a defined benefit pension plan are actuarially determined based upon the amount of benefits the Participant will receive under the plan formula. The maximum annual benefit any Participant may receive under an Employer’s defined benefit plan is limited under Section 415(b) of the Internal Revenue Code.

Tax Penalty for All Annuity Contracts

Any distribution made to a Contract Owner who is a Participant from an Employee Benefit Plan or a 408 Program other than on account of one or more of the following events will be subject to a 10 percent penalty tax on the amount distributed:

(a)  the Contract Owner has attained age 59 1/2;

(b)  the Contract Owner has died; or

(c)  the Contract Owner is disabled.

In addition, a distribution from an Employee Benefit Plan will not be subject to a 10 percent excise tax on the amount distributed if the Contract Owner is 55 and has separated from service. Distributions received at least annually as part of a series of substantially equal periodic payments made for the life of the Participant will not be subject to an excise tax. Certain other exceptions may apply. Consult your tax advisor.

Withholding for Employee Benefit Plans and Tax- Free Deferred Annuities

Distributions from an Employee Benefit Plan to an employee, surviving spouse, or former spouse who is an alternate payee under a qualified domestic relations order, in the form a lump- sum settlement or periodic annuity payments for a fixed period of fewer than 10 years are subject to mandatory federal income tax withholding of 20 percent of the taxable amount of the distribution, unless the distributee directs the transfer of such amounts to another Employee Benefit Plan or to an Individual Retirement Account under Code Section 408. The taxable amount is the amount of the distribution, less the amount allocable to after-tax Premiums.

All other types of distributions from Employee Benefit Plans and all distributions from Individual Retirement Accounts are subject to federal income tax withholding on the taxable amount unless the distributee elects not to have the withholding apply. The amount withheld is based on the type of distribution. Federal tax will be withheld from annuity payments (other than those subject to mandatory 20 percent withholding) pursuant to the recipient’s withholding certificate.

If no withholding certificate is filed with AUL, tax will be withheld on the basis that the payee is married with three (3) withholding exemptions. Tax on all surrenders and lump-sum distributions from Individual Retirement Accounts will be withheld at a flat 10 percent rate.

Withholding on annuity payments and other distributions from the Contract will be made in accordance with regulations of the Internal Revenue Service.

8

Statement of Additional Information for SelectPoint —Individual Flexible Premium Deferred Variable Annuity

Statement of Additional Information for

SelectPoint —

Individual Flexible

Premium

Deferred Variable Annuity

Products and financial services provided by:

American United Life Insurance Company®

a OneAmerica® company

P.O. Box 368, Indianapolis, Indiana

46206-0368

1-800-537-6442

May 1, 2025

9

STATEMENT OF ADDITIONAL INFORMATION

May 1, 2025

INDIVIDUAL FLEXIBLE PREMIUM VARIABLE DEFERRED ANNUITY SelectPoint

Individual Variable Annuity Contracts

Offered By

American United Life Insurance Company®

One American Square

P.O. Box 368

Indianapolis, Indiana 46206-0368

(800) 537-6642

www.oneamerica.com

Individual Annuity Service Office Mail Address

P.O. Box 7127

Indianapolis, Indiana 46206-7127

(800) 537-6642

This Statement of Additional Information is not a prospectus and should be read in conjunction with the current Prospectus for AUL Individual Flexible Premium Variable Deferred Annuity, dated May 1, 2014.

A Prospectus is available without charge by calling the number listed above or by mailing to American United Life Insurance Company® (“AUL”) at the address listed above.

10

GENERAL INFORMATION AND HISTORY

For a general description of AUL and AUL American Individual Variable Annuity Unit Trust (the “Variable Account”), see the section entitled “Information about AUL, The Variable Account, and The Funds” in the Prospectus. Defined terms used in this Statement of Additional Information have the same meaning as terms defined in the Prospectus.

OneAmerica Securities, Inc. is the Principal Underwriter and the Distributor for the variable annuity contracts (the “Contracts”) described in the Prospectus and in this Statement of Additional Information. OneAmerica Securities, Inc. is a wholly owned subsidiary of AUL and is registered with the Securities and Exchange Commission (the “SEC”) as a broker-dealer.

OneAmerica Securities, Inc. serves as the Principal Underwriter without compensation from the Variable Account.

CUSTODY OF ASSETS

The assets of the Variable Account are held by AUL. The assets are maintained separate and apart from the assets of other separate accounts of AUL and from AUL’s General Account assets. AUL maintains records of all purchases and redemptions of shares of the Funds.

TAX STATUS OF AUL AND THE VARIABLE ACCOUNT

The operations of the Variable Account form a part of AUL, so AUL will be responsible for any federal income and other taxes that become payable with respect to the income of the Variable Account. Each Investment Account will bear its allocable share of such liabilities, but under current law, no dividend, interest income, or realized capital gain attributable, at a minimum, to appreciation of the Investment Accounts will be taxed to AUL to the extent it is applied to increase reserves under the Contracts.

Each of the Funds in which the Variable Account invests has advised AUL that it intends to qualify as a “regulated Investment Company” under the Code. AUL does not guarantee that any Fund will so qualify. If the requirements of the Code are met, a Fund will not be taxed on amounts distributed on a timely basis to the Variable Account. If a Fund does not qualify, the tax status of the Contracts as annuities might be lost, which could result in immediate taxation of amounts earned under the Contracts (except those held in Employee Benefit Plans and 408 Programs).

Under regulations promulgated under Code Section 817(h), each Investment Account must meet certain diversification standards. Generally, compliance with these standards is determined by taking into account an Investment Account’s share of assets of the appropriate underlying Fund. To meet this test, on the last day of each calendar quarter, no more than 55 percent of the total assets of a Fund may be represented by any one investment, no more than 70 percent may be represented by any two investments, no more than 80 percent may be represented by any three investments, and no more than 90 percent may be represented by any four (4) investments. For the purposes of Section 817(h), securities of a single issuer generally are treated as one investment, but obligations of the U.S. Treasury and each U.S. governmental agency or instrumentality generally are treated as securities of separate issuers.

TAX TREATMENT OF AND LIMITS ON PREMIUMS UNDER RETIREMENT PROGRAMS

The Contracts may be offered for use with several types of qualified or non-qualified retirement programs as described in the Prospectus. The tax rules applicable to Owners of Contracts used in connection with qualified retirement programs vary

11

according to the type of retirement plan and its terms and conditions. Therefore, no attempt is made herein to provide more than general information about the use of the Contracts with the various types of qualified retirement programs.

Owners, Annuitants, Beneficiaries and other payees are cautioned that the rights of any person to any benefits under these programs may be subject to the terms and conditions of the Qualified Plans themselves, regardless of the terms and conditions of the Contracts issued in connection therewith.

Generally, no taxes are imposed on the increases in the value of a Contract by reason of investment experience or employer contributions until a distribution occurs, either as a lump-sum payment or annuity payments under an elected Annuity Option or in the form of cash withdrawals, surrenders, or other distributions prior to the Annuity Date.

The amounts of Premiums that may be paid under a Contract issued in connection with a Qualified Plan are subject to limitations that may vary depending on the type of Qualified Plan. In addition, early distributions from most Qualified Plans may be subject to penalty taxes, or in the case of distributions of amounts contributed under salary reduction agreements, could cause the Qualified Plan to be disqualified. Furthermore, distributions from most Qualified Plans are subject to certain minimum distribution rules. Failure to comply with these rules could result in disqualification of the Qualified Plan or subject the Annuitant to penalty taxes. As a result, the minimum distribution rules could limit the availability of certain Annuity Options to Contract Owners and their Beneficiaries.

Below are brief descriptions of various types of qualified retirement programs and the use of the Contracts in connection therewith. Unless otherwise indicated in the context of the description, these descriptions reflect the assumption that the Contract Owner is a Participant in the retirement program. For Employee Benefit Plans that are defined benefit plans, a Contract generally would be purchased by a Participant, but owned by the plan itself.

403(b) Programs

Premiums paid pursuant to a 403(b) Program are excludable from a Contract Owner’s gross income if they do not exceed the smallest of the limits calculated under Sections 402(g) and 415 of the Code. Section 402(g) generally limits a Contract Owner’s salary reduction Premiums to $23,500 for 2025. The limit may be reduced by salary reduction Premiums to another type of retirement plan. A Contract Owner with at least fifteen (15) years of service for a “qualified employer” (i.e., an educational organization, hospital, home health service agency, health and welfare service agency, church or convention or association of churches) generally may exceed this limit by $3,000 per year, subject to an aggregate limit of $15,000 for all years. If you are age fifty (50) or older, an additional catch-up contribution of $7,500 is allowed. Starting in 2025, individuals aged 60 to 63 can make a catch-up contribution of $11,250. Please contact your plan sponsor to determine if your plan is eligible.

Section 415(c) also provides an overall limit on the amount of employer and Contract Owner’s salary reduction Premiums to a Section 403(b) Program that will be excludable from an employee’s gross income in a given year. The Section 415(c) limit is the lesser of (a) $70,000 in 2025, or (b) 100 percent of the Contract Owner’s annual compensation (reduced by his salary reduction Premiums to the 403(b) Program and certain other employee plans). This limit will be reduced if a Contract Owner also participates in an Employee Benefit Plan maintained by a business that he or she controls.

The limits described above do not apply to amounts “rolled over” from another Section 403(b) Program. A Contract Owner who receives an “eligible rollover distribution” will be permitted either to roll over such amount to another Section 403 (b) Program or an IRA within sixty (60) days of receipt or to make a direct rollover to another Section 403(b) Program or an IRA without recognition of income. An “eligible rollover distribution” means any distribution to a Contract Owner of all or any taxable portion of the balance of his credit under a Section 403(b) Program, other than a required minimum distribution to a Contract Owner who has reached age 72 and excluding any distribution which is one of a series of substantially equal payments made (1) over the life expectancy of the Contract Owner or the joint life expectancy of the Contract Owner and the Contract Owner’s beneficiary or (2) over a specified period of ten (10) years or more. Provisions of the Internal Revenue Code require that 20 percent of every eligible rollover distribution that is not directly rolled over be withheld by the payor for federal income taxes.

408 And 408A Programs

Code Sections 219, 408 and 408A permit eligible individuals to contribute to an individual retirement program, including a Simplified Employee Pension Plan, an Employer Association Established Individual Retirement Account Trust, known as an Individual Retirement Account (“IRA”) and a Roth IRA. These IRA accounts are subject to limitations on the amount that may be contributed, the persons who may be eligible, and on the time when distributions may commence. In addition,

12

certain distributions from some other types of retirement plans may be placed on a tax-deferred basis in an IRA. Sale of the Contracts for use with IRAs may be subject to special requirements imposed by the Internal Revenue Service. Purchasers of the Contracts for such purposes will be provided with such supplementary information as may be required by the Internal Revenue Service or other appropriate agency, and will have the right to revoke the Contract under certain circumstances. If an Owner of a Contract issued in connection with a 408 Program surrenders the Contract or makes a withdrawal, the Contract Owner will realize income taxable at ordinary tax rates on the amount received to the extent that the amount exceeds the 408 Premiums that were not excludable from the taxable income of the employee when paid.

Premiums paid to the individual retirement account of a Contract Owner under a 408 Program that is described in Section 408(c) of the Internal Revenue Code are subject to the limits on Premiums paid to individual retirement accounts under Section 219(b) of the Internal Revenue Code. Under Section 219(b) of the Code, Premiums paid to an individual retirement account are limited to the lesser of $7,000 or the Contract Owner’s annual compensation. In the case of an individual who has attained the age of 50 before the close of the taxable year, the deductible amount for such taxable year shall increase by $1,000. For tax years beginning after 1996, if a married couple files a joint return, each spouse may, in the great majority of cases, make contributions to his or her IRA up to the $7,000; The extent to which a Contract Owner may deduct Premiums paid in connection with this type of 408 Program depends on his and his spouse’s gross income for the year and whether either participate in another employer-sponsored retirement plan.

Premiums paid in connection with a 408 Program that is a simplified employee pension plan are subject to limits under Section 402(h) of the Internal Revenue Code. Section 402(h) currently limits Premiums paid in connection with a simplified employee pension plan to the lesser of (a) 25 percent of the Contract Owner’s compensation, or (b) $70,000. Premiums paid through salary reduction are subject to additional annual limits.

Withdrawals from Roth IRAs may be made tax-free under certain circumstances. Please consult your tax advisor for more details.

457 Programs

Deferrals by an eligible individual to a 457 Program generally are limited under Section 457(b) of the Internal Revenue Code to the lesser of (a) $23,500, or (b) 100 percent of the Contract Owner’s includable compensation. If the Contract Owner participates in more than one 457 Program, the limit applies to contributions to all such programs. The Section 457(b) limit is increased during the last three (3) years ending before the Contract Owner reaches his normal retirement age under the 457 Program. For certain state and local government plans, if you are age fifty (50) or older, an additional catch-up contribution of $7,500 is allowed. Starting in 2025, individuals in certain state and local government plans aged 60 to 63 can make a catch-up contribution of $11,250. Please contact your plan sponsor to determine if your plan is eligible.

Employee Benefit Plans

Code Section 401 permits business employers and certain associations to establish various types of retirement plans for employees. Such retirement plans may permit the purchase of Contracts to provide benefits thereunder.

If an Owner of a Contract issued in connection with an Employee Benefit Plan who is a participant in the Plan receives a lump-sum distribution, the portion of the distribution equal to any Premiums that were taxable to the Contract Owner in the year when paid is generally received tax-free. The balance of the distribution will generally be treated as ordinary income.

Under an Employee Benefit Plan under Section 401 of the Code, when annuity payments commence (as opposed to a lump-sum distribution), under Section 72 of the Code, the portion of each payment attributable to Premiums that were taxable to the Participant in the year made, if any, is excluded from gross income as a return of the Participant’s investment. The portion so excluded is determined at the time the payments commence by dividing the Participant’s investment in the Contract by the expected return for Non- Qualified Plans and by a specific number of payments for Qualified Plans. The periodic payments in excess of this amount are taxable as ordinary income. Once the Participant’s investment has been recovered, the full annuity payment will be taxable. If the annuity should stop before the investment has been received, the unrecovered portion is deductible on the Annuitant’s final return. If the Contract Owner paid no Premiums that were taxable to the Contract Owner in the year made, there would be no portion excludable.

The applicable annual limits on premiums paid in connection with an Employee Benefit Plan depend upon the type of plan. Total premiums paid on behalf of a Contract Owner who is a Participant to all defined contribution plans maintained by an Employer are limited under Section 415(c) of the Internal Revenue Code to the lesser of (a) $70,000 in 2025, or (b) 100

13

percent of a Participant’s annual compensation. Premiums paid through salary reduction to a cash-or-deferred arrangement under a profit-sharing plan are subject to additional annual limits. Premiums paid to a defined benefit pension plan are actuarially determined based upon the amount of benefits the Participant will receive under the plan formula. The maximum annual benefit any Participant may receive under an Employer’s defined benefit plan is limited under Section 415(b) of the Internal Revenue Code.

Tax Penalty for All Annuity Contracts

Any distribution made to a Contract Owner who is a Participant from an Employee Benefit Plan or a 408 Program other than on account of one or more of the following events will be subject to a 10 percent penalty tax on the amount distributed:

(a)  the Contract Owner has attained age 59 1/2;

(b)  the Contract Owner has died; or

(c)  the Contract Owner is disabled.

In addition, a distribution from an Employee Benefit Plan will not be subject to a 10 percent excise tax on the amount distributed if the Contract Owner is 55 and has separated from service. Distributions received at least annually as part of a series of substantially equal periodic payments made for the life of the Participant will not be subject to an excise tax. Certain other exceptions may apply. Consult your tax advisor.

Withholding for Employee Benefit Plans and Tax- Free Deferred Annuities

Distributions from an Employee Benefit Plan to an employee, surviving spouse, or former spouse who is an alternate payee under a qualified domestic relations order, in the form a lump- sum settlement or periodic annuity payments for a fixed period of fewer than 10 years are subject to mandatory federal income tax withholding of 20 percent of the taxable amount of the distribution, unless the distributee directs the transfer of such amounts to another Employee Benefit Plan or to an Individual Retirement Account under Code Section 408. The taxable amount is the amount of the distribution, less the amount allocable to after-tax Premiums.

All other types of distributions from Employee Benefit Plans and all distributions from Individual Retirement Accounts are subject to federal income tax withholding on the taxable amount unless the distributee elects not to have the withholding apply. The amount withheld is based on the type of distribution. Federal tax will be withheld from annuity payments (other than those subject to mandatory 20 percent withholding) pursuant to the recipient’s withholding certificate.

If no withholding certificate is filed with AUL, tax will be withheld on the basis that the payee is married with three (3) withholding exemptions. Tax on all surrenders and lump-sum distributions from Individual Retirement Accounts will be withheld at a flat 10 percent rate.

Withholding on annuity payments and other distributions from the Contract will be made in accordance with regulations of the Internal Revenue Service.

14

Statement of Additional Information for StarPoint — Individual Flexible Premium Deferred Variable Annuity

Statement of Additional Information for

StarPoint —

Individual Flexible

Premium

Deferred Variable Annuity

Products and financial services provided by:

American United Life Insurance Company®

a OneAmerica® company

P.O. Box 368, Indianapolis, Indiana

46206-0368

1-800-537-6442

May 1, 2025

15

STATEMENT OF ADDITIONAL INFORMATION

May 1, 2025

INDIVIDUAL FLEXIBLE PREMIUM VARIABLE DEFERRED ANNUITY StarPoint

Individual Variable Annuity Contracts

Offered By

American United Life Insurance Company®

One American Square

P.O. Box 368

Indianapolis, Indiana 46206-0368

(800) 537-6642

www.oneamerica.com

Individual Annuity Service Office Mail Address

P.O. Box 7127

Indianapolis, Indiana 46206-7127

(800) 537-6642

This Statement of Additional Information is not a prospectus and should be read in conjunction with the current Prospectus for AUL Individual Flexible Premium Variable Deferred Annuity, dated May 1, 2018.

A Prospectus is available without charge by calling the number listed above or by mailing to American United Life Insurance Company® (“AUL”) at the address listed above.

16

GENERAL INFORMATION AND HISTORY

For a general description of AUL and AUL American Individual Variable Annuity Unit Trust (the “Variable Account”), see the section entitled “Information about AUL, The Variable Account, and The Funds” in the Prospectus. Defined terms used in this Statement of Additional Information have the same meaning as terms defined in the Prospectus.

OneAmerica Securities, Inc. is the Principal Underwriter and the Distributor for the variable annuity contracts (the “Contracts”) described in the Prospectus and in this Statement of Additional Information. OneAmerica Securities, Inc. is a wholly owned subsidiary of AUL and is registered with the Securities and Exchange Commission (the “SEC”) as a broker-dealer.

OneAmerica Securities, Inc. serves as the Principal Underwriter without compensation from the Variable Account.

CUSTODY OF ASSETS

The assets of the Variable Account are held by AUL. The assets are maintained separate and apart from the assets of other separate accounts of AUL and from AUL’s General Account assets. AUL maintains records of all purchases and redemptions of shares of the Funds.

TAX STATUS OF AUL AND THE VARIABLE ACCOUNT

The operations of the Variable Account form a part of AUL, so AUL will be responsible for any federal income and other taxes that become payable with respect to the income of the Variable Account. Each Investment Account will bear its allocable share of such liabilities, but under current law, no dividend, interest income, or realized capital gain attributable, at a minimum, to appreciation of the Investment Accounts will be taxed to AUL to the extent it is applied to increase reserves under the Contracts.

Each of the Funds in which the Variable Account invests has advised AUL that it intends to qualify as a “regulated Investment Company” under the Code. AUL does not guarantee that any Fund will so qualify. If the requirements of the Code are met, a Fund will not be taxed on amounts distributed on a timely basis to the Variable Account. If a Fund does not qualify, the tax status of the Contracts as annuities might be lost, which could result in immediate taxation of amounts earned under the Contracts (except those held in Employee Benefit Plans and 408 Programs).

Under regulations promulgated under Code Section 817(h), each Investment Account must meet certain diversification standards. Generally, compliance with these standards is determined by taking into account an Investment Account’s share of assets of the appropriate underlying Fund. To meet this test, on the last day of each calendar quarter, no more than 55 percent of the total assets of a Fund may be represented by any one investment, no more than 70 percent may be represented by any two investments, no more than 80 percent may be represented by any three investments, and no more than 90 percent may be represented by any four (4) investments. For the purposes of Section 817(h), securities of a single issuer generally are treated as one investment, but obligations of the U.S. Treasury and each U.S. governmental agency or instrumentality generally are treated as securities of separate issuers.

TAX TREATMENT OF AND LIMITS ON PREMIUMS UNDER RETIREMENT PROGRAMS

The Contracts may be offered for use with several types of qualified or non-qualified retirement programs as described in the Prospectus. The tax rules applicable to Owners of Contracts used in connection with qualified retirement programs vary

17

according to the type of retirement plan and its terms and conditions. Therefore, no attempt is made herein to provide more than general information about the use of the Contracts with the various types of qualified retirement programs.

Owners, Annuitants, Beneficiaries and other payees are cautioned that the rights of any person to any benefits under these programs may be subject to the terms and conditions of the Qualified Plans themselves, regardless of the terms and conditions of the Contracts issued in connection therewith.

Generally, no taxes are imposed on the increases in the value of a Contract by reason of investment experience or employer contributions until a distribution occurs, either as a lump-sum payment or annuity payments under an elected Annuity Option or in the form of cash withdrawals, surrenders, or other distributions prior to the Annuity Date.

The amounts of Premiums that may be paid under a Contract issued in connection with a Qualified Plan are subject to limitations that may vary depending on the type of Qualified Plan. In addition, early distributions from most Qualified Plans may be subject to penalty taxes, or in the case of distributions of amounts contributed under salary reduction agreements, could cause the Qualified Plan to be disqualified. Furthermore, distributions from most Qualified Plans are subject to certain minimum distribution rules. Failure to comply with these rules could result in disqualification of the Qualified Plan or subject the Annuitant to penalty taxes. As a result, the minimum distribution rules could limit the availability of certain Annuity Options to Contract Owners and their Beneficiaries.

Below are brief descriptions of various types of qualified retirement programs and the use of the Contracts in connection therewith. Unless otherwise indicated in the context of the description, these descriptions reflect the assumption that the Contract Owner is a Participant in the retirement program. For Employee Benefit Plans that are defined benefit plans, a Contract generally would be purchased by a Participant, but owned by the plan itself.

403(b) Programs

Premiums paid pursuant to a 403(b) Program are excludable from a Contract Owner’s gross income if they do not exceed the smallest of the limits calculated under Sections 402(g) and 415 of the Code. Section 402(g) generally limits a Contract Owner’s salary reduction Premiums to $23,500 for 2025. The limit may be reduced by salary reduction Premiums to another type of retirement plan. A Contract Owner with at least fifteen (15) years of service for a “qualified employer” (i.e., an educational organization, hospital, home health service agency, health and welfare service agency, church or convention or association of churches) generally may exceed this limit by $3,000 per year, subject to an aggregate limit of $15,000 for all years. If you are age fifty (50) or older, an additional catch-up contribution of $7,500 is allowed. Starting in 2025, individuals aged 60 to 63 can make a catch-up contribution of $11,250. Please contact your plan sponsor to determine if your plan is eligible.

Section 415(c) also provides an overall limit on the amount of employer and Contract Owner’s salary reduction Premiums to a Section 403(b) Program that will be excludable from an employee’s gross income in a given year. The Section 415(c) limit is the lesser of (a) $70,000 in 2025, or (b) 100 percent of the Contract Owner’s annual compensation (reduced by his salary reduction Premiums to the 403(b) Program and certain other employee plans). This limit will be reduced if a Contract Owner also participates in an Employee Benefit Plan maintained by a business that he or she controls.

The limits described above do not apply to amounts “rolled over” from another Section 403(b) Program. A Contract Owner who receives an “eligible rollover distribution” will be permitted either to roll over such amount to another Section 403 (b) Program or an IRA within sixty (60) days of receipt or to make a direct rollover to another Section 403(b) Program or an IRA without recognition of income. An “eligible rollover distribution” means any distribution to a Contract Owner of all or any taxable portion of the balance of his credit under a Section 403(b) Program, other than a required minimum distribution to a Contract Owner who has reached age 72 and excluding any distribution which is one of a series of substantially equal payments made (1) over the life expectancy of the Contract Owner or the joint life expectancy of the Contract Owner and the Contract Owner’s beneficiary or (2) over a specified period of ten (10) years or more. Provisions of the Internal Revenue Code require that 20 percent of every eligible rollover distribution that is not directly rolled over be withheld by the payor for federal income taxes.

408 And 408A Programs

Code Sections 219, 408 and 408A permit eligible individuals to contribute to an individual retirement program, including a Simplified Employee Pension Plan, an Employer Association Established Individual Retirement Account Trust, known as an

18

Individual Retirement Account (“IRA”) and a Roth IRA. These IRA accounts are subject to limitations on the amount that may be contributed, the persons who may be eligible, and on the time when distributions may commence. In addition, certain distributions from some other types of retirement plans may be placed on a tax-deferred basis in an IRA. Sale of the Contracts for use with IRAs may be subject to special requirements imposed by the Internal Revenue Service. Purchasers of the Contracts for such purposes will be provided with such supplementary information as may be required by the Internal Revenue Service or other appropriate agency, and will have the right to revoke the Contract under certain circumstances. If an Owner of a Contract issued in connection with a 408 Program surrenders the Contract or makes a withdrawal, the Contract Owner will realize income taxable at ordinary tax rates on the amount received to the extent that the amount exceeds the 408 Premiums that were not excludable from the taxable income of the employee when paid.

Premiums paid to the individual retirement account of a Contract Owner under a 408 Program that is described in Section 408(c) of the Internal Revenue Code are subject to the limits on Premiums paid to individual retirement accounts under Section 219(b) of the Internal Revenue Code. Under Section 219(b) of the Code, Premiums paid to an individual retirement account are limited to the lesser of $7,000 or the Contract Owner’s annual compensation. In the case of an individual who has attained the age of 50 before the close of the taxable year, the deductible amount for such taxable year shall increase by $1,000. For tax years beginning after 1996, if a married couple files a joint return, each spouse may, in the great majority of cases, make contributions to his or her IRA up to the $7,000; The extent to which a Contract Owner may deduct Premiums paid in connection with this type of 408 Program depends on his and his spouse’s gross income for the year and whether either participate in another employer-sponsored retirement plan.

Premiums paid in connection with a 408 Program that is a simplified employee pension plan are subject to limits under Section 402(h) of the Internal Revenue Code. Section 402(h) currently limits Premiums paid in connection with a simplified employee pension plan to the lesser of (a) 25 percent of the Contract Owner’s compensation, or (b) $70,000. Premiums paid through salary reduction are subject to additional annual limits.

Withdrawals from Roth IRAs may be made tax-free under certain circumstances. Please consult your tax advisor for more details.

457 Programs

Deferrals by an eligible individual to a 457 Program generally are limited under Section 457(b) of the Internal Revenue Code to the lesser of (a) $23,500 in 2025, or (b) 100 percent of the Contract Owner’s includable compensation. If the Contract Owner participates in more than one 457 Program, the limit applies to contributions to all such programs. The Section 457(b) limit is increased during the last three (3) years ending before the Contract Owner reaches his normal retirement age under the 457 Program. For certain state and local government plans, if you are age fifty (50) or older, an additional catch-up contribution of $7,500 is allowed. Starting in 2025, individuals in certain state and local government plans aged 60 to 63 can make a catch-up contribution of $11,250. Please contact your plan sponsor to determine if your plan is eligible.

Employee Benefit Plans

Code Section 401 permits business employers and certain associations to establish various types of retirement plans for employees. Such retirement plans may permit the purchase of Contracts to provide benefits thereunder.

If an Owner of a Contract issued in connection with an Employee Benefit Plan who is a participant in the Plan receives a lump-sum distribution, the portion of the distribution equal to any Premiums that were taxable to the Contract Owner in the year when paid is generally received tax-free. The balance of the distribution will generally be treated as ordinary income.

Under an Employee Benefit Plan under Section 401 of the Code, when annuity payments commence (as opposed to a lump-sum distribution), under Section 72 of the Code, the portion of each payment attributable to Premiums that were taxable to the Participant in the year made, if any, is excluded from gross income as a return of the Participant’s investment. The portion so excluded is determined at the time the payments commence by dividing the Participant’s investment in the Contract by the expected return for Non- Qualified Plans and by a specific number of payments for Qualified Plans. The periodic payments in excess of this amount are taxable as ordinary income. Once the Participant’s investment has been recovered, the full annuity payment will be taxable. If the annuity should stop before the investment has been received, the unrecovered portion is deductible on the Annuitant’s final return. If the Contract Owner paid no Premiums that were taxable to the Contract Owner in the year made, there would be no portion excludable.

19

The applicable annual limits on premiums paid in connection with an Employee Benefit Plan depend upon the type of plan. Total premiums paid on behalf of a Contract Owner who is a Participant to all defined contribution plans maintained by an Employer are limited under Section 415(c) of the Internal Revenue Code to the lesser of (a) $70,000 in 2025, or (b) 100 percent of a Participant’s annual compensation. Premiums paid through salary reduction to a cash-or-deferred arrangement under a profit-sharing plan are subject to additional annual limits. Premiums paid to a defined benefit pension plan are actuarially determined based upon the amount of benefits the Participant will receive under the plan formula. The maximum annual benefit any Participant may receive under an Employer’s defined benefit plan is limited under Section 415(b) of the Internal Revenue Code.

Tax Penalty for All Annuity Contracts

Any distribution made to a Contract Owner who is a Participant from an Employee Benefit Plan or a 408 Program other than on account of one or more of the following events will be subject to a 10 percent penalty tax on the amount distributed:

(a)  the Contract Owner has attained age 59 1/2;

(b)  the Contract Owner has died; or

(c)  the Contract Owner is disabled.

In addition, a distribution from an Employee Benefit Plan will not be subject to a 10 percent excise tax on the amount distributed if the Contract Owner is 55 and has separated from service. Distributions received at least annually as part of a series of substantially equal periodic payments made for the life of the Participant will not be subject to an excise tax. Certain other exceptions may apply. Consult your tax advisor.

Withholding for Employee Benefit Plans and Tax- Free Deferred Annuities

Distributions from an Employee Benefit Plan to an employee, surviving spouse, or former spouse who is an alternate payee under a qualified domestic relations order, in the form a lump- sum settlement or periodic annuity payments for a fixed period of fewer than 10 years are subject to mandatory federal income tax withholding of 20 percent of the taxable amount of the distribution, unless the distributee directs the transfer of such amounts to another Employee Benefit Plan or to an Individual Retirement Account under Code Section 408. The taxable amount is the amount of the distribution, less the amount allocable to after-tax Premiums.

All other types of distributions from Employee Benefit Plans and all distributions from Individual Retirement Accounts are subject to federal income tax withholding on the taxable amount unless the distributee elects not to have the withholding apply. The amount withheld is based on the type of distribution. Federal tax will be withheld from annuity payments (other than those subject to mandatory 20 percent withholding) pursuant to the recipient’s withholding certificate.

If no withholding certificate is filed with AUL, tax will be withheld on the basis that the payee is married with three (3) withholding exemptions. Tax on all surrenders and lump-sum distributions from Individual Retirement Accounts will be withheld at a flat 10 percent rate.

Withholding on annuity payments and other distributions from the Contract will be made in accordance with regulations of the Internal Revenue Service.

20

Statement of Additional Information for Voyage Protector — Individual Flexible Premium Deferred Variable Annuity

Statement of Additional Information for

Voyage Protector —

Individual Flexible Premium

Deferred Variable Annuity

Products and financial services provided by:

American United Life Insurance Company®

a OneAmerica® company

P.O. Box 368, Indianapolis, Indiana

46206-0368

1-800-537-6442

May 1, 2025

21

STATEMENT OF ADDITIONAL INFORMATION

May 1, 2025

INDIVIDUAL FLEXIBLE PREMIUM VARIABLE DEFERRED ANNUITY VOYAGE PROTECTOR

Individual Variable Annuity Contracts

Offered By

American United Life Insurance Company®

One American Square

P.O. Box 368

Indianapolis, Indiana 46206-0368

(800) 537-6642

www.oneamerica.com

Individual Annuity Service Office Mail Address

P.O. Box 7127

Indianapolis, Indiana 46206-7127

(800) 537-6642

This Statement of Additional Information is not a prospectus and should be read in conjunction with the current Prospectus for AUL Individual Flexible Premium Variable Deferred Variable Annuity, Voyager Protector dated May 1, 2018.

A Prospectus is available without charge by calling the number listed above or by mailing to American United Life Insurance Company® (“AUL”) at the address listed above.

22

GENERAL INFORMATION AND HISTORY

For a general description of AUL and AUL American Individual Variable Annuity Unit Trust (the “Variable Account”), see the section entitled “Information about AUL, The Variable Account, and The Funds” in the Prospectus. Defined terms used in this Statement of Additional Information have the same meaning as terms defined in the Prospectus.

OneAmerica Securities, Inc. is the Principal Underwriter and the Distributor for the variable annuity contracts (the “Contracts”) described in the Prospectus and in this Statement of Additional Information. OneAmerica Securities, Inc. is a wholly owned subsidiary of AUL and is registered with the Securities and Exchange Commission (the “SEC”) as a broker-dealer.

OneAmerica Securities, Inc. serves as the Principal Underwriter without compensation from the Variable Account.

CUSTODY OF ASSETS

The assets of the Variable Account are held by AUL. The assets are maintained separate and apart from the assets of other separate accounts of AUL and from AUL’s General Account assets. AUL maintains records of all purchases and redemptions of shares of the Funds.

TAX STATUS OF AUL AND THE VARIABLE ACCOUNT

The operations of the Variable Account form a part of AUL, so AUL will be responsible for any federal income and other taxes that become payable with respect to the income of the Variable Account. Each Investment Account will bear its allocable share of such liabilities, but under current law, no dividend, interest income, or realized capital gain attributable, at a minimum, to appreciation of the Investment Accounts will be taxed to AUL to the extent it is applied to increase reserves under the Contracts.

Each of the Funds in which the Variable Account invests has advised AUL that it intends to qualify as a “regulated Investment Company” under the Code. AUL does not guarantee that any Fund will so qualify. If the requirements of the Code are met, a Fund will not be taxed on amounts distributed on a timely basis to the Variable Account. If a Fund does not qualify, the tax status of the Contracts as annuities might be lost, which could result in immediate taxation of amounts earned under the Contracts (except those held in Employee Benefit Plans and 408 Programs).

Under regulations promulgated under Code Section 817(h), each Investment Account must meet certain diversification standards. Generally, compliance with these standards is determined by taking into account an Investment Account’s share of assets of the appropriate underlying Fund. To meet this test, on the last day of each calendar quarter, no more than 55 percent of the total assets of a Fund may be represented by any one investment, no more than 70 percent may be represented by any two investments, no more than 80 percent may be represented by any three investments, and no more than 90 percent may be represented by any four (4) investments. For the purposes of Section 817(h), securities of a single issuer generally are treated as one investment, but obligations of the U.S. Treasury and each U.S. governmental agency or instrumentality generally are treated as securities of separate issuers.

23

TAX TREATMENT OF AND LIMITS ON PREMIUMS UNDER RETIREMENT PROGRAMS

The Contracts may be offered for use with several types of qualified or non-qualified retirement programs as described in the Prospectus. The tax rules applicable to Owners of Contracts used in connection with qualified retirement programs vary according to the type of retirement plan and its terms and conditions. Therefore, no attempt is made herein to provide more than general information about the use of the Contracts with the various types of qualified retirement programs.

Owners, Annuitants, Beneficiaries and other payees are cautioned that the rights of any person to any benefits under these programs may be subject to the terms and conditions of the Qualified Plans themselves, regardless of the terms and conditions of the Contracts issued in connection therewith.

Generally, no taxes are imposed on the increases in the value of a Contract by reason of investment experience or employer contributions until a distribution occurs, either as a lump-sum payment or annuity payments under an elected Annuity Option or in the form of cash withdrawals, surrenders, or other distributions prior to the Annuity Date.

The amounts of Premiums that may be paid under a Contract issued in connection with a Qualified Plan are subject to limitations that may vary depending on the type of Qualified Plan. In addition, early distributions from most Qualified Plans may be subject to penalty taxes, or in the case of distributions of amounts contributed under salary reduction agreements, could cause the Qualified Plan to be disqualified. Furthermore, distributions from most Qualified Plans are subject to certain minimum distribution rules. Failure to comply with these rules could result in disqualification of the Qualified Plan or subject the Annuitant to penalty taxes. As a result, the minimum distribution rules could limit the availability of certain Annuity Options to Contract Owners and their Beneficiaries.

Below are brief descriptions of various types of qualified retirement programs and the use of the Contracts in connection therewith. Unless otherwise indicated in the context of the description, these descriptions reflect the assumption that the Contract Owner is a Participant in the retirement program. For Employee Benefit Plans that are defined benefit plans, a Contract generally would be purchased by a Participant, but owned by the plan itself.

403(b) Programs

Premiums paid pursuant to a 403(b) Program are excludable from a Contract Owner’s gross income if they do not exceed the smallest of the limits calculated under Sections 402(g) and 415 of the Code. Section 402(g) generally limits a Contract Owner’s salary reduction Premiums to $23,500 for 2025. The limit may be reduced by salary reduction Premiums to another type of retirement plan. A Contract Owner with at least fifteen (15) years of service for a “qualified employer” (i.e., an educational organization, hospital, home health service agency, health and welfare service agency, church or convention or association of churches) generally may exceed this limit by $3,000 per year, subject to an aggregate limit of $15,000 for all years. If you are age fifty (50) or older, an additional catch-up contribution of $7,500 is allowed. Starting in 2025, individuals aged 60 to 63 can make a catch-up contribution of $11,250. Please contact your plan sponsor to determine if your plan is eligible.

Section 415(c) also provides an overall limit on the amount of employer and Contract Owner’s salary reduction Premiums to a Section 403(b) Program that will be excludable from an employee’s gross income in a given year. The Section 415(c) limit is the lesser of (a) $70,000 in 2025, or (b) 100 percent of the Contract Owner’s annual compensation (reduced by his salary reduction Premiums to the 403(b) Program and certain other employee plans). This limit will be reduced if a Contract Owner also participates in an Employee Benefit Plan maintained by a business that he or she controls.

The limits described above do not apply to amounts “rolled over” from another Section 403(b) Program. A Contract Owner who receives an “eligible rollover distribution” will be permitted either to roll over such amount to another Section 403 (b) Program or an IRA within sixty (60) days of receipt or to make a direct rollover to another Section 403(b) Program or an IRA without recognition of income. An “eligible rollover distribution” means any distribution to a Contract Owner of all or any taxable portion of the balance of his credit under a Section 403(b) Program, other than a required minimum distribution to a Contract Owner who has reached age 72 and excluding any distribution which is one of a series of substantially equal payments made (1) over the life expectancy of the Contract Owner or the joint life expectancy of the

24

Contract Owner and the Contract Owner’s beneficiary or (2) over a specified period of ten (10) years or more. Provisions of the Internal Revenue Code require that 20 percent of every eligible rollover distribution that is not directly rolled over be withheld by the payor for federal income taxes.

408 And 408A Programs

Code Sections 219, 408 and 408A permit eligible individuals to contribute to an individual retirement program, including a Simplified Employee Pension Plan, an Employer Association Established Individual Retirement Account Trust, known as an Individual Retirement Account (“IRA”) and a Roth IRA. These IRA accounts are subject to limitations on the amount that may be contributed, the persons who may be eligible, and on the time when distributions may commence. In addition, certain distributions from some other types of retirement plans may be placed on a tax-deferred basis in an IRA. Sale of the Contracts for use with IRAs may be subject to special requirements imposed by the Internal Revenue Service. Purchasers of the Contracts for such purposes will be provided with such supplementary information as may be required by the Internal Revenue Service or other appropriate agency, and will have the right to revoke the Contract under certain circumstances. If an Owner of a Contract issued in connection with a 408 Program surrenders the Contract or makes a withdrawal, the Contract Owner will realize income taxable at ordinary tax rates on the amount received to the extent that the amount exceeds the 408 Premiums that were not excludable from the taxable income of the employee when paid.

Premiums paid to the individual retirement account of a Contract Owner under a 408 Program that is described in Section 408(c) of the Internal Revenue Code are subject to the limits on Premiums paid to individual retirement accounts under Section 219(b) of the Internal Revenue Code. Under Section 219(b) of the Code, Premiums paid to an individual retirement account are limited to the lesser of $7,000 or the Contract Owner’s annual compensation. In the case of an individual who has attained the age of 50 before the close of the taxable year, the deductible amount for such taxable year shall increase by $1,000. For tax years beginning after 1996, if a married couple files a joint return, each spouse may, in the great majority of cases, make contributions to his or her IRA up to the $7,000; The extent to which a Contract Owner may deduct Premiums paid in connection with this type of 408 Program depends on his and his spouse’s gross income for the year and whether either participate in another employer-sponsored retirement plan.

Premiums paid in connection with a 408 Program that is a simplified employee pension plan are subject to limits under Section 402(h) of the Internal Revenue Code. Section 402(h) currently limits Premiums paid in connection with a simplified employee pension plan to the lesser of (a) 25 percent of the Contract Owner’s compensation, or (b) $70,000. Premiums paid through salary reduction are subject to additional annual limits.

Withdrawals from Roth IRAs may be made tax-free under certain circumstances. Please consult your tax advisor for more details.

457 Programs

Deferrals by an eligible individual to a 457 Program generally are limited under Section 457(b) of the Internal Revenue Code to the lesser of (a) $23,500 in 2025, or (b) 100 percent of the Contract Owner’s includable compensation. If the Contract Owner participates in more than one 457 Program, the limit applies to contributions to all such programs. The Section 457(b) limit is increased during the last three (3) years ending before the Contract Owner reaches his normal retirement age under the 457 Program. For certain state and local government plans, if you are age fifty (50) or older, an additional catch-up contribution of $7,500 is allowed. Starting in 2025, individuals in certain state and local government plans aged 60 to 63 can make a catch-up contribution of $11,250. Please contact your plan sponsor to determine if your plan is eligible.

Employee Benefit Plans

Code Section 401 permits business employers and certain associations to establish various types of retirement plans for employees. Such retirement plans may permit the purchase of Contracts to provide benefits thereunder.

If an Owner of a Contract issued in connection with an Employee Benefit Plan who is a participant in the Plan receives a lump-sum distribution, the portion of the distribution equal to any Premiums that were taxable to the Contract Owner in the year when paid is generally received tax-free. The balance of the distribution will generally be treated as ordinary income.

25

Under an Employee Benefit Plan under Section 401 of the Code, when annuity payments commence (as opposed to a lump-sum distribution), under Section 72 of the Code, the portion of each payment attributable to Premiums that were taxable to the Participant in the year made, if any, is excluded from gross income as a return of the Participant’s investment. The portion so excluded is determined at the time the payments commence by dividing the Participant’s investment in the Contract by the expected return for Non- Qualified Plans and by a specific number of payments for Qualified Plans. The periodic payments in excess of this amount are taxable as ordinary income. Once the Participant’s investment has been recovered, the full annuity payment will be taxable. If the annuity should stop before the investment has been received, the unrecovered portion is deductible on the Annuitant’s final return. If the Contract Owner paid no Premiums that were taxable to the Contract Owner in the year made, there would be no portion excludable.

The applicable annual limits on premiums paid in connection with an Employee Benefit Plan depend upon the type of plan. Total premiums paid on behalf of a Contract Owner who is a Participant to all defined contribution plans maintained by an Employer are limited under Section 415(c) of the Internal Revenue Code to the lesser of (a) $70,000 in 2025, or (b) 100 percent of a Participant’s annual compensation. Premiums paid through salary reduction to a cash-or-deferred arrangement under a profit-sharing plan are subject to additional annual limits. Premiums paid to a defined benefit pension plan are actuarially determined based upon the amount of benefits the Participant will receive under the plan formula. The maximum annual benefit any Participant may receive under an Employer’s defined benefit plan is limited under Section 415(b) of the Internal Revenue Code.

Tax Penalty for All Annuity Contracts

Any distribution made to a Contract Owner who is a Participant from an Employee Benefit Plan or a 408 Program other than on account of one or more of the following events will be subject to a 10 percent penalty tax on the amount distributed:

(a)  the Contract Owner has attained age 59 1/2;

(b)  the Contract Owner has died; or

(c)  the Contract Owner is disabled.

In addition, a distribution from an Employee Benefit Plan will not be subject to a 10 percent excise tax on the amount distributed if the Contract Owner is 55 and has separated from service. Distributions received at least annually as part of a series of substantially equal periodic payments made for the life of the Participant will not be subject to an excise tax. Certain other exceptions may apply. Consult your tax advisor.

Withholding for Employee Benefit Plans and Tax- Free Deferred Annuities

Distributions from an Employee Benefit Plan to an employee, surviving spouse, or former spouse who is an alternate payee under a qualified domestic relations order, in the form a lump- sum settlement or periodic annuity payments for a fixed period of fewer than 10 years are subject to mandatory federal income tax withholding of 20 percent of the taxable amount of the distribution, unless the distributee directs the transfer of such amounts to another Employee Benefit Plan or to an Individual Retirement Account under Code Section 408. The taxable amount is the amount of the distribution, less the amount allocable to after-tax Premiums.

All other types of distributions from Employee Benefit Plans and all distributions from Individual Retirement Accounts are subject to federal income tax withholding on the taxable amount unless the distributee elects not to have the withholding apply. The amount withheld is based on the type of distribution. Federal tax will be withheld from annuity payments (other than those subject to mandatory 20 percent withholding) pursuant to the recipient’s withholding certificate.

If no withholding certificate is filed with AUL, tax will be withheld on the basis that the payee is married with three (3) withholding exemptions. Tax on all surrenders and lump-sum distributions from Individual Retirement Accounts will be withheld at a flat 10 percent rate.

26

Withholding on annuity payments and other distributions from the Contract will be made in accordance with regulations of the Internal Revenue Service.

27

PORTFOLIO COMPANIES UNDER THE CONTRACT

The following list of Portfolio Companies under the Contract. More information about the Portfolio Companies is available in the prospectuses for the Portfolio Companies, which may be amended from time to time and can be found online at www.oneamerica.com/prospectuses. You can request this information at no cost by calling 800-537-6442 or by sending an email to policyservice@oneamerica.com.

FUND IDENTIFIER	ASSET CLASS	FUND NAME	SHARE CLASS
03-376	Foreign Equity	AB VPS International Growth Portfolio	A
03-377	Foreign Equity	AB VPS International Value Portfolio	A
03-378	Mid Cap Equity	AB VPS Small/Mid Cap Value Portfolio	A
03-500	Large Cap Equity	Alger Large Cap Growth Portfolio	I-2
03-515	Small Cap Equity	Alger Small Cap Growth Portfolio	I-2
03-410	Mid Cap Equity	American Century VP Capital Appreciation Fund	I
03-425	Balanced	American Century VP Income & Growth Fund	I
03-420	Foreign Equity	American Century VP International Fund	I
03-397	Mid Cap Equity	American Century VP Mid Cap Value Fund	II
03-122	Large Cap Equity	American Century VP Ultra Fund	I
03-520	Mid Cap Equity	Calvert VP SRI Mid Cap Growth Portfolio	N/A
03-382	Small Cap Equity	Columbia Variable Portfolio-Small Cap Value Fund	1
03-384	Specialty	Columbia Variable Portfolio-US Government Mortgage Fund	1
03-646	Small Cap Equity	BNY Mellon Investment Portfolios, Small Cap Stock Index Portfolio	Service
03-650	Specialty	BNY Mellon Investment Portfolios, Technology Growth Portfolio	Service
03-645	Large Cap Equity	BNY Mellon Variable Investment Fund, Appreciation Portfolio	Service
03-230	Balanced	Fidelity VIP Asset Manager Portfolio	Initial
03-245	Large Cap Equity	Fidelity VIP Contrafund Portfolio	Initial
03-205	Large Cap Equity	Fidelity VIP Equity-Income Portfolio	Initial
03-163	Managed Asset Allocation	Fidelity VIP Freedom 2005 Portfolio	Initial
03-162	Managed Asset Allocation	Fidelity VIP Freedom 2010 Portfolio	Initial
03-161	Managed Asset Allocation	Fidelity VIP Freedom 2015 Portfolio	Initial
03-159	Managed Asset Allocation	Fidelity VIP Freedom 2020 Portfolio	Initial
03-158	Managed Asset Allocation	Fidelity VIP Freedom 2025 Portfolio	Initial
03-157	Managed Asset Allocation	Fidelity VIP Freedom 2030 Portfolio	Initial
03-164	Managed Asset Allocation	Fidelity VIP Freedom Income Portfolio	Initial
03-210	Large Cap Equity	Fidelity VIP Growth Portfolio	Initial
03-215	High Yield Bond	Fidelity VIP High Income Portfolio	Initial
03-225	Large Cap Equity	Fidelity VIP Index 500 Portfolio	Initial
03-941	Mid Cap Equity	Fidelity VIP Mid Cap Portfolio	Service 2
03-220	Foreign Equity	Fidelity VIP Overseas Portfolio	Initial
03-908	Balanced	Franklin Allocation VIP Fund	1
03-906	Small Cap Equity	Franklin Small Cap Value VIP Fund	1

28

03-909	World Stock	Templeton Foreign VIP Fund	2
03-907	Intermediate Bond	Templeton Global Bond VIP Fund	1
03-CGK	Fixed Interest Cash	Goldman Sachs VIT Government Money Market Fund	Service
03-826	Large Cap Equity	Invesco V.I. Core Equity Fund	Series II
03-861	Large Cap Equity	Invesco V.I. Diversified Dividend Fund	Series I
03-825	Specialty	Invesco V.I. Global Real Estate Fund	Series I
03-815	Specialty	Invesco V.I. Health Care Fund	Series I
03-830	High Yield Bond	Invesco V.I. High Yield Fund	Series I
03-826	Foreign Equity	Invesco V.I. International Growth Fund	Series II
03-611	Balanced	Janus Henderson Balanced Portfolio	Service
03-607	Intermediate Bond	Janus Henderson Flexible Bond Portfolio	Institutional
03-602	Large Cap Equity	Janus Henderson Forty Portfolio	Institutional
03-606	World Stock	Janus Henderson Global Research Portfolio	Institutional
03-259	Mid Cap Equity	Janus Henderson Mid Cap Value Portfolio	Service
03-609	Foreign Equity	Janus Henderson Overseas Portfolio	Service
03-866	Mid Cap Equity	Neuberger Berman AMT Mid Cap Growth Portfolio	Service
03-870	Small Cap Equity	Neuberger Berman Mid Cap Intrinsic Value Portfolio	I
03-875	Short Term Bond	Neuberger Berman Short Duration Bond Portfolio	I
03-750	Small Cap Equity	Royce Capital Small-Cap Portfolio	Investor
03-124	Large Cap Equity	T. Rowe Price Blue Chip Growth Portfolio	N/A
03-580	Large Cap Equity	T. Rowe Price Equity Income Portfolio	N/A
03-585	Short Term Bond	T. Rowe Price Limited-Term Bond Portfolio	N/A
03-586	Mid Cap Equity	T. Rowe Price Mid-Cap Growth Portfolio	N/A
03-087	Balanced	TOPS Managed Risk Balanced ETF Portfolio	2
03-088	Balanced	TOPS Managed Risk Growth ETF Portfolio	2
03-086	Balanced	TOPS Managed Risk Moderate Growth ETF Portfolio	2
03-190	Large Cap Equity	Vanguard VIF Diversified Value Portfolio	N/A
03-118	Mid Cap Equity	Vanguard VIF Mid-Cap Index Portfolio	N/A
03-119	Small Cap Equity	Vanguard VIF Small Company Growth Portfolio	N/A
03-121	Intermediate Bond	Vanguard VIF Total Bond Market Index Portfolio	N/A
03-CPG	Intermediate Bond	Victory Pioneer Bond VCT Portfolio	I
03-CPF	Large Cap Equity	Victory Pioneer Equity Income VCT Portfolio	I
03-598	Mid Cap Equity	Victory Pioneer Equity Income VCT Portfolio	II
03-596	Small Cap Equity	Victory Pioneer Fund VCT Portfolio	I
03-597	Mid Cap Equity	Victory Pioneer Select Mid Cap VCT Portfolio	I

29

Report of Independent Registered Public Accounting Firm

To the Board of Directors of American United Life Insurance Company and the Contract Owners of AUL American Individual Variable Annuity Unit Trust:

Opinions on the Financial Statements

We have audited the accompanying statements of net assets of each of the subaccounts of AUL American Individual Variable Annuity Unit Trust indicated in the table below as of December 31, 2024, and the related statements of operations and of changes in net assets and financial highlights for each of the periods indicated in the table below, including the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the subaccounts of AUL American Individual Variable Annuity Unit Trust as of December 31, 2024, and the results of each of their operations and the changes in each of their net assets for the periods indicated in the table below, in conformity with accounting principles generally accepted in the United States of America.

AB VPS Discovery Val Port A Class - 03-378 (1)	Invesco V.I. Diversified Dividend Fund Series I Class - 03-861 (1)
AB VPS International Value Portfolio A Class – 03-377 (1)	Invesco V.I. Global Real Estate Fund Series I Class - 03-825 (1)
AB VPS International Value Portfolio A Class - 03-377 (1)	Invesco V.I. Health Care Fund Series I Class - 03-815 (1)
Alger Large Cap Growth Portfolio I-2 Class - 03-500 (1)	Invesco V.I. High Yield Fund Series I Class - 03-830 (1)
Alger Small Cap Growth Portfolio I-2 Class - 03-515 (1)	Invesco V.I. International Growth Fund Series II Class - 03-827 (1)
American Century VP Capital Appreciation Fund I Class - 03-410 (1)	Janus Henderson Balanced Portfolio Service Class - 03-611 (1)
American Century VP Income & Growth Fund I Class - 03-425 (1)	Janus Henderson Flexible Bond Portfolio Institutional Class - 03-607 (1)
American Century VP International Fund I Class - 03-420 (1)	Janus Henderson Forty Portfolio Institutional Class - 03-602 (1)
American Century VP Mid Cap Value Fund II Class - 03-397 (1)	Janus Henderson Global Research Portfolio Institutional Class - 03-606 (1)
American Century VP Ultra Fund I Class - 03-122 (1)	Janus Henderson Mid Cap Value Portfolio Service Class - 03-259 (1)
BNY Mellon Investment Portfolios, Small Cap Stock Index Port Ser Class - 03-646 (1)	Janus Henderson Overseas Portfolio Service Class - 03-609 (1)
BNY Mellon Investment Portfolios, Technology Growth Port Service Class - 03-650 (1)	Neuberger Berman AMT Mid Cap Growth Portfolio Service Class - 03-866 (1)
BNY Mellon Variable Investment Fund, Appreciation Portfolio Service Cl - 03-645 (1)	Neuberger Berman Mid Cap Intrinsic Value Portfolio I Class - 03-870 (1)
Calvert VP SRI Mid Cap Growth Portfolio - 03-520 (1)	Neuberger Berman Short Duration Bond Portfolio I Class - 03-875 (1)
Columbia Variable Portfolio-Small Cap Value Fund 1 Class - 03-382 (1)	Pioneer Equity Income VCT Portfolio II Class - 03-598 (1)
Columbia Variable Portfolio-US Government Mortgage Fund 1 Class - 03-384 (1)	Pioneer Fund VCT Portfolio I Class - 03-596 (1)
Fidelity VIP Asset Manager Portfolio Initial Class - 03-230 (1)	Pioneer Select Mid Cap Growth VCT Portfolio I Class - 03-597 (1)
Fidelity VIP Contrafund Portfolio Initial Class - 03-245 (1)	Royce Capital Small-Cap Portfolio Investor Class - 03-750 (1)

Fidelity VIP Equity-Income Portfolio Initial Class - 03-205 (1)	T. Rowe Price Blue Chip Growth Portfolio - 03-124 (1)
Fidelity VIP Freedom 2010 Portfolio Initial Class - 03-162 (1)	T. Rowe Price Equity Income Portfolio - 03-580 (1)
Fidelity VIP Freedom 2015 Portfolio Initial Class - 03-161 (1)	T. Rowe Price Limited-Term Bond Portfolio - 03-585 (1)
Fidelity VIP Freedom 2020 Portfolio Initial Class - 03-159 (1)	T. Rowe Price Mid-Cap Growth Portfolio - 03-586 (1)
Fidelity VIP Freedom 2025 Portfolio Initial Class - 03-158 (1)	Templeton Foreign VIP Fund 2 Class - 03-909 (1)
Fidelity VIP Freedom 2030 Portfolio Initial Class - 03-157 (1)	Templeton Global Bond VIP Fund 1 Class - 03-907 (1)
Fidelity VIP Freedom Income Portfolio Initial Class - 03-164 (1)	TOPS Managed Risk Balanced ETF Portfolio 2 Class - 03-087 (1)
Fidelity VIP Growth Portfolio Initial Class - 03-210 (1)	TOPS Managed Risk Growth ETF Portfolio 2 Class - 03-088 (1)
Fidelity VIP High Income Portfolio Initial Class - 03-215 (1)	TOPS Managed Risk Moderate Growth ETF Portfolio 2 Class - 03-086 (1)
Fidelity VIP Index 500 Portfolio Initial Class - 03-225 (1)	Vanguard VIF Diversified Value Portfolio - 03-190 (1)
Fidelity VIP Overseas Portfolio Initial Class - 03-220 (1)	Vanguard VIF Mid-Cap Index Portfolio - 03-118 (1)
Franklin Allocation VIP Fund 1 Class - 03-908 (1)	Vanguard VIF Small Company Growth Portfolio - 03-119 (1)
Franklin Small Cap Value VIP Fund 1 Class - 03-906 (1)	Vanguard VIF Total Bond Market Index Portfolio - 03-121 (1)
Invesco V.I. Core Equity Fund Series II Class - 03-826 (1)

(1) Statement of net assets as of December 31, 2024, statement of operations for the year ended December 31, 2024, statements of changes in net assets for the years ended December 31, 2024, and 2023, and financial highlights for the years or periods ended December 31, 2024, 2023, 2022, 2021, and 2020.

Basis for Opinion

These financial statements are the responsibility of the American United Life Insurance Company’s management. Our responsibility is to express an opinion on the financial statements of each of the subaccounts of AUL American Individual Variable Annuity Unit Trust based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to each of the subaccounts of AUL American Individual Variable Annuity Unit Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of investments owned as of December 31, 2024, by correspondence with each mutual fund. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers

Indianapolis, Indiana

April 25, 2025

We have served as the auditor of one or more of the subaccounts of AUL American Individual Variable Annuity Unit Trust since 2000.

AUL American Individual Variable Annuity Unit Trust Columbia Variable Portfolio-Small Cap Value Fund 1 Class - 03-382

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$290,207	$303,233	21,608
Receivables: investments sold	-
Payables: investments purchased	(11)
Net assets	$290,196

	Net Assets	Units Outstanding	Accumulation Unit Value
Band A	$19,235	924	$20.82
Band B	270,961	16,167	16.76
Total	$290,196	17,091

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$2,419
Mortality & expense charges and administrative fees (Band B)			(3,916)
Net investment income (loss)			(1,497)

Gain (loss) on investments:
Net realized gain (loss)			(4,913)
Realized gain distributions			14,127
Net change in unrealized appreciation (depreciation)			16,909
Net gain (loss)			26,123

Increase (decrease) in net assets from operations			$24,626

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(1,497)	$(1,286)
Net realized gain (loss)		(4,913)	(18,880)
Realized gain distributions		14,127	20,354
Net change in unrealized appreciation (depreciation)		16,909	54,069

Increase (decrease) in net assets from operations		24,626	54,257

Contract owner transactions:
Proceeds from units sold		490	101,363
Cost of units redeemed		(73,535)	(68,437)
Account charges		(1,504)	(1,013)
Increase (decrease)		(74,549)	31,913
Net increase (decrease)		(49,923)	86,170
Net assets, beginning		340,119	253,949
Net assets, ending		$290,196	$340,119

Units sold		24	7,161
Units redeemed		(4,521)	(4,787)
Net increase (decrease)		(4,497)	2,374
Units outstanding, beginning		21,588	19,214
Units outstanding, ending		17,091	21,588

* Date of Fund Inception into Variable Account: 5 /1 /2008
Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$27,973,985
Cost of units redeemed			(31,835,883)
Account charges			(676,144)
Net investment income (loss)			(256,518)
Net realized gain (loss)			335,217
Realized gain distributions			4,762,565
Net change in unrealized appreciation (depreciation)			(13,026)
Net assets			$290,196

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band A						Band B
	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$20.82	1	$19	N/A	8.9%	12/31/2024	$16.76	16	$271	1.30%	7.5%
12/31/2023	19.12	1	18	N/A	21.9%	12/31/2023	15.60	21	322	1.30%	20.4%
12/31/2022	15.68	2	29	N/A	-8.7%	12/31/2022	12.96	17	225	1.30%	-9.9%
12/31/2021	17.17	2	34	N/A	29.2%	12/31/2021	14.38	22	314	1.30%	27.5%
12/31/2020	13.29	1	15	N/A	8.8%	12/31/2020	11.27	23	262	1.30%	7.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	0.8%
2023	0.7%
2022	0.8%
2021	0.7%
2020	0.5%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Annuity Unit Trust Columbia Variable Portfolio-US Government Mortgage Fund 1 Class - 03-384

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$37,057	$42,754	4,225
Receivables: investments sold	-
Payables: investments purchased	(1)
Net assets	$37,056

	Net Assets	Units Outstanding	Accumulation Unit Value
Band A	$1,743	291	$5.99
Band B	35,313	7,043	5.01
Total	$37,056	7,334

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$1,596
Mortality & expense charges and administrative fees (Band B)			(481)
Net investment income (loss)			1,115

Gain (loss) on investments:
Net realized gain (loss)			(1,944)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			1,222
Net gain (loss)			(722)

Increase (decrease) in net assets from operations			$393

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$1,115	$855
Net realized gain (loss)		(1,944)	(668)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		1,222	1,934

Increase (decrease) in net assets from operations		393	2,121

Contract owner transactions:
Proceeds from units sold		46	1,688
Cost of units redeemed		(12,591)	(3,035)
Account charges		(144)	(146)
Increase (decrease)		(12,689)	(1,493)
Net increase (decrease)		(12,296)	628
Net assets, beginning		49,352	48,724
Net assets, ending		$37,056	$49,352

Units sold		7	290
Units redeemed		(2,205)	(659)
Net increase (decrease)		(2,198)	(369)
Units outstanding, beginning		9,532	9,901
Units outstanding, ending		7,334	9,532

* Date of Fund Inception into Variable Account: 4 /28 /2011
Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$379,874
Cost of units redeemed			(344,489)
Account charges			(7,233)
Net investment income (loss)			18,310
Net realized gain (loss)			(9,075)
Realized gain distributions			5,366
Net change in unrealized appreciation (depreciation)			(5,697)
Net assets			$37,056

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band A						Band B
	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$5.99	0	$2	N/A	1.6%	12/31/2024	$5.01	7	$35	1.30%	0.3%
12/31/2023	5.90	2	11	N/A	5.7%	12/31/2023	5.00	8	38	1.30%	4.3%
12/31/2022	5.58	2	9	N/A	-14.1%	12/31/2022	4.79	8	40	1.30%	-15.2%
12/31/2021	6.50	3	17	N/A	-1.0%	12/31/2021	5.66	35	196	1.30%	-2.2%
12/31/2020	6.56	3	17	N/A	5.1%	12/31/2020	5.78	35	204	1.30%	3.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	3.7%
2023	2.8%
2022	0.9%
2021	2.1%
2020	2.7%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Annuity Unit Trust Invesco V.I. Diversified Dividend Fund Series I Class - 03-861

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$110,538	$106,924	4,270
Receivables: investments sold	-
Payables: investments purchased	(3)
Net assets	$110,535

	Net Assets	Units Outstanding	Accumulation Unit Value
Band A	$31,962	1,857	$17.21
Band B	78,573	5,453	14.41
Total	$110,535	7,310

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$2,040
Mortality & expense charges and administrative fees (Band B)			(1,381)
Net investment income (loss)			659

Gain (loss) on investments:
Net realized gain (loss)			122
Realized gain distributions			4,344
Net change in unrealized appreciation (depreciation)			11,102
Net gain (loss)			15,568

Increase (decrease) in net assets from operations			$16,227

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$659	$1,627
Net realized gain (loss)		122	(1,828)
Realized gain distributions		4,344	14,127
Net change in unrealized appreciation (depreciation)		11,102	(115)

Increase (decrease) in net assets from operations		16,227	13,811

Contract owner transactions:
Proceeds from units sold		741	1,401
Cost of units redeemed		(85,594)	(82,809)
Account charges		(563)	(1,109)
Increase (decrease)		(85,416)	(82,517)
Net increase (decrease)		(69,189)	(68,706)
Net assets, beginning		179,724	248,430
Net assets, ending		$110,535	$179,724

Units sold		50	102
Units redeemed		(6,247)	(6,125)
Net increase (decrease)		(6,197)	(6,023)
Units outstanding, beginning		13,507	19,530
Units outstanding, ending		7,310	13,507

* Date of Fund Inception into Variable Account: 4 /28 /2011
Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$2,302,995
Cost of units redeemed			(2,565,211)
Account charges			(46,027)
Net investment income (loss)			59,540
Net realized gain (loss)			227,103
Realized gain distributions			128,521
Net change in unrealized appreciation (depreciation)			3,614
Net assets			$110,535

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band A						Band B
	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$17.21	2	$32	N/A	13.2%	12/31/2024	$14.41	5	$79	1.30%	11.7%
12/31/2023	15.20	2	37	N/A	9.0%	12/31/2023	12.89	11	143	1.30%	7.6%
12/31/2022	13.94	7	103	N/A	-1.7%	12/31/2022	11.98	12	146	1.30%	-2.9%
12/31/2021	14.18	5	69	N/A	18.9%	12/31/2021	12.34	14	169	1.30%	17.4%
12/31/2020	11.93	6	74	N/A	0.1%	12/31/2020	10.52	14	151	1.30%	-1.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	1.4%
2023	1.6%
2022	1.4%
2021	2.2%
2020	2.3%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Annuity Unit Trust Invesco V.I. Health Care Fund Series I Class - 03-815

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$639,221	$666,863	23,682
Receivables: investments sold	-
Payables: investments purchased	(17)
Net assets	$639,204

	Net Assets	Units Outstanding	Accumulation Unit Value
Band A	$163,312	7,143	$22.86
Band B	475,892	21,102	22.55
Total	$639,204	28,245

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$-
Mortality & expense charges and administrative fees (Band B)			(7,380)
Net investment income (loss)			(7,380)

Gain (loss) on investments:
Net realized gain (loss)			3,865
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			41,752
Net gain (loss)			45,617

Increase (decrease) in net assets from operations			$38,237

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(7,380)	$(8,201)
Net realized gain (loss)		3,865	(25,108)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		41,752	47,845

Increase (decrease) in net assets from operations		38,237	14,536

Contract owner transactions:
Proceeds from units sold		5,710	9,550
Cost of units redeemed		(206,689)	(177,544)
Account charges		(3,199)	(3,359)
Increase (decrease)		(204,178)	(171,353)
Net increase (decrease)		(165,941)	(156,817)
Net assets, beginning		805,145	961,962
Net assets, ending		$639,204	$805,145

Units sold		239	518
Units redeemed		(8,695)	(8,547)
Net increase (decrease)		(8,456)	(8,029)
Units outstanding, beginning		36,701	44,730
Units outstanding, ending		28,245	36,701

* Date of Fund Inception into Variable Account: 8 /28 /2001
Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$5,457,137
Cost of units redeemed			(6,105,972)
Account charges			(203,621)
Net investment income (loss)			(170,936)
Net realized gain (loss)			367,658
Realized gain distributions			1,322,580
Net change in unrealized appreciation (depreciation)			(27,642)
Net assets			$639,204

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band A						Band B
	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$22.86	7	$163	N/A	4.2%	12/31/2024	$22.55	21	$476	1.30%	2.8%
12/31/2023	21.95	10	218	N/A	3.0%	12/31/2023	21.93	27	587	1.30%	1.7%
12/31/2022	21.30	11	226	N/A	-13.3%	12/31/2022	21.57	34	736	1.30%	-14.4%
12/31/2021	24.58	13	324	N/A	12.3%	12/31/2021	25.21	42	1,050	1.30%	10.8%
12/31/2020	21.89	17	380	N/A	14.5%	12/31/2020	22.74	46	1,053	1.30%	13.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	0.0%
2023	0.0%
2022	0.0%
2021	0.2%
2020	0.3%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Annuity Unit Trust Invesco V.I. Global Real Estate Fund Series I Class - 03-825

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$902,715	$1,022,402	67,414
Receivables: investments sold	-
Payables: investments purchased	(28)
Net assets	$902,687

	Net Assets	Units Outstanding	Accumulation Unit Value
Band A	$147,931	6,783	$21.81
Band B	754,756	49,107	15.37
Total	$902,687	55,890

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$24,091
Mortality & expense charges and administrative fees (Band B)			(10,546)
Net investment income (loss)			13,545

Gain (loss) on investments:
Net realized gain (loss)			84
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(40,231)
Net gain (loss)			(40,147)

Increase (decrease) in net assets from operations			$(26,602)

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$13,545	$4,255
Net realized gain (loss)		84	(47,958)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		(40,231)	117,973

Increase (decrease) in net assets from operations		(26,602)	74,270

Contract owner transactions:
Proceeds from units sold		27,161	309,111
Cost of units redeemed		(128,458)	(241,487)
Account charges		(6,023)	(5,074)
Increase (decrease)		(107,320)	62,550
Net increase (decrease)		(133,922)	136,820
Net assets, beginning		1,036,609	899,789
Net assets, ending		$902,687	$1,036,609

Units sold		1,665	20,576
Units redeemed		(8,033)	(15,946)
Net increase (decrease)		(6,368)	4,630
Units outstanding, beginning		62,258	57,628
Units outstanding, ending		55,890	62,258

* Date of Fund Inception into Variable Account: 8 /28 /2001
Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$69,957,549
Cost of units redeemed			(76,754,087)
Account charges			(1,962,170)
Net investment income (loss)			5,607,424
Net realized gain (loss)			(346,686)
Realized gain distributions			4,520,344
Net change in unrealized appreciation (depreciation)			(119,687)
Net assets			$902,687

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band A						Band B
	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$21.81	7	$148	N/A	-1.8%	12/31/2024	$15.37	49	$755	1.30%	-3.1%
12/31/2023	22.21	8	173	N/A	9.0%	12/31/2023	15.86	54	864	1.30%	7.6%
12/31/2022	20.37	9	184	N/A	-24.9%	12/31/2022	14.73	49	716	1.30%	-25.9%
12/31/2021	27.13	10	266	N/A	25.7%	12/31/2021	19.88	56	1,109	1.30%	24.1%
12/31/2020	21.58	36	768	N/A	-12.3%	12/31/2020	16.02	702	11,242	1.30%	-13.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	2.5%
2023	1.5%
2022	2.6%
2021	0.5%
2020	4.4%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Annuity Unit Trust Invesco V.I. High Yield Fund Series I Class - 03-830

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$496,330	$538,105	104,048
Receivables: investments sold	-
Payables: investments purchased	(16)
Net assets	$496,314

	Net Assets	Units Outstanding	Accumulation Unit Value
Band A	$29,856	1,976	$15.11
Band B	466,458	40,390	11.55
Total	$496,314	42,366

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$28,237
Mortality & expense charges and administrative fees (Band B)			(6,254)
Net investment income (loss)			21,983

Gain (loss) on investments:
Net realized gain (loss)			(8,126)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			18,225
Net gain (loss)			10,099

Increase (decrease) in net assets from operations			$32,082

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$21,983	$20,541
Net realized gain (loss)		(8,126)	(18,276)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		18,225	45,318

Increase (decrease) in net assets from operations		32,082	47,583

Contract owner transactions:
Proceeds from units sold		3,414	2,145
Cost of units redeemed		(75,174)	(137,882)
Account charges		(1,152)	(1,577)
Increase (decrease)		(72,912)	(137,314)
Net increase (decrease)		(40,830)	(89,731)
Net assets, beginning		537,144	626,875
Net assets, ending		$496,314	$537,144

Units sold		1,445	218
Units redeemed		(7,665)	(13,440)
Net increase (decrease)		(6,220)	(13,222)
Units outstanding, beginning		48,586	61,808
Units outstanding, ending		42,366	48,586

* Date of Fund Inception into Variable Account: 4 /29 /2004
Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$51,063,556
Cost of units redeemed			(57,730,678)
Account charges			(1,339,109)
Net investment income (loss)			9,857,558
Net realized gain (loss)			(1,313,238)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(41,775)
Net assets			$496,314

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band A						Band B
	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$15.11	2	$30	N/A	7.7%	12/31/2024	$11.55	40	$466	1.30%	6.3%
12/31/2023	14.03	3	42	N/A	10.2%	12/31/2023	10.86	46	495	1.30%	8.8%
12/31/2022	12.73	4	45	N/A	-9.6%	12/31/2022	9.99	58	582	1.30%	-10.7%
12/31/2021	14.07	5	74	N/A	4.4%	12/31/2021	11.19	86	958	1.30%	3.0%
12/31/2020	13.48	6	80	N/A	3.3%	12/31/2020	10.86	118	1,285	1.30%	2.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	5.5%
2023	4.7%
2022	3.8%
2021	4.1%
2020	5.0%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Annuity Unit Trust Invesco V.I. Core Equity Fund Series II Class - 03-826

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$421	$378	12
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$421

	Net Assets	Units Outstanding	Accumulation Unit Value
Band A	$-	-	$25.76
Band B	421	20	21.01
Total	$421	20

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$2
Mortality & expense charges and administrative fees (Band B)			(7)
Net investment income (loss)			(5)

Gain (loss) on investments:
Net realized gain (loss)			27
Realized gain distributions			43
Net change in unrealized appreciation (depreciation)			55
Net gain (loss)			125

Increase (decrease) in net assets from operations			$120

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(5)	$(6)
Net realized gain (loss)		27	(61)
Realized gain distributions		43	13
Net change in unrealized appreciation (depreciation)		55	179

Increase (decrease) in net assets from operations		120	125

Contract owner transactions:
Proceeds from units sold		2	(1)
Cost of units redeemed		(294)	(192)
Account charges		(1)	(1)
Increase (decrease)		(293)	(194)
Net increase (decrease)		(173)	(69)
Net assets, beginning		594	663
Net assets, ending		$421	$594

Units sold		(1)	-
Units redeemed		(14)	(12)
Net increase (decrease)		(15)	(12)
Units outstanding, beginning		35	47
Units outstanding, ending		20	35

* Date of Fund Inception into Variable Account: 5 /1 /2009
Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$107,477
Cost of units redeemed			(117,747)
Account charges			(585)
Net investment income (loss)			(914)
Net realized gain (loss)			7,601
Realized gain distributions			4,546
Net change in unrealized appreciation (depreciation)			43
Net assets			$421

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band A						Band B
	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$25.76	0	$0	N/A	25.3%	12/31/2024	$21.01	0	$0	1.30%	23.7%
12/31/2023	20.56	0	0	N/A	23.1%	12/31/2023	16.99	0	1	1.30%	21.5%
12/31/2022	16.70	0	0	N/A	-20.8%	12/31/2022	13.99	0	1	1.30%	-21.8%
12/31/2021	21.08	0	0	N/A	27.4%	12/31/2021	17.88	0	1	1.30%	25.7%
12/31/2020	16.55	0	0	N/A	13.6%	12/31/2020	14.22	0	1	1.30%	12.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	0.4%
2023	0.3%
2022	0.5%
2021	0.4%
2020	3.7%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Annuity Unit Trust Invesco V.I. International Growth Fund Series II Class - 03-827

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$174,579	$165,788	5,307
Receivables: investments sold	-
Payables: investments purchased	(5)
Net assets	$174,574

	Net Assets	Units Outstanding	Accumulation Unit Value
Band A	$33,555	2,350	$14.28
Band B	141,019	12,108	11.65
Total	$174,574	14,458

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$2,803
Mortality & expense charges and administrative fees (Band B)			(1,952)
Net investment income (loss)			851

Gain (loss) on investments:
Net realized gain (loss)			2,091
Realized gain distributions			970
Net change in unrealized appreciation (depreciation)			(5,323)
Net gain (loss)			(2,262)

Increase (decrease) in net assets from operations			$(1,411)

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$851	$(1,912)
Net realized gain (loss)		2,091	50
Realized gain distributions		970	130
Net change in unrealized appreciation (depreciation)		(5,323)	28,956

Increase (decrease) in net assets from operations		(1,411)	27,224

Contract owner transactions:
Proceeds from units sold		9,387	1,730
Cost of units redeemed		(17,796)	(12,914)
Account charges		(704)	(666)
Increase (decrease)		(9,113)	(11,850)
Net increase (decrease)		(10,524)	15,374
Net assets, beginning		185,098	169,724
Net assets, ending		$174,574	$185,098

Units sold		768	139
Units redeemed		(1,556)	(1,238)
Net increase (decrease)		(788)	(1,099)
Units outstanding, beginning		15,246	16,345
Units outstanding, ending		14,458	15,246

* Date of Fund Inception into Variable Account: 5 /1 /2009
Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$48,088,314
Cost of units redeemed			(63,105,840)
Account charges			(1,211,970)
Net investment income (loss)			24,352
Net realized gain (loss)			16,293,415
Realized gain distributions			77,512
Net change in unrealized appreciation (depreciation)			8,791
Net assets			$174,574

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band A						Band B
	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$14.28	2	$34	N/A	0.3%	12/31/2024	$11.65	12	$141	1.30%	-1.0%
12/31/2023	14.23	2	33	N/A	17.9%	12/31/2023	11.76	13	152	1.30%	16.3%
12/31/2022	12.07	2	28	N/A	-18.5%	12/31/2022	10.11	14	142	1.30%	-19.6%
12/31/2021	14.81	2	33	N/A	5.6%	12/31/2021	12.56	22	273	1.30%	4.2%
12/31/2020	14.03	3	43	N/A	13.7%	12/31/2020	12.05	28	337	1.30%	12.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	1.6%
2023	0.0%
2022	1.1%
2021	1.0%
2020	1.9%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Annuity Unit Trust T. Rowe Price Equity Income Portfolio - 03-580

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$4,743,884	$4,419,502	166,858
Receivables: investments sold	-
Payables: investments purchased	(79)
Net assets	$4,743,805

	Net Assets	Units Outstanding	Accumulation Unit Value
Band A	$2,343,965	82,019	$28.58
Band B	2,399,840	104,835	22.89
Total	$4,743,805	186,854

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$90,270
Mortality & expense charges and administrative fees (Band B)			(34,366)
Net investment income (loss)			55,904

Gain (loss) on investments:
Net realized gain (loss)			119,385
Realized gain distributions			308,511
Net change in unrealized appreciation (depreciation)			51,019
Net gain (loss)			478,915

Increase (decrease) in net assets from operations			$534,819

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$55,904	$70,039
Net realized gain (loss)		119,385	39,429
Realized gain distributions		308,511	209,168
Net change in unrealized appreciation (depreciation)		51,019	108,805

Increase (decrease) in net assets from operations		534,819	427,441

Contract owner transactions:
Proceeds from units sold		132,791	114,254
Cost of units redeemed		(926,692)	(1,323,155)
Account charges		(39,750)	(40,078)
Increase (decrease)		(833,651)	(1,248,979)
Net increase (decrease)		(298,832)	(821,538)
Net assets, beginning		5,042,637	5,864,175
Net assets, ending		$4,743,805	$5,042,637

Units sold		5,668	6,146
Units redeemed		(40,427)	(67,560)
Net increase (decrease)		(34,759)	(61,414)
Units outstanding, beginning		221,613	283,027
Units outstanding, ending		186,854	221,613

* Date of Fund Inception into Variable Account: 4 /30 /1999
Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$80,598,841
Cost of units redeemed			(96,593,915)
Account charges			(3,665,697)
Net investment income (loss)			4,592,039
Net realized gain (loss)			7,887,544
Realized gain distributions			11,600,611
Net change in unrealized appreciation (depreciation)			324,382
Net assets			$4,743,805

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band A						Band B
	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$28.58	82	$2,344	N/A	11.7%	12/31/2024	$22.89	105	$2,400	1.30%	10.3%
12/31/2023	25.58	92	2,341	N/A	9.5%	12/31/2023	20.76	130	2,701	1.30%	8.1%
12/31/2022	23.36	103	2,414	N/A	-3.3%	12/31/2022	19.20	180	3,450	1.30%	-4.6%
12/31/2021	24.16	119	2,864	N/A	25.5%	12/31/2021	20.13	245	4,938	1.30%	23.9%
12/31/2020	19.25	140	2,685	N/A	1.2%	12/31/2020	16.24	278	4,520	1.30%	-0.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	1.8%
2023	2.0%
2022	1.8%
2021	1.6%
2020	2.0%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Annuity Unit Trust T. Rowe Price Blue Chip Growth Portfolio - 03-124

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$3,006,549	$1,757,791	50,032
Receivables: investments sold	-
Payables: investments purchased	(99)
Net assets	$3,006,450

	Net Assets	Units Outstanding	Accumulation Unit Value
Band A	$355,157	7,242	$49.04
Band B	2,651,293	69,817	37.97
Total	$3,006,450	77,059

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$-
Mortality & expense charges and administrative fees (Band B)			(34,537)
Net investment income (loss)			(34,537)

Gain (loss) on investments:
Net realized gain (loss)			416,787
Realized gain distributions			121,119
Net change in unrealized appreciation (depreciation)			384,151
Net gain (loss)			922,057

Increase (decrease) in net assets from operations			$887,520

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(34,537)	$(157,285)
Net realized gain (loss)		416,787	3,899,656
Realized gain distributions		121,119	-
Net change in unrealized appreciation (depreciation)		384,151	3,120,713

Increase (decrease) in net assets from operations		887,520	6,863,084

Contract owner transactions:
Proceeds from units sold		131,547	622,457
Cost of units redeemed		(1,154,219)	(27,590,463)
Account charges		(8,151)	(63,531)
Increase (decrease)		(1,030,823)	(27,031,537)
Net increase (decrease)		(143,303)	(20,168,453)
Net assets, beginning		3,149,753	23,318,206
Net assets, ending		$3,006,450	$3,149,753

Units sold		3,558	24,473
Units redeemed		(34,965)	(1,111,781)
Net increase (decrease)		(31,407)	(1,087,308)
Units outstanding, beginning		108,466	1,195,774
Units outstanding, ending		77,059	108,466

* Date of Fund Inception into Variable Account: 4 /29 /2005
Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$97,852,965
Cost of units redeemed			(149,802,633)
Account charges			(2,991,617)
Net investment income (loss)			(5,964,958)
Net realized gain (loss)			53,105,859
Realized gain distributions			9,558,076
Net change in unrealized appreciation (depreciation)			1,248,758
Net assets			$3,006,450

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band A						Band B
	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$49.04	7	$355	N/A	35.5%	12/31/2024	$37.97	70	$2,651	1.30%	33.8%
12/31/2023	36.19	9	326	N/A	49.3%	12/31/2023	28.39	99	2,824	1.30%	47.4%
12/31/2022	24.24	56	1,368	N/A	-38.5%	12/31/2022	19.27	1,139	21,950	1.30%	-39.3%
12/31/2021	39.42	57	2,228	N/A	17.6%	12/31/2021	31.74	1,253	39,762	1.30%	16.1%
12/31/2020	33.51	62	2,068	N/A	34.3%	12/31/2020	27.34	1,240	33,899	1.30%	32.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	0.0%
2023	0.0%
2022	0.0%
2021	0.0%
2020	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Annuity Unit Trust T. Rowe Price Mid-Cap Growth Portfolio - 03-586

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$3,239,922	$3,060,075	111,912
Receivables: investments sold	-
Payables: investments purchased	(50)
Net assets	$3,239,872

	Net Assets	Units Outstanding	Accumulation Unit Value
Band A	$1,801,885	37,900	$47.54
Band B	1,437,987	31,708	45.35
Total	$3,239,872	69,608

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$-
Mortality & expense charges and administrative fees (Band B)			(21,050)
Net investment income (loss)			(21,050)

Gain (loss) on investments:
Net realized gain (loss)			68,689
Realized gain distributions			293,497
Net change in unrealized appreciation (depreciation)			(54,549)
Net gain (loss)			307,637

Increase (decrease) in net assets from operations			$286,587

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(21,050)	$(20,591)
Net realized gain (loss)		68,689	11,787
Realized gain distributions		293,497	208,646
Net change in unrealized appreciation (depreciation)		(54,549)	397,878

Increase (decrease) in net assets from operations		286,587	597,720

Contract owner transactions:
Proceeds from units sold		18,332	64,351
Cost of units redeemed		(510,183)	(578,466)
Account charges		(31,363)	(29,954)
Increase (decrease)		(523,214)	(544,069)
Net increase (decrease)		(236,627)	53,651
Net assets, beginning		3,476,499	3,422,848
Net assets, ending		$3,239,872	$3,476,499

Units sold		1,499	1,634
Units redeemed		(13,148)	(15,819)
Net increase (decrease)		(11,649)	(14,185)
Units outstanding, beginning		81,257	95,442
Units outstanding, ending		69,608	81,257

* Date of Fund Inception into Variable Account: 5 /1 /2000
Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$62,223,589
Cost of units redeemed			(76,087,787)
Account charges			(1,810,421)
Net investment income (loss)			(1,542,773)
Net realized gain (loss)			6,617,185
Realized gain distributions			13,660,232
Net change in unrealized appreciation (depreciation)			179,847
Net assets			$3,239,872

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band A						Band B
	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$47.54	38	$1,802	N/A	9.3%	12/31/2024	$45.35	32	$1,438	1.30%	7.9%
12/31/2023	43.49	42	1,822	N/A	20.0%	12/31/2023	42.03	39	1,654	1.30%	18.4%
12/31/2022	36.25	46	1,676	N/A	-22.6%	12/31/2022	35.50	49	1,747	1.30%	-23.6%
12/31/2021	46.83	49	2,301	N/A	14.8%	12/31/2021	46.45	59	2,757	1.30%	13.4%
12/31/2020	40.77	54	2,199	N/A	23.8%	12/31/2020	40.97	81	3,309	1.30%	22.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	0.0%
2023	0.0%
2022	0.0%
2021	0.0%
2020	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Annuity Unit Trust T. Rowe Price Limited-Term Bond Portfolio - 03-585

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$998,914	$1,039,804	212,981
Receivables: investments sold	-
Payables: investments purchased	(26)
Net assets	$998,888

	Net Assets	Units Outstanding	Accumulation Unit Value
Band A	$299,228	28,894	$10.36
Band B	699,660	111,105	6.30
Total	$998,888	139,999

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$42,175
Mortality & expense charges and administrative fees (Band B)			(9,057)
Net investment income (loss)			33,118

Gain (loss) on investments:
Net realized gain (loss)			(5,848)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			12,165
Net gain (loss)			6,317

Increase (decrease) in net assets from operations			$39,435

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$33,118	$25,812
Net realized gain (loss)		(5,848)	(11,423)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		12,165	27,925

Increase (decrease) in net assets from operations		39,435	42,314

Contract owner transactions:
Proceeds from units sold		39,184	12,456
Cost of units redeemed		(101,063)	(169,545)
Account charges		(6,609)	(7,025)
Increase (decrease)		(68,488)	(164,114)
Net increase (decrease)		(29,053)	(121,800)
Net assets, beginning		1,027,941	1,149,741
Net assets, ending		$998,888	$1,027,941

Units sold		6,762	2,012
Units redeemed		(14,544)	(28,613)
Net increase (decrease)		(7,782)	(26,601)
Units outstanding, beginning		147,781	174,382
Units outstanding, ending		139,999	147,781

* Date of Fund Inception into Variable Account: 5 /1 /2000
Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$154,965,317
Cost of units redeemed			(156,318,690)
Account charges			(3,701,256)
Net investment income (loss)			6,083,653
Net realized gain (loss)			(660,918)
Realized gain distributions			671,672
Net change in unrealized appreciation (depreciation)			(40,890)
Net assets			$998,888

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band A						Band B
	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$10.36	29	$299	N/A	5.0%	12/31/2024	$6.30	111	$700	1.30%	3.6%
12/31/2023	9.87	34	338	N/A	4.9%	12/31/2023	6.08	114	690	1.30%	3.6%
12/31/2022	9.40	36	337	N/A	-4.5%	12/31/2022	5.87	139	813	1.30%	-5.7%
12/31/2021	9.85	42	417	N/A	0.1%	12/31/2021	6.23	208	1,293	1.30%	-1.2%
12/31/2020	9.83	51	502	N/A	4.7%	12/31/2020	6.30	207	1,304	1.30%	3.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	4.2%
2023	3.2%
2022	1.9%
2021	1.3%
2020	2.0%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Annuity Unit Trust Alger Small Cap Growth Portfolio I-2 Class - 03-515

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,714,685	$2,068,934	96,274
Receivables: investments sold	-
Payables: investments purchased	(24)
Net assets	$1,714,661

	Net Assets	Units Outstanding	Accumulation Unit Value
Band A	$1,068,216	65,211	$16.38
Band B	646,445	20,739	31.17
Total	$1,714,661	85,950

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$6,536
Mortality & expense charges and administrative fees (Band B)			(8,571)
Net investment income (loss)			(2,035)

Gain (loss) on investments:
Net realized gain (loss)			(94,700)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			224,990
Net gain (loss)			130,290

Increase (decrease) in net assets from operations			$128,255

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(2,035)	$(18,951)
Net realized gain (loss)		(94,700)	(2,225,406)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		224,990	2,644,006

Increase (decrease) in net assets from operations		128,255	399,649

Contract owner transactions:
Proceeds from units sold		88,592	78,528
Cost of units redeemed		(266,482)	(2,368,369)
Account charges		(14,355)	(18,879)
Increase (decrease)		(192,245)	(2,308,720)
Net increase (decrease)		(63,990)	(1,909,071)
Net assets, beginning		1,778,651	3,687,722
Net assets, ending		$1,714,661	$1,778,651

Units sold		3,478	5,486
Units redeemed		(15,643)	(95,927)
Net increase (decrease)		(12,165)	(90,441)
Units outstanding, beginning		98,115	188,556
Units outstanding, ending		85,950	98,115

* Date of Fund Inception into Variable Account: 5 /1 /2000
Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$1,743,739,272
Cost of units redeemed			(1,750,630,941)
Account charges			(1,819,681)
Net investment income (loss)			(1,786,616)
Net realized gain (loss)			2,392,713
Realized gain distributions			10,174,163
Net change in unrealized appreciation (depreciation)			(354,249)
Net assets			$1,714,661

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band A						Band B
	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$16.38	65	$1,068	N/A	8.1%	12/31/2024	$31.17	21	$646	1.30%	6.7%
12/31/2023	15.15	77	1,171	N/A	16.5%	12/31/2023	29.21	21	607	1.30%	15.0%
12/31/2022	13.00	89	1,156	N/A	-38.0%	12/31/2022	25.40	100	2,532	1.30%	-38.8%
12/31/2021	20.98	90	1,891	N/A	-6.1%	12/31/2021	41.51	101	4,206	1.30%	-7.3%
12/31/2020	22.33	113	2,521	N/A	67.2%	12/31/2020	44.77	266	11,930	1.30%	65.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	0.4%
2023	0.0%
2022	0.0%
2021	0.0%
2020	1.5%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Annuity Unit Trust Alger Large Cap Growth Portfolio I-2 Class - 03-500

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$7,436,154	$5,092,680	83,371
Receivables: investments sold	-
Payables: investments purchased	(178)
Net assets	$7,435,976

	Net Assets	Units Outstanding	Accumulation Unit Value
Band A	$5,288,118	159,427	$33.17
Band B	2,147,858	52,340	41.04
Total	$7,435,976	211,767

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$-
Mortality & expense charges and administrative fees (Band B)			(24,974)
Net investment income (loss)			(24,974)

Gain (loss) on investments:
Net realized gain (loss)			192,607
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			2,195,954
Net gain (loss)			2,388,561

Increase (decrease) in net assets from operations			$2,363,587

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(24,974)	$(22,313)
Net realized gain (loss)		192,607	(241,529)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		2,195,954	1,867,668

Increase (decrease) in net assets from operations		2,363,587	1,603,826

Contract owner transactions:
Proceeds from units sold		105,839	42,959
Cost of units redeemed		(977,736)	(1,155,216)
Account charges		(65,496)	(54,955)
Increase (decrease)		(937,393)	(1,167,212)
Net increase (decrease)		1,426,194	436,614
Net assets, beginning		6,009,782	5,573,168
Net assets, ending		$7,435,976	$6,009,782

Units sold		3,159	2,622
Units redeemed		(35,532)	(54,131)
Net increase (decrease)		(32,373)	(51,509)
Units outstanding, beginning		244,140	295,649
Units outstanding, ending		211,767	244,140

* Date of Fund Inception into Variable Account: 4 /30 /1999
Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$265,667,292
Cost of units redeemed			(268,036,191)
Account charges			(3,169,846)
Net investment income (loss)			2,559,758
Net realized gain (loss)			137,395
Realized gain distributions			7,934,094
Net change in unrealized appreciation (depreciation)			2,343,474
Net assets			$7,435,976

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band A						Band B
	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$33.17	159	$5,288	N/A	42.9%	12/31/2024	$41.04	52	$2,148	1.30%	41.0%
12/31/2023	23.21	186	4,317	N/A	32.7%	12/31/2023	29.10	58	1,693	1.30%	31.0%
12/31/2022	17.50	211	3,691	N/A	-38.7%	12/31/2022	22.22	85	1,883	1.30%	-39.4%
12/31/2021	28.52	231	6,587	N/A	11.8%	12/31/2021	36.69	114	4,172	1.30%	10.4%
12/31/2020	25.50	249	6,361	N/A	67.0%	12/31/2020	33.24	128	4,259	1.30%	64.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	0.0%
2023	0.0%
2022	0.0%
2021	0.0%
2020	0.2%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Annuity Unit Trust AB VPS Discovery Val Port A Class - 03-378

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$259,045	$276,360	14,139
Receivables: investments sold	-
Payables: investments purchased	(7)
Net assets	$259,038

	Net Assets	Units Outstanding	Accumulation Unit Value
Band A	$75,560	3,806	$19.85
Band B	183,478	11,479	15.98
Total	$259,038	15,285

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$2,397
Mortality & expense charges and administrative fees (Band B)			(2,587)
Net investment income (loss)			(190)

Gain (loss) on investments:
Net realized gain (loss)			3,510
Realized gain distributions			13,655
Net change in unrealized appreciation (depreciation)			7,553
Net gain (loss)			24,718

Increase (decrease) in net assets from operations			$24,528

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(190)	$230
Net realized gain (loss)		3,510	(3,258)
Realized gain distributions		13,655	21,541
Net change in unrealized appreciation (depreciation)		7,553	18,590

Increase (decrease) in net assets from operations		24,528	37,103

Contract owner transactions:
Proceeds from units sold		2,320	2,879
Cost of units redeemed		(33,520)	(35,390)
Account charges		(1,016)	(915)
Increase (decrease)		(32,216)	(33,426)
Net increase (decrease)		(7,688)	3,677
Net assets, beginning		266,726	263,049
Net assets, ending		$259,038	$266,726

Units sold		121	179
Units redeemed		(2,105)	(2,748)
Net increase (decrease)		(1,984)	(2,569)
Units outstanding, beginning		17,269	19,838
Units outstanding, ending		15,285	17,269

* Date of Fund Inception into Variable Account: 5 /1 /2008
Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$26,706,143
Cost of units redeemed			(34,797,820)
Account charges			(708,065)
Net investment income (loss)			(609,061)
Net realized gain (loss)			7,619,978
Realized gain distributions			2,065,178
Net change in unrealized appreciation (depreciation)			(17,315)
Net assets			$259,038

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band A						Band B
	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$19.85	4	$76	N/A	10.0%	12/31/2024	$15.98	11	$183	1.30%	8.6%
12/31/2023	18.04	4	68	N/A	17.2%	12/31/2023	14.72	13	199	1.30%	15.7%
12/31/2022	15.40	4	61	N/A	-15.6%	12/31/2022	12.73	16	202	1.30%	-16.7%
12/31/2021	18.25	5	97	N/A	35.9%	12/31/2021	15.28	22	332	1.30%	34.2%
12/31/2020	13.43	4	58	N/A	3.4%	12/31/2020	11.39	21	242	1.30%	2.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	0.9%
2023	1.0%
2022	1.0%
2021	0.9%
2020	0.9%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Annuity Unit Trust AB VPS International Value Portfolio A Class - 03-377

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$54,913	$51,144	3,630
Receivables: investments sold	-
Payables: investments purchased	(15)
Net assets	$54,898

	Net Assets	Units Outstanding	Accumulation Unit Value
Band A	$19,552	3,894	$5.02
Band B	35,346	8,744	4.04
Total	$54,898	12,638

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$1,539
Mortality & expense charges and administrative fees (Band B)			(548)
Net investment income (loss)			991

Gain (loss) on investments:
Net realized gain (loss)			1,494
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			398
Net gain (loss)			1,892

Increase (decrease) in net assets from operations			$2,883

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$991	$(66)
Net realized gain (loss)		1,494	635
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		398	8,525

Increase (decrease) in net assets from operations		2,883	9,094

Contract owner transactions:
Proceeds from units sold		55	15,822
Cost of units redeemed		(13,125)	(26,155)
Account charges		(208)	(284)
Increase (decrease)		(13,278)	(10,617)
Net increase (decrease)		(10,395)	(1,523)
Net assets, beginning		65,293	66,816
Net assets, ending		$54,898	$65,293

Units sold		13	4,232
Units redeemed		(3,236)	(7,019)
Net increase (decrease)		(3,223)	(2,787)
Units outstanding, beginning		15,861	18,648
Units outstanding, ending		12,638	15,861

* Date of Fund Inception into Variable Account: 5 /1 /2008
Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$54,943,802
Cost of units redeemed			(41,041,202)
Account charges			(491,319)
Net investment income (loss)			155,387
Net realized gain (loss)			(13,515,539)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			3,769
Net assets			$54,898

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band A						Band B
	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$5.02	4	$20	N/A	5.1%	12/31/2024	$4.04	9	$35	1.30%	3.7%
12/31/2023	4.78	4	19	N/A	15.1%	12/31/2023	3.90	12	46	1.30%	13.7%
12/31/2022	4.15	4	16	N/A	-13.6%	12/31/2022	3.43	15	50	1.30%	-14.7%
12/31/2021	4.80	6	29	N/A	11.1%	12/31/2021	4.02	16	65	1.30%	9.6%
12/31/2020	4.32	5	22	N/A	2.5%	12/31/2020	3.67	23	85	1.30%	1.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	2.6%
2023	0.8%
2022	3.9%
2021	1.9%
2020	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Annuity Unit Trust LVIP American Century Ultra Fund I Class - 03-122

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$283,818	$236,294	9,350
Receivables: investments sold	-
Payables: investments purchased	(7)
Net assets	$283,811

	Net Assets	Units Outstanding	Accumulation Unit Value
Band A	$97,147	2,058	$47.20
Band B	186,664	5,107	36.55
Total	$283,811	7,165

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$-
Mortality & expense charges and administrative fees (Band B)			(4,127)
Net investment income (loss)			(4,127)

Gain (loss) on investments:
Net realized gain (loss)			42,445
Realized gain distributions			43,549
Net change in unrealized appreciation (depreciation)			22,282
Net gain (loss)			108,276

Increase (decrease) in net assets from operations			$104,149

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(4,127)	$(5,386)
Net realized gain (loss)		42,445	(66,896)
Realized gain distributions		43,549	29,233
Net change in unrealized appreciation (depreciation)		22,282	207,235

Increase (decrease) in net assets from operations		104,149	164,186

Contract owner transactions:
Proceeds from units sold		61,586	190,595
Cost of units redeemed		(381,892)	(214,088)
Account charges		(1,671)	(1,730)
Increase (decrease)		(321,977)	(25,223)
Net increase (decrease)		(217,828)	138,963
Net assets, beginning		501,639	362,676
Net assets, ending		$283,811	$501,639

Units sold		1,816	7,922
Units redeemed		(11,362)	(8,365)
Net increase (decrease)		(9,546)	(443)
Units outstanding, beginning		16,711	17,154
Units outstanding, ending		7,165	16,711

* Date of Fund Inception into Variable Account: 4 /29 /2005
Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$5,559,174
Cost of units redeemed			(6,127,213)
Account charges			(30,996)
Net investment income (loss)			(62,686)
Net realized gain (loss)			515,857
Realized gain distributions			382,151
Net change in unrealized appreciation (depreciation)			47,524
Net assets			$283,811

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band A						Band B
	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$47.20	2	$97	N/A	28.8%	12/31/2024	$36.55	5	$187	1.30%	27.1%
12/31/2023	36.65	3	98	N/A	43.5%	12/31/2023	28.75	14	404	1.30%	41.7%
12/31/2022	25.54	3	71	N/A	-32.4%	12/31/2022	20.30	14	292	1.30%	-33.2%
12/31/2021	37.77	4	142	N/A	23.2%	12/31/2021	30.41	15	447	1.30%	21.6%
12/31/2020	30.66	4	111	N/A	49.9%	12/31/2020	25.01	28	706	1.30%	47.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	0.0%
2023	0.0%
2022	0.0%
2021	0.0%
2020	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Annuity Unit Trust LVIP American Century Mid Cap Value Fund II Class - 03-397

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$409,871	$415,725	20,826
Receivables: investments sold	-
Payables: investments purchased	(13)
Net assets	$409,858

	Net Assets	Units Outstanding	Accumulation Unit Value
Band A	$40,714	1,400	$29.08
Band B	369,144	15,561	23.72
Total	$409,858	16,961

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$10,160
Mortality & expense charges and administrative fees (Band B)			(5,429)
Net investment income (loss)			4,731

Gain (loss) on investments:
Net realized gain (loss)			(178)
Realized gain distributions			21,866
Net change in unrealized appreciation (depreciation)			7,195
Net gain (loss)			28,883

Increase (decrease) in net assets from operations			$33,614

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$4,731	$5,010
Net realized gain (loss)		(178)	(9,183)
Realized gain distributions		21,866	60,062
Net change in unrealized appreciation (depreciation)		7,195	(35,764)

Increase (decrease) in net assets from operations		33,614	20,125

Contract owner transactions:
Proceeds from units sold		2,220	3,367
Cost of units redeemed		(112,069)	(94,819)
Account charges		(872)	(1,156)
Increase (decrease)		(110,721)	(92,608)
Net increase (decrease)		(77,107)	(72,483)
Net assets, beginning		486,965	559,448
Net assets, ending		$409,858	$486,965

Units sold		94	146
Units redeemed		(4,804)	(4,636)
Net increase (decrease)		(4,710)	(4,490)
Units outstanding, beginning		21,671	26,161
Units outstanding, ending		16,961	21,671

* Date of Fund Inception into Variable Account: 5 /1 /2009
Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$1,656,248
Cost of units redeemed			(1,734,239)
Account charges			(32,738)
Net investment income (loss)			34,022
Net realized gain (loss)			86,281
Realized gain distributions			406,138
Net change in unrealized appreciation (depreciation)			(5,854)
Net assets			$409,858

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band A						Band B
	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$29.08	1	$41	N/A	8.5%	12/31/2024	$23.72	16	$369	1.30%	7.1%
12/31/2023	26.80	2	40	N/A	6.0%	12/31/2023	22.15	20	447	1.30%	4.7%
12/31/2022	25.27	1	36	N/A	-1.4%	12/31/2022	21.16	25	523	1.30%	-2.7%
12/31/2021	25.63	1	36	N/A	23.0%	12/31/2021	21.74	27	592	1.30%	21.4%
12/31/2020	20.83	2	41	N/A	1.1%	12/31/2020	17.90	32	574	1.30%	-0.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	2.3%
2023	2.2%
2022	2.0%
2021	1.0%
2020	1.4%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Annuity Unit Trust LVIP American Century Capital Appreciation Fund I Class - 03-410

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$679,503	$599,918	40,526
Receivables: investments sold	-
Payables: investments purchased	(18)
Net assets	$679,485

	Net Assets	Units Outstanding	Accumulation Unit Value
Band A	$200,270	12,975	$15.44
Band B	479,215	35,684	13.43
Total	$679,485	48,659

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$-
Mortality & expense charges and administrative fees (Band B)			(6,169)
Net investment income (loss)			(6,169)

Gain (loss) on investments:
Net realized gain (loss)			4,980
Realized gain distributions			41,105
Net change in unrealized appreciation (depreciation)			103,414
Net gain (loss)			149,499

Increase (decrease) in net assets from operations			$143,330

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(6,169)	$(6,166)
Net realized gain (loss)		4,980	(14,172)
Realized gain distributions		41,105	1,038
Net change in unrealized appreciation (depreciation)		103,414	142,475

Increase (decrease) in net assets from operations		143,330	123,175

Contract owner transactions:
Proceeds from units sold		12,925	5,647
Cost of units redeemed		(171,159)	(95,597)
Account charges		(2,874)	(3,148)
Increase (decrease)		(161,108)	(93,098)
Net increase (decrease)		(17,778)	30,077
Net assets, beginning		697,263	667,186
Net assets, ending		$679,485	$697,263

Units sold		1,034	583
Units redeemed		(14,288)	(9,432)
Net increase (decrease)		(13,254)	(8,849)
Units outstanding, beginning		61,913	70,762
Units outstanding, ending		48,659	61,913

* Date of Fund Inception into Variable Account: 4 /17 /2014
Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$2,352,104
Cost of units redeemed			(2,553,162)
Account charges			(46,992)
Net investment income (loss)			(107,988)
Net realized gain (loss)			58,368
Realized gain distributions			897,570
Net change in unrealized appreciation (depreciation)			79,585
Net assets			$679,485

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band A						Band B
	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$15.44	13	$200	N/A	25.0%	12/31/2024	$13.43	36	$479	1.30%	23.4%
12/31/2023	12.35	16	196	N/A	20.7%	12/31/2023	10.89	46	501	1.30%	19.1%
12/31/2022	10.23	19	192	N/A	-28.1%	12/31/2022	9.14	52	475	1.30%	-29.0%
12/31/2021	14.23	18	262	N/A	11.2%	12/31/2021	12.88	69	886	1.30%	9.7%
12/31/2020	12.81	19	249	N/A	42.5%	12/31/2020	11.74	93	1,090	1.30%	40.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	0.0%
2023	0.0%
2022	0.0%
2021	0.0%
2020	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Annuity Unit Trust LVIP American Century Disciplined Core Value Fund I Class - 03-425

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,974,614	$2,030,867	230,531
Receivables: investments sold	-
Payables: investments purchased	(104)
Net assets	$1,974,510

	Net Assets	Units Outstanding	Accumulation Unit Value
Band A	$898,404	38,641	$23.25
Band B	1,076,106	45,465	23.67
Total	$1,974,510	84,106

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$26,973
Mortality & expense charges and administrative fees (Band B)			(15,056)
Net investment income (loss)			11,917

Gain (loss) on investments:
Net realized gain (loss)			(18,466)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			261,175
Net gain (loss)			242,709

Increase (decrease) in net assets from operations			$254,626

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$11,917	$2,510
Net realized gain (loss)		(18,466)	(4,460,848)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		261,175	4,322,635

Increase (decrease) in net assets from operations		254,626	(135,703)

Contract owner transactions:
Proceeds from units sold		15,822	67,108
Cost of units redeemed		(452,629)	(15,083,050)
Account charges		(14,949)	(49,930)
Increase (decrease)		(451,756)	(15,065,872)
Net increase (decrease)		(197,130)	(15,201,575)
Net assets, beginning		2,171,640	17,373,215
Net assets, ending		$1,974,510	$2,171,640

Units sold		696	3,986
Units redeemed		(20,518)	(782,973)
Net increase (decrease)		(19,822)	(778,987)
Units outstanding, beginning		103,928	882,915
Units outstanding, ending		84,106	103,928

* Date of Fund Inception into Variable Account: 1 /1 /2003
Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$140,466,337
Cost of units redeemed			(163,617,594)
Account charges			(3,240,241)
Net investment income (loss)			3,826,534
Net realized gain (loss)			(1,049,155)
Realized gain distributions			25,644,882
Net change in unrealized appreciation (depreciation)			(56,253)
Net assets			$1,974,510

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band A						Band B
	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$23.25	39	$898	N/A	13.1%	12/31/2024	$23.67	45	$1,076	1.30%	11.6%
12/31/2023	20.56	50	1,021	N/A	8.7%	12/31/2023	21.20	54	1,151	1.30%	7.3%
12/31/2022	18.92	97	1,832	N/A	-12.7%	12/31/2022	19.77	786	15,542	1.30%	-13.9%
12/31/2021	21.68	109	2,367	N/A	23.7%	12/31/2021	22.95	1,002	23,005	1.30%	22.1%
12/31/2020	17.54	140	2,449	N/A	11.8%	12/31/2020	18.80	1,317	24,761	1.30%	10.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	1.3%
2023	1.0%
2022	1.6%
2021	1.1%
2020	1.7%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Annuity Unit Trust LVIP American Century International Fund I Class - 03-420

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$22,360,403	$22,498,720	2,092,803
Receivables: investments sold	-
Payables: investments purchased	(882)
Net assets	$22,359,521

	Net Assets	Units Outstanding	Accumulation Unit Value
Band A	$1,738,061	119,746	$14.51
Band B	20,621,460	1,375,817	14.99
Total	$22,359,521	1,495,563

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$403,134
Mortality & expense charges and administrative fees (Band B)			(303,472)
Net investment income (loss)			99,662

Gain (loss) on investments:
Net realized gain (loss)			117,850
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			264,942
Net gain (loss)			382,792

Increase (decrease) in net assets from operations			$482,454

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$99,662	$38,713
Net realized gain (loss)		117,850	(237,826)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		264,942	2,802,615

Increase (decrease) in net assets from operations		482,454	2,603,502

Contract owner transactions:
Proceeds from units sold		367,278	2,910,097
Cost of units redeemed		(4,240,867)	(3,690,946)
Account charges		(128,759)	(138,632)
Increase (decrease)		(4,002,348)	(919,481)
Net increase (decrease)		(3,519,894)	1,684,021
Net assets, beginning		25,879,415	24,195,394
Net assets, ending		$22,359,521	$25,879,415

Units sold		24,933	204,607
Units redeemed		(283,647)	(274,566)
Net increase (decrease)		(258,714)	(69,959)
Units outstanding, beginning		1,754,277	1,824,236
Units outstanding, ending		1,495,563	1,754,277

* Date of Fund Inception into Variable Account: 4 /30 /1999
Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$208,913,894
Cost of units redeemed			(194,795,140)
Account charges			(2,894,668)
Net investment income (loss)			(746,373)
Net realized gain (loss)			(659,131)
Realized gain distributions			12,679,256
Net change in unrealized appreciation (depreciation)			(138,317)
Net assets			$22,359,521

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band A						Band B
	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$14.51	120	$1,738	N/A	2.6%	12/31/2024	$14.99	1,376	$20,621	1.30%	1.3%
12/31/2023	14.15	129	1,821	N/A	12.6%	12/31/2023	14.80	1,626	24,058	1.30%	11.1%
12/31/2022	12.57	135	1,693	N/A	-24.8%	12/31/2022	13.32	1,690	22,503	1.30%	-25.7%
12/31/2021	16.70	137	2,283	N/A	8.7%	12/31/2021	17.93	1,788	32,068	1.30%	7.3%
12/31/2020	15.36	166	2,553	N/A	25.9%	12/31/2020	16.70	2,096	35,014	1.30%	24.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	1.7%
2023	1.4%
2022	1.3%
2021	0.2%
2020	0.4%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Annuity Unit Trust Calvert VP SRI Mid Cap Growth Portfolio - 03-520

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$342,648	$357,350	12,333
Receivables: investments sold	-
Payables: investments purchased	(13)
Net assets	$342,635

	Net Assets	Units Outstanding	Accumulation Unit Value
Band A	$216,713	10,147	$21.36
Band B	125,922	5,791	21.75
Total	$342,635	15,938

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$428
Mortality & expense charges and administrative fees (Band B)			(1,665)
Net investment income (loss)			(1,237)

Gain (loss) on investments:
Net realized gain (loss)			(7,259)
Realized gain distributions			3,374
Net change in unrealized appreciation (depreciation)			37,050
Net gain (loss)			33,165

Increase (decrease) in net assets from operations			$31,928

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(1,237)	$(1,018)
Net realized gain (loss)		(7,259)	(13,528)
Realized gain distributions		3,374	-
Net change in unrealized appreciation (depreciation)		37,050	54,612

Increase (decrease) in net assets from operations		31,928	40,066

Contract owner transactions:
Proceeds from units sold		1,277	592
Cost of units redeemed		(62,952)	(56,991)
Account charges		(2,951)	(3,252)
Increase (decrease)		(64,626)	(59,651)
Net increase (decrease)		(32,698)	(19,585)
Net assets, beginning		375,333	394,918
Net assets, ending		$342,635	$375,333

Units sold		61	38
Units redeemed		(3,287)	(3,254)
Net increase (decrease)		(3,226)	(3,216)
Units outstanding, beginning		19,164	22,380
Units outstanding, ending		15,938	19,164

* Date of Fund Inception into Variable Account: 4 /30 /1999
Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$5,584,180
Cost of units redeemed			(5,847,066)
Account charges			(251,023)
Net investment income (loss)			79,067
Net realized gain (loss)			(129,364)
Realized gain distributions			921,543
Net change in unrealized appreciation (depreciation)			(14,702)
Net assets			$342,635

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band A						Band B
	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$21.36	10	$217	N/A	10.2%	12/31/2024	$21.75	6	$126	1.30%	8.8%
12/31/2023	19.38	13	244	N/A	11.6%	12/31/2023	19.99	7	131	1.30%	10.2%
12/31/2022	17.36	14	244	N/A	-19.5%	12/31/2022	18.14	8	151	1.30%	-20.5%
12/31/2021	21.56	17	359	N/A	15.0%	12/31/2021	22.82	8	192	1.30%	13.5%
12/31/2020	18.74	19	365	N/A	12.2%	12/31/2020	20.10	8	165	1.30%	10.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	0.1%
2023	0.2%
2022	0.0%
2021	0.2%
2020	0.4%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Annuity Unit Trust BNY Mellon Investment Portfolios, Technology Growth Port Service Class - 03-650

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,379,952	$1,110,566	43,723
Receivables: investments sold	-
Payables: investments purchased	(31)
Net assets	$1,379,921

	Net Assets	Units Outstanding	Accumulation Unit Value
Band A	$478,609	10,597	$45.16
Band B	901,312	26,116	34.51
Total	$1,379,921	36,713

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$-
Mortality & expense charges and administrative fees (Band B)			(11,631)
Net investment income (loss)			(11,631)

Gain (loss) on investments:
Net realized gain (loss)			23,424
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			275,157
Net gain (loss)			298,581

Increase (decrease) in net assets from operations			$286,950

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(11,631)	$(9,476)
Net realized gain (loss)		23,424	4,463
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		275,157	426,735

Increase (decrease) in net assets from operations		286,950	421,722

Contract owner transactions:
Proceeds from units sold		23,988	240,194
Cost of units redeemed		(160,535)	(161,360)
Account charges		(6,229)	(3,070)
Increase (decrease)		(142,776)	75,764
Net increase (decrease)		144,174	497,486
Net assets, beginning		1,235,747	738,261
Net assets, ending		$1,379,921	$1,235,747

Units sold		673	8,595
Units redeemed		(4,991)	(7,338)
Net increase (decrease)		(4,318)	1,257
Units outstanding, beginning		41,031	39,774
Units outstanding, ending		36,713	41,031

* Date of Fund Inception into Variable Account: 5 /28 /2004
Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$3,017,663
Cost of units redeemed			(3,258,172)
Account charges			(60,614)
Net investment income (loss)			(146,521)
Net realized gain (loss)			723,188
Realized gain distributions			834,991
Net change in unrealized appreciation (depreciation)			269,386
Net assets			$1,379,921

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band A						Band B
	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$45.16	11	$479	N/A	25.4%	12/31/2024	$34.51	26	$901	1.30%	23.8%
12/31/2023	36.02	11	405	N/A	59.0%	12/31/2023	27.89	30	830	1.30%	57.0%
12/31/2022	22.65	6	147	N/A	-46.5%	12/31/2022	17.77	33	592	1.30%	-47.2%
12/31/2021	42.36	7	283	N/A	12.6%	12/31/2021	33.65	43	1,444	1.30%	11.2%
12/31/2020	37.60	6	240	N/A	69.6%	12/31/2020	30.27	41	1,243	1.30%	67.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	0.0%
2023	0.0%
2022	0.0%
2021	0.0%
2020	0.1%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Annuity Unit Trust BNY Mellon Investment Portfolios, Small Cap Stock Index Port Ser Class - 03-646

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$255,184	$242,755	13,159
Receivables: investments sold	-
Payables: investments purchased	(9)
Net assets	$255,175

	Net Assets	Units Outstanding	Accumulation Unit Value
Band A	$13,498	436	$30.96
Band B	241,677	9,570	25.25
Total	$255,175	10,006

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$2,767
Mortality & expense charges and administrative fees (Band B)			(3,214)
Net investment income (loss)			(447)

Gain (loss) on investments:
Net realized gain (loss)			(2,705)
Realized gain distributions			5,422
Net change in unrealized appreciation (depreciation)			15,746
Net gain (loss)			18,463

Increase (decrease) in net assets from operations			$18,016

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(447)	$(496)
Net realized gain (loss)		(2,705)	(3,772)
Realized gain distributions		5,422	15,740
Net change in unrealized appreciation (depreciation)		15,746	28,405

Increase (decrease) in net assets from operations		18,016	39,877

Contract owner transactions:
Proceeds from units sold		28,074	10
Cost of units redeemed		(95,680)	(44,615)
Account charges		(879)	(841)
Increase (decrease)		(68,485)	(45,446)
Net increase (decrease)		(50,469)	(5,569)
Net assets, beginning		305,644	311,213
Net assets, ending		$255,175	$305,644

Units sold		1,211	(1)
Units redeemed		(4,000)	(2,064)
Net increase (decrease)		(2,789)	(2,065)
Units outstanding, beginning		12,795	14,860
Units outstanding, ending		10,006	12,795

* Date of Fund Inception into Variable Account: 5 /1 /2009
Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$901,503
Cost of units redeemed			(849,697)
Account charges			(12,263)
Net investment income (loss)			(11,094)
Net realized gain (loss)			41,149
Realized gain distributions			173,148
Net change in unrealized appreciation (depreciation)			12,429
Net assets			$255,175

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band A						Band B
	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$30.96	0	$13	N/A	8.0%	12/31/2024	$25.25	10	$242	1.30%	6.6%
12/31/2023	28.68	0	14	N/A	15.4%	12/31/2023	23.70	12	292	1.30%	13.9%
12/31/2022	24.85	0	12	N/A	-16.6%	12/31/2022	20.81	14	299	1.30%	-17.7%
12/31/2021	29.82	0	7	N/A	26.1%	12/31/2021	25.29	17	441	1.30%	24.5%
12/31/2020	23.64	0	5	N/A	10.6%	12/31/2020	20.31	16	326	1.30%	9.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	1.0%
2023	1.0%
2022	0.9%
2021	0.7%
2020	0.8%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Annuity Unit Trust BNY Mellon Variable Investment Fund, Appreciation Portfolio Service Cl - 03-645

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$332,667	$347,135	9,333
Receivables: investments sold	-
Payables: investments purchased	(11)
Net assets	$332,656

	Net Assets	Units Outstanding	Accumulation Unit Value
Band A	$4,829	160	$30.18
Band B	327,827	14,197	23.09
Total	$332,656	14,357

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$606
Mortality & expense charges and administrative fees (Band B)			(4,178)
Net investment income (loss)			(3,572)

Gain (loss) on investments:
Net realized gain (loss)			(2,482)
Realized gain distributions			24,394
Net change in unrealized appreciation (depreciation)			16,051
Net gain (loss)			37,963

Increase (decrease) in net assets from operations			$34,391

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(3,572)	$(2,130)
Net realized gain (loss)		(2,482)	(4,611)
Realized gain distributions		24,394	24,619
Net change in unrealized appreciation (depreciation)		16,051	32,682

Increase (decrease) in net assets from operations		34,391	50,560

Contract owner transactions:
Proceeds from units sold		1,539	446
Cost of units redeemed		(13,943)	(13,922)
Account charges		(158)	(176)
Increase (decrease)		(12,562)	(13,652)
Net increase (decrease)		21,829	36,908
Net assets, beginning		310,827	273,919
Net assets, ending		$332,656	$310,827

Units sold		65	20
Units redeemed		(483)	(729)
Net increase (decrease)		(418)	(709)
Units outstanding, beginning		14,775	15,484
Units outstanding, ending		14,357	14,775

* Date of Fund Inception into Variable Account: 5 /28 /2004
Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$1,159,616
Cost of units redeemed			(1,279,659)
Account charges			(17,889)
Net investment income (loss)			3,063
Net realized gain (loss)			56,631
Realized gain distributions			425,362
Net change in unrealized appreciation (depreciation)			(14,468)
Net assets			$332,656

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band A						Band B
	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$30.18	0	$5	N/A	12.5%	12/31/2024	$23.09	14	$328	1.30%	11.0%
12/31/2023	26.83	1	16	N/A	20.7%	12/31/2023	20.80	14	295	1.30%	19.1%
12/31/2022	22.24	1	17	N/A	-18.3%	12/31/2022	17.46	15	257	1.30%	-19.3%
12/31/2021	27.20	1	33	N/A	26.8%	12/31/2021	21.64	16	353	1.30%	25.1%
12/31/2020	21.46	1	14	N/A	23.4%	12/31/2020	17.29	23	396	1.30%	21.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	0.2%
2023	0.5%
2022	0.4%
2021	0.2%
2020	0.5%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Annuity Unit Trust Fidelity VIP Freedom 2010 Portfolio Initial Class - 03-162

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$5,109,350	$4,849,369	444,263
Receivables: investments sold	-
Payables: investments purchased	(307)
Net assets	$5,109,043

	Net Assets	Units Outstanding	Accumulation Unit Value
Band A	$82,644	5,905	$14.00
Band B	5,026,399	463,462	10.85
Total	$5,109,043	469,367

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$189,674
Mortality & expense charges and administrative fees (Band B)			(70,792)
Net investment income (loss)			118,882

Gain (loss) on investments:
Net realized gain (loss)			79,254
Realized gain distributions			4,318
Net change in unrealized appreciation (depreciation)			22,270
Net gain (loss)			105,842

Increase (decrease) in net assets from operations			$224,724

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$118,882	$94,906
Net realized gain (loss)		79,254	19,248
Realized gain distributions		4,318	1,893
Net change in unrealized appreciation (depreciation)		22,270	240,179

Increase (decrease) in net assets from operations		224,724	356,226

Contract owner transactions:
Proceeds from units sold		5,882	6,655,086
Cost of units redeemed		(1,102,232)	(960,501)
Account charges		(52,571)	(44,951)
Increase (decrease)		(1,148,921)	5,649,634
Net increase (decrease)		(924,197)	6,005,860
Net assets, beginning		6,033,240	27,380
Net assets, ending		$5,109,043	$6,033,240

Units sold		6,277	672,583
Units redeemed		(113,806)	(98,511)
Net increase (decrease)		(107,529)	574,072
Units outstanding, beginning		576,896	2,824
Units outstanding, ending		469,367	576,896

* Date of Fund Inception into Variable Account: 5 /20 /2005
Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$8,171,369
Cost of units redeemed			(3,654,428)
Account charges			(117,214)
Net investment income (loss)			250,356
Net realized gain (loss)			123,228
Realized gain distributions			75,751
Net change in unrealized appreciation (depreciation)			259,981
Net assets			$5,109,043

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band A						Band B
	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$14.00	6	$83	N/A	5.4%	12/31/2024	$10.85	463	$5,026	1.30%	4.0%
12/31/2023	13.28	6	82	N/A	9.5%	12/31/2023	10.43	571	5,951	1.30%	8.1%
12/31/2022	12.13	0	1	N/A	-13.5%	12/31/2022	9.65	3	27	1.30%	-14.6%
12/31/2021	14.03	0	1	N/A	5.9%	12/31/2021	11.30	3	32	1.30%	4.5%
12/31/2020	13.25	0	1	N/A	12.5%	12/31/2020	10.81	3	31	1.30%	11.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	3.4%
2023	5.2%
2022	2.1%
2021	1.0%
2020	1.3%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Annuity Unit Trust Fidelity VIP Freedom 2015 Portfolio Initial Class - 03-161

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$436,064	$490,203	37,984
Receivables: investments sold	-
Payables: investments purchased	(3)
Net assets	$436,061

	Net Assets	Units Outstanding	Accumulation Unit Value
Band A	$322,141	20,927	$15.39
Band B	113,920	9,550	11.93
Total	$436,061	30,477

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$14,203
Mortality & expense charges and administrative fees (Band B)			(1,479)
Net investment income (loss)			12,724

Gain (loss) on investments:
Net realized gain (loss)			(2,127)
Realized gain distributions			13,079
Net change in unrealized appreciation (depreciation)			2,467
Net gain (loss)			13,419

Increase (decrease) in net assets from operations			$26,143

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$12,724	$13,610
Net realized gain (loss)		(2,127)	(1,292)
Realized gain distributions		13,079	7,835
Net change in unrealized appreciation (depreciation)		2,467	21,095

Increase (decrease) in net assets from operations		26,143	41,248

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		(13,295)	(728)
Account charges		(5,338)	(4,970)
Increase (decrease)		(18,633)	(5,698)
Net increase (decrease)		7,510	35,550
Net assets, beginning		428,551	393,001
Net assets, ending		$436,061	$428,551

Units sold		-	-
Units redeemed		(1,242)	(431)
Net increase (decrease)		(1,242)	(431)
Units outstanding, beginning		31,719	32,150
Units outstanding, ending		30,477	31,719

* Date of Fund Inception into Variable Account: 5 /20 /2005
Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$2,119,728
Cost of units redeemed			(2,068,575)
Account charges			(74,307)
Net investment income (loss)			114,735
Net realized gain (loss)			161,256
Realized gain distributions			237,363
Net change in unrealized appreciation (depreciation)			(54,139)
Net assets			$436,061

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band A						Band B
	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$15.39	21	$322	N/A	6.5%	12/31/2024	$11.93	10	$114	1.30%	5.1%
12/31/2023	14.45	22	320	N/A	11.0%	12/31/2023	11.35	10	109	1.30%	9.5%
12/31/2022	13.02	22	293	N/A	-14.6%	12/31/2022	10.36	10	100	1.30%	-15.7%
12/31/2021	15.25	23	357	N/A	7.7%	12/31/2021	12.29	11	140	1.30%	6.3%
12/31/2020	14.16	24	342	N/A	13.8%	12/31/2020	11.56	14	162	1.30%	12.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	3.3%
2023	3.6%
2022	2.1%
2021	1.1%
2020	1.3%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Annuity Unit Trust Fidelity VIP Freedom 2020 Portfolio Initial Class - 03-159

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$247,516	$257,829	19,489
Receivables: investments sold	-
Payables: investments purchased	(3)
Net assets	$247,513

	Net Assets	Units Outstanding	Accumulation Unit Value
Band A	$177,394	10,776	$16.46
Band B	70,119	5,497	12.76
Total	$247,513	16,273

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$7,362
Mortality & expense charges and administrative fees (Band B)			(1,047)
Net investment income (loss)			6,315

Gain (loss) on investments:
Net realized gain (loss)			(2,578)
Realized gain distributions			8,002
Net change in unrealized appreciation (depreciation)			7,407
Net gain (loss)			12,831

Increase (decrease) in net assets from operations			$19,146

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$6,315	$7,975
Net realized gain (loss)		(2,578)	(17,588)
Realized gain distributions		8,002	2,306
Net change in unrealized appreciation (depreciation)		7,407	40,621

Increase (decrease) in net assets from operations		19,146	33,314

Contract owner transactions:
Proceeds from units sold		9,317	4,284
Cost of units redeemed		(60,221)	(74,195)
Account charges		(2,836)	(2,982)
Increase (decrease)		(53,740)	(72,893)
Net increase (decrease)		(34,594)	(39,579)
Net assets, beginning		282,107	321,686
Net assets, ending		$247,513	$282,107

Units sold		558	294
Units redeemed		(4,223)	(6,746)
Net increase (decrease)		(3,665)	(6,452)
Units outstanding, beginning		19,938	26,390
Units outstanding, ending		16,273	19,938

* Date of Fund Inception into Variable Account: 5 /20 /2005
Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$3,544,233
Cost of units redeemed			(3,762,074)
Account charges			(80,480)
Net investment income (loss)			142,188
Net realized gain (loss)			(35,859)
Realized gain distributions			449,818
Net change in unrealized appreciation (depreciation)			(10,313)
Net assets			$247,513

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band A						Band B
	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$16.46	11	$177	N/A	7.7%	12/31/2024	$12.76	5	$70	1.30%	6.3%
12/31/2023	15.28	13	200	N/A	12.4%	12/31/2023	12.00	7	83	1.30%	11.0%
12/31/2022	13.60	13	177	N/A	-15.7%	12/31/2022	10.81	13	144	1.30%	-16.8%
12/31/2021	16.13	22	352	N/A	9.5%	12/31/2021	12.99	42	541	1.30%	8.1%
12/31/2020	14.73	27	393	N/A	15.1%	12/31/2020	12.03	48	583	1.30%	13.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	2.8%
2023	3.1%
2022	1.8%
2021	1.0%
2020	1.3%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Annuity Unit Trust Fidelity VIP Freedom 2025 Portfolio Initial Class - 03-158

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$9,062,815	$7,905,348	566,049
Receivables: investments sold	-
Payables: investments purchased	(352)
Net assets	$9,062,463

	Net Assets	Units Outstanding	Accumulation Unit Value
Band A	$206,881	11,381	$18.18
Band B	8,855,582	628,675	14.09
Total	$9,062,463	640,056

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$230,796
Mortality & expense charges and administrative fees (Band B)			(118,252)
Net investment income (loss)			112,544

Gain (loss) on investments:
Net realized gain (loss)			131,390
Realized gain distributions			17,231
Net change in unrealized appreciation (depreciation)			370,201
Net gain (loss)			518,822

Increase (decrease) in net assets from operations			$631,366

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$112,544	$82,728
Net realized gain (loss)		131,390	160,990
Realized gain distributions		17,231	-
Net change in unrealized appreciation (depreciation)		370,201	781,656

Increase (decrease) in net assets from operations		631,366	1,025,374

Contract owner transactions:
Proceeds from units sold		12,293	10,345,613
Cost of units redeemed		(898,716)	(3,001,167)
Account charges		(48,809)	(48,118)
Increase (decrease)		(935,232)	7,296,328
Net increase (decrease)		(303,866)	8,321,702
Net assets, beginning		9,366,329	1,044,627
Net assets, ending		$9,062,463	$9,366,329

Units sold		5,327	864,984
Units redeemed		(73,837)	(241,837)
Net increase (decrease)		(68,510)	623,147
Units outstanding, beginning		708,566	85,419
Units outstanding, ending		640,056	708,566

* Date of Fund Inception into Variable Account: 5 /20 /2005
Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$12,286,450
Cost of units redeemed			(5,342,419)
Account charges			(154,924)
Net investment income (loss)			291,509
Net realized gain (loss)			472,630
Realized gain distributions			351,750
Net change in unrealized appreciation (depreciation)			1,157,467
Net assets			$9,062,463

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band A						Band B
	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$18.18	11	$207	N/A	8.5%	12/31/2024	$14.09	629	$8,856	1.30%	7.1%
12/31/2023	16.76	12	202	N/A	13.6%	12/31/2023	13.16	697	9,164	1.30%	12.2%
12/31/2022	14.75	14	208	N/A	-16.4%	12/31/2022	11.73	71	837	1.30%	-17.5%
12/31/2021	17.65	14	252	N/A	10.8%	12/31/2021	14.22	72	1,023	1.30%	9.4%
12/31/2020	15.92	16	259	N/A	16.0%	12/31/2020	13.00	79	1,029	1.30%	14.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	2.5%
2023	3.6%
2022	1.9%
2021	1.0%
2020	1.2%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Annuity Unit Trust Fidelity VIP Freedom 2030 Portfolio Initial Class - 03-157

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,137,540	$979,474	69,401
Receivables: investments sold	-
Payables: investments purchased	(31)
Net assets	$1,137,509

	Net Assets	Units Outstanding	Accumulation Unit Value
Band A	$281,814	14,612	$19.29
Band B	855,695	57,256	14.95
Total	$1,137,509	71,868

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$25,292
Mortality & expense charges and administrative fees (Band B)			(11,033)
Net investment income (loss)			14,259

Gain (loss) on investments:
Net realized gain (loss)			49,172
Realized gain distributions			2,445
Net change in unrealized appreciation (depreciation)			16,018
Net gain (loss)			67,635

Increase (decrease) in net assets from operations			$81,894

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$14,259	$15,120
Net realized gain (loss)		49,172	8,600
Realized gain distributions		2,445	-
Net change in unrealized appreciation (depreciation)		16,018	112,236

Increase (decrease) in net assets from operations		81,894	135,956

Contract owner transactions:
Proceeds from units sold		136,504	55,217
Cost of units redeemed		(194,582)	(97,400)
Account charges		(5,459)	(4,920)
Increase (decrease)		(63,537)	(47,103)
Net increase (decrease)		18,357	88,853
Net assets, beginning		1,119,152	1,030,299
Net assets, ending		$1,137,509	$1,119,152

Units sold		17,704	4,299
Units redeemed		(22,747)	(7,961)
Net increase (decrease)		(5,043)	(3,662)
Units outstanding, beginning		76,911	80,573
Units outstanding, ending		71,868	76,911

* Date of Fund Inception into Variable Account: 5 /20 /2005
Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$2,548,376
Cost of units redeemed			(2,364,638)
Account charges			(84,514)
Net investment income (loss)			128,784
Net realized gain (loss)			299,821
Realized gain distributions			451,614
Net change in unrealized appreciation (depreciation)			158,066
Net assets			$1,137,509

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band A						Band B
	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$19.29	15	$282	N/A	9.4%	12/31/2024	$14.95	57	$856	1.30%	8.0%
12/31/2023	17.63	14	255	N/A	14.7%	12/31/2023	13.84	62	864	1.30%	13.2%
12/31/2022	15.37	14	222	N/A	-16.9%	12/31/2022	12.22	66	808	1.30%	-17.9%
12/31/2021	18.49	14	268	N/A	12.4%	12/31/2021	14.90	69	1,035	1.30%	10.9%
12/31/2020	16.45	15	239	N/A	16.9%	12/31/2020	13.43	72	961	1.30%	15.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	2.2%
2023	2.5%
2022	1.8%
2021	1.1%
2020	1.0%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Annuity Unit Trust Fidelity VIP Freedom Income Portfolio Initial Class - 03-164

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$68,728	$72,798	6,230
Receivables: investments sold	-
Payables: investments purchased	(2)
Net assets	$68,726

	Net Assets	Units Outstanding	Accumulation Unit Value
Band A	$9,603	885	$10.85
Band B	59,123	7,032	8.41
Total	$68,726	7,917

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$2,525
Mortality & expense charges and administrative fees (Band B)			(763)
Net investment income (loss)			1,762

Gain (loss) on investments:
Net realized gain (loss)			(524)
Realized gain distributions			41
Net change in unrealized appreciation (depreciation)			780
Net gain (loss)			297

Increase (decrease) in net assets from operations			$2,059

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$1,762	$2,134
Net realized gain (loss)		(524)	(1,069)
Realized gain distributions		41	-
Net change in unrealized appreciation (depreciation)		780	3,303

Increase (decrease) in net assets from operations		2,059	4,368

Contract owner transactions:
Proceeds from units sold		89,470	9
Cost of units redeemed		(89,103)	(8,879)
Account charges		(177)	(165)
Increase (decrease)		190	(9,035)
Net increase (decrease)		2,249	(4,667)
Net assets, beginning		66,477	71,144
Net assets, ending		$68,726	$66,477

Units sold		8,523	-
Units redeemed		(8,511)	(1,153)
Net increase (decrease)		12	(1,153)
Units outstanding, beginning		7,905	9,058
Units outstanding, ending		7,917	7,905

* Date of Fund Inception into Variable Account: 5 /20 /2005
Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$3,434,363
Cost of units redeemed			(3,476,629)
Account charges			(45,956)
Net investment income (loss)			102,273
Net realized gain (loss)			(33,125)
Realized gain distributions			91,870
Net change in unrealized appreciation (depreciation)			(4,070)
Net assets			$68,726

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band A						Band B
	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$10.85	1	$10	N/A	4.5%	12/31/2024	$8.41	7	$59	1.30%	3.1%
12/31/2023	10.39	1	9	N/A	7.9%	12/31/2023	8.16	7	57	1.30%	6.5%
12/31/2022	9.63	1	9	N/A	-12.0%	12/31/2022	7.66	8	62	1.30%	-13.2%
12/31/2021	10.94	1	10	N/A	3.3%	12/31/2021	8.82	9	76	1.30%	2.0%
12/31/2020	10.59	1	9	N/A	10.5%	12/31/2020	8.64	32	279	1.30%	9.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	3.7%
2023	4.2%
2022	2.2%
2021	0.5%
2020	1.3%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Annuity Unit Trust Fidelity VIP Growth Portfolio Initial Class - 03-210

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$33,239,150	$29,797,446	342,867
Receivables: investments sold	-
Payables: investments purchased	(1,575)
Net assets	$33,237,575

	Net Assets	Units Outstanding	Accumulation Unit Value
Band A	$5,238,322	120,235	$43.57
Band B	27,999,253	553,223	50.61
Total	$33,237,575	673,458

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$280
Mortality & expense charges and administrative fees (Band B)			(383,300)
Net investment income (loss)			(383,020)

Gain (loss) on investments:
Net realized gain (loss)			2,000,619
Realized gain distributions			7,116,497
Net change in unrealized appreciation (depreciation)			54,941
Net gain (loss)			9,172,057

Increase (decrease) in net assets from operations			$8,789,037

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(383,020)	$(171,045)
Net realized gain (loss)		2,000,619	(70,063)
Realized gain distributions		7,116,497	1,232,914
Net change in unrealized appreciation (depreciation)		54,941	4,042,368

Increase (decrease) in net assets from operations		8,789,037	5,034,174

Contract owner transactions:
Proceeds from units sold		479,471	24,958,161
Cost of units redeemed		(8,548,478)	(2,750,991)
Account charges		(194,477)	(119,532)
Increase (decrease)		(8,263,484)	22,087,638
Net increase (decrease)		525,553	27,121,812
Net assets, beginning		32,712,022	5,590,210
Net assets, ending		$33,237,575	$32,712,022

Units sold		11,585	735,034
Units redeemed		(190,954)	(92,337)
Net increase (decrease)		(179,369)	642,697
Units outstanding, beginning		852,827	210,130
Units outstanding, ending		673,458	852,827

* Date of Fund Inception into Variable Account: 4 /30 /1999
Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$76,797,105
Cost of units redeemed			(63,091,762)
Account charges			(2,329,076)
Net investment income (loss)			231,663
Net realized gain (loss)			4,433,722
Realized gain distributions			13,754,219
Net change in unrealized appreciation (depreciation)			3,441,704
Net assets			$33,237,575

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band A						Band B
	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$43.57	120	$5,238	N/A	30.4%	12/31/2024	$50.61	553	$27,999	1.30%	28.7%
12/31/2023	33.41	140	4,667	N/A	36.2%	12/31/2023	39.33	713	28,045	1.30%	34.5%
12/31/2022	24.53	118	2,883	N/A	-24.5%	12/31/2022	29.24	93	2,707	1.30%	-25.4%
12/31/2021	32.47	128	4,157	N/A	23.2%	12/31/2021	39.21	109	4,268	1.30%	21.6%
12/31/2020	26.35	137	3,603	N/A	43.9%	12/31/2020	32.24	148	4,761	1.30%	42.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	0.0%
2023	0.2%
2022	0.6%
2021	0.0%
2020	0.1%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Annuity Unit Trust Fidelity VIP High Income Portfolio Initial Class - 03-215

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$4,811,577	$5,296,660	1,019,363
Receivables: investments sold	-
Payables: investments purchased	(179)
Net assets	$4,811,398

	Net Assets	Units Outstanding	Accumulation Unit Value
Band A	$610,026	45,579	$13.38
Band B	4,201,372	289,870	14.49
Total	$4,811,398	335,449

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$287,636
Mortality & expense charges and administrative fees (Band B)			(57,146)
Net investment income (loss)			230,490

Gain (loss) on investments:
Net realized gain (loss)			(96,158)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			239,534
Net gain (loss)			143,376

Increase (decrease) in net assets from operations			$373,866

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$230,490	$223,375
Net realized gain (loss)		(96,158)	(162,431)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		239,534	397,131

Increase (decrease) in net assets from operations		373,866	458,075

Contract owner transactions:
Proceeds from units sold		182,569	115,099
Cost of units redeemed		(853,485)	(855,751)
Account charges		(29,061)	(31,376)
Increase (decrease)		(699,977)	(772,028)
Net increase (decrease)		(326,111)	(313,953)
Net assets, beginning		5,137,509	5,451,462
Net assets, ending		$4,811,398	$5,137,509

Units sold		14,440	11,010
Units redeemed		(64,823)	(72,024)
Net increase (decrease)		(50,383)	(61,014)
Units outstanding, beginning		385,832	446,846
Units outstanding, ending		335,449	385,832

* Date of Fund Inception into Variable Account: 4 /30 /1999
Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$48,026,736
Cost of units redeemed			(47,525,496)
Account charges			(1,000,379)
Net investment income (loss)			7,256,578
Net realized gain (loss)			(1,460,958)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(485,083)
Net assets			$4,811,398

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band A						Band B
	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$13.38	46	$610	N/A	9.0%	12/31/2024	$14.49	290	$4,201	1.30%	7.6%
12/31/2023	12.28	52	636	N/A	10.5%	12/31/2023	13.48	334	4,501	1.30%	9.1%
12/31/2022	11.12	57	629	N/A	-11.4%	12/31/2022	12.36	390	4,822	1.30%	-12.5%
12/31/2021	12.54	67	842	N/A	4.4%	12/31/2021	14.12	512	7,235	1.30%	3.1%
12/31/2020	12.01	79	944	N/A	2.7%	12/31/2020	13.71	467	6,406	1.30%	1.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	5.8%
2023	5.3%
2022	4.4%
2021	5.5%
2020	4.6%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Annuity Unit Trust Fidelity VIP Index 500 Portfolio Initial Class - 03-225

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$12,940,074	$5,238,826	22,720
Receivables: investments sold	-
Payables: investments purchased	(369)
Net assets	$12,939,705

	Net Assets	Units Outstanding	Accumulation Unit Value
Band A	$5,860,465	169,965	$34.48
Band B	7,079,240	187,458	37.76
Total	$12,939,705	357,423

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$161,115
Mortality & expense charges and administrative fees (Band B)			(93,388)
Net investment income (loss)			67,727

Gain (loss) on investments:
Net realized gain (loss)			1,289,011
Realized gain distributions			7,573
Net change in unrealized appreciation (depreciation)			1,372,735
Net gain (loss)			2,669,319

Increase (decrease) in net assets from operations			$2,737,046

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$67,727	$80,490
Net realized gain (loss)		1,289,011	877,864
Realized gain distributions		7,573	109,819
Net change in unrealized appreciation (depreciation)		1,372,735	1,568,141

Increase (decrease) in net assets from operations		2,737,046	2,636,314

Contract owner transactions:
Proceeds from units sold		376,787	94,868
Cost of units redeemed		(2,260,603)	(1,720,729)
Account charges		(91,115)	(81,558)
Increase (decrease)		(1,974,931)	(1,707,419)
Net increase (decrease)		762,115	928,895
Net assets, beginning		12,177,590	11,248,695
Net assets, ending		$12,939,705	$12,177,590

Units sold		11,624	5,603
Units redeemed		(70,623)	(70,803)
Net increase (decrease)		(58,999)	(65,200)
Units outstanding, beginning		416,422	481,622
Units outstanding, ending		357,423	416,422

* Date of Fund Inception into Variable Account: 4 /30 /1999
Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$175,273,941
Cost of units redeemed			(198,261,473)
Account charges			(6,671,414)
Net investment income (loss)			7,334,880
Net realized gain (loss)			21,811,487
Realized gain distributions			5,751,036
Net change in unrealized appreciation (depreciation)			7,701,248
Net assets			$12,939,705

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band A						Band B
	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$34.48	170	$5,860	N/A	24.9%	12/31/2024	$37.76	187	$7,079	1.30%	23.3%
12/31/2023	27.61	191	5,280	N/A	26.2%	12/31/2023	30.63	225	6,897	1.30%	24.6%
12/31/2022	21.88	219	4,796	N/A	-18.2%	12/31/2022	24.59	262	6,453	1.30%	-19.3%
12/31/2021	26.75	254	6,782	N/A	28.6%	12/31/2021	30.46	331	10,080	1.30%	26.9%
12/31/2020	20.80	281	5,837	N/A	18.2%	12/31/2020	24.00	377	9,060	1.30%	16.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	1.3%
2023	1.4%
2022	1.3%
2021	1.2%
2020	1.6%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Annuity Unit Trust Fidelity VIP Overseas Portfolio Initial Class - 03-220

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,440,675	$1,142,001	56,560
Receivables: investments sold	-
Payables: investments purchased	(65)
Net assets	$1,440,610

	Net Assets	Units Outstanding	Accumulation Unit Value
Band A	$565,520	35,007	$16.15
Band B	875,090	48,711	17.97
Total	$1,440,610	83,718

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$24,652
Mortality & expense charges and administrative fees (Band B)			(12,432)
Net investment income (loss)			12,220

Gain (loss) on investments:
Net realized gain (loss)			57,053
Realized gain distributions			67,868
Net change in unrealized appreciation (depreciation)			(69,321)
Net gain (loss)			55,600

Increase (decrease) in net assets from operations			$67,820

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$12,220	$2,086
Net realized gain (loss)		57,053	71,012
Realized gain distributions		67,868	3,717
Net change in unrealized appreciation (depreciation)		(69,321)	174,886

Increase (decrease) in net assets from operations		67,820	251,701

Contract owner transactions:
Proceeds from units sold		103,117	158,900
Cost of units redeemed		(212,027)	(307,937)
Account charges		(8,800)	(8,113)
Increase (decrease)		(117,710)	(157,150)
Net increase (decrease)		(49,890)	94,551
Net assets, beginning		1,490,500	1,395,949
Net assets, ending		$1,440,610	$1,490,500

Units sold		5,808	10,888
Units redeemed		(12,322)	(21,254)
Net increase (decrease)		(6,514)	(10,366)
Units outstanding, beginning		90,232	100,598
Units outstanding, ending		83,718	90,232

* Date of Fund Inception into Variable Account: 4 /30 /1999
Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$334,350,822
Cost of units redeemed			(336,372,344)
Account charges			(1,626,255)
Net investment income (loss)			1,358,319
Net realized gain (loss)			(4,390,538)
Realized gain distributions			7,821,932
Net change in unrealized appreciation (depreciation)			298,674
Net assets			$1,440,610

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band A						Band B
	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$16.15	35	$566	N/A	5.1%	12/31/2024	$17.97	49	$875	1.30%	3.7%
12/31/2023	15.38	37	575	N/A	20.5%	12/31/2023	17.33	53	916	1.30%	19.0%
12/31/2022	12.76	38	490	N/A	-24.5%	12/31/2022	14.57	62	906	1.30%	-25.5%
12/31/2021	16.90	41	694	N/A	19.7%	12/31/2021	19.54	75	1,472	1.30%	18.2%
12/31/2020	14.12	44	617	N/A	15.6%	12/31/2020	16.54	91	1,502	1.30%	14.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	1.7%
2023	1.0%
2022	0.9%
2021	0.5%
2020	0.4%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Annuity Unit Trust Fidelity VIP Mid Cap Portfolio Service 2 Class - 03-941

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$528,997	$575,360	14,908
Receivables: investments sold	-
Payables: investments purchased	(14)
Net assets	$528,983

	Net Assets	Units Outstanding	Accumulation Unit Value
Band A	$130,232	4,501	$28.93
Band B	398,751	16,894	23.60
Total	$528,983	21,395

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$1,790
Mortality & expense charges and administrative fees (Band B)			(5,226)
Net investment income (loss)			(3,436)

Gain (loss) on investments:
Net realized gain (loss)			(3,526)
Realized gain distributions			69,688
Net change in unrealized appreciation (depreciation)			13,824
Net gain (loss)			79,986

Increase (decrease) in net assets from operations			$76,550

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(3,436)	$(3,299)
Net realized gain (loss)		(3,526)	(31,741)
Realized gain distributions		69,688	13,842
Net change in unrealized appreciation (depreciation)		13,824	82,737

Increase (decrease) in net assets from operations		76,550	61,539

Contract owner transactions:
Proceeds from units sold		11,937	23,977
Cost of units redeemed		(60,582)	(108,949)
Account charges		(2,563)	(2,336)
Increase (decrease)		(51,208)	(87,308)
Net increase (decrease)		25,342	(25,769)
Net assets, beginning		503,641	529,410
Net assets, ending		$528,983	$503,641

Units sold		464	1,214
Units redeemed		(2,764)	(6,021)
Net increase (decrease)		(2,300)	(4,807)
Units outstanding, beginning		23,695	28,502
Units outstanding, ending		21,395	23,695

* Date of Fund Inception into Variable Account: 5 /1 /2009
Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$20,697,129
Cost of units redeemed			(29,283,281)
Account charges			(568,307)
Net investment income (loss)			(712,440)
Net realized gain (loss)			7,487,714
Realized gain distributions			2,954,531
Net change in unrealized appreciation (depreciation)			(46,363)
Net assets			$528,983

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band A						Band B
	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$28.93	5	$130	N/A	17.2%	12/31/2024	$23.60	17	$399	1.30%	15.7%
12/31/2023	24.69	5	116	N/A	14.8%	12/31/2023	20.41	19	388	1.30%	13.3%
12/31/2022	21.51	5	99	N/A	-15.0%	12/31/2022	18.01	24	430	1.30%	-16.1%
12/31/2021	25.30	7	166	N/A	25.3%	12/31/2021	21.45	29	625	1.30%	23.7%
12/31/2020	20.19	7	150	N/A	17.9%	12/31/2020	17.35	47	813	1.30%	16.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	0.3%
2023	0.4%
2022	0.2%
2021	0.3%
2020	0.4%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Annuity Unit Trust Fidelity VIP Asset Manager Portfolio Initial Class - 03-230

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,868,727	$1,811,462	113,594
Receivables: investments sold	-
Payables: investments purchased	(76)
Net assets	$1,868,651

	Net Assets	Units Outstanding	Accumulation Unit Value
Band A	$998,031	56,099	$17.79
Band B	870,620	58,983	14.76
Total	$1,868,651	115,082

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$45,585
Mortality & expense charges and administrative fees (Band B)			(11,941)
Net investment income (loss)			33,644

Gain (loss) on investments:
Net realized gain (loss)			8,280
Realized gain distributions			12,678
Net change in unrealized appreciation (depreciation)			94,767
Net gain (loss)			115,725

Increase (decrease) in net assets from operations			$149,369

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$33,644	$33,035
Net realized gain (loss)		8,280	(29,468)
Realized gain distributions		12,678	22,433
Net change in unrealized appreciation (depreciation)		94,767	207,165

Increase (decrease) in net assets from operations		149,369	233,165

Contract owner transactions:
Proceeds from units sold		47,386	123,663
Cost of units redeemed		(354,586)	(340,146)
Account charges		(15,769)	(15,618)
Increase (decrease)		(322,969)	(232,101)
Net increase (decrease)		(173,600)	1,064
Net assets, beginning		2,042,251	2,041,187
Net assets, ending		$1,868,651	$2,042,251

Units sold		3,116	8,904
Units redeemed		(23,350)	(26,828)
Net increase (decrease)		(20,234)	(17,924)
Units outstanding, beginning		135,316	153,240
Units outstanding, ending		115,082	135,316

* Date of Fund Inception into Variable Account: 4 /30 /1999
Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$28,032,453
Cost of units redeemed			(29,769,957)
Account charges			(1,517,823)
Net investment income (loss)			3,341,058
Net realized gain (loss)			(767,405)
Realized gain distributions			2,493,060
Net change in unrealized appreciation (depreciation)			57,265
Net assets			$1,868,651

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band A						Band B
	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$17.79	56	$998	N/A	8.5%	12/31/2024	$14.76	59	$871	1.30%	7.1%
12/31/2023	16.40	68	1,111	N/A	12.9%	12/31/2023	13.78	68	931	1.30%	11.5%
12/31/2022	14.52	68	988	N/A	-14.9%	12/31/2022	12.36	85	1,053	1.30%	-16.0%
12/31/2021	17.07	72	1,222	N/A	9.9%	12/31/2021	14.72	132	1,938	1.30%	8.5%
12/31/2020	15.53	63	975	N/A	14.9%	12/31/2020	13.57	92	1,247	1.30%	13.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	2.3%
2023	2.3%
2022	1.7%
2021	1.9%
2020	1.4%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Annuity Unit Trust Fidelity VIP Contrafund Portfolio Initial Class - 03-245

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$12,464,449	$8,221,239	215,118
Receivables: investments sold	-
Payables: investments purchased	(482)
Net assets	$12,463,967

	Net Assets	Units Outstanding	Accumulation Unit Value
Band A	$5,706,954	106,916	$53.38
Band B	6,757,013	144,381	46.80
Total	$12,463,967	251,297

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$22,266
Mortality & expense charges and administrative fees (Band B)			(88,206)
Net investment income (loss)			(65,940)

Gain (loss) on investments:
Net realized gain (loss)			787,128
Realized gain distributions			1,403,751
Net change in unrealized appreciation (depreciation)			1,255,608
Net gain (loss)			3,446,487

Increase (decrease) in net assets from operations			$3,380,547

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(65,940)	$(30,830)
Net realized gain (loss)		787,128	452,714
Realized gain distributions		1,403,751	364,180
Net change in unrealized appreciation (depreciation)		1,255,608	2,161,910

Increase (decrease) in net assets from operations		3,380,547	2,947,974

Contract owner transactions:
Proceeds from units sold		363,512	93,013
Cost of units redeemed		(2,041,863)	(2,373,809)
Account charges		(86,832)	(71,562)
Increase (decrease)		(1,765,183)	(2,352,358)
Net increase (decrease)		1,615,364	595,616
Net assets, beginning		10,848,603	10,252,987
Net assets, ending		$12,463,967	$10,848,603

Units sold		9,226	3,311
Units redeemed		(49,230)	(78,481)
Net increase (decrease)		(40,004)	(75,170)
Units outstanding, beginning		291,301	366,471
Units outstanding, ending		251,297	291,301

* Date of Fund Inception into Variable Account: 4 /30 /1999
Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$76,900,015
Cost of units redeemed			(101,255,803)
Account charges			(4,216,798)
Net investment income (loss)			521,846
Net realized gain (loss)			10,010,482
Realized gain distributions			26,261,015
Net change in unrealized appreciation (depreciation)			4,243,210
Net assets			$12,463,967

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band A						Band B
	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$53.38	107	$5,707	N/A	33.8%	12/31/2024	$46.80	144	$6,757	1.30%	32.1%
12/31/2023	39.90	118	4,699	N/A	33.5%	12/31/2023	35.44	174	6,149	1.30%	31.7%
12/31/2022	29.90	132	3,935	N/A	-26.3%	12/31/2022	26.90	235	6,318	1.30%	-27.3%
12/31/2021	40.57	146	5,906	N/A	27.8%	12/31/2021	36.99	291	10,751	1.30%	26.2%
12/31/2020	31.74	168	5,326	N/A	30.6%	12/31/2020	29.31	331	9,710	1.30%	28.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	0.2%
2023	0.5%
2022	0.4%
2021	0.1%
2020	0.2%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Annuity Unit Trust Fidelity VIP Equity-Income Portfolio Initial Class - 03-205

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$22,364,848	$20,300,316	841,068
Receivables: investments sold	-
Payables: investments purchased	(847)
Net assets	$22,364,001

	Net Assets	Units Outstanding	Accumulation Unit Value
Band A	$2,404,595	91,184	$26.37
Band B	19,959,406	825,003	24.19
Total	$22,364,001	916,187

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$396,736
Mortality & expense charges and administrative fees (Band B)			(278,792)
Net investment income (loss)			117,944

Gain (loss) on investments:
Net realized gain (loss)			586,994
Realized gain distributions			1,308,962
Net change in unrealized appreciation (depreciation)			1,138,768
Net gain (loss)			3,034,724

Increase (decrease) in net assets from operations			$3,152,668

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$117,944	$275,983
Net realized gain (loss)		586,994	185,610
Realized gain distributions		1,308,962	657,370
Net change in unrealized appreciation (depreciation)		1,138,768	755,214

Increase (decrease) in net assets from operations		3,152,668	1,874,177

Contract owner transactions:
Proceeds from units sold		296,190	20,799,537
Cost of units redeemed		(4,612,847)	(2,194,219)
Account charges		(128,057)	(82,302)
Increase (decrease)		(4,444,714)	18,523,016
Net increase (decrease)		(1,292,046)	20,397,193
Net assets, beginning		23,656,047	3,258,854
Net assets, ending		$22,364,001	$23,656,047

Units sold		13,516	1,060,651
Units redeemed		(202,866)	(119,052)
Net increase (decrease)		(189,350)	941,599
Units outstanding, beginning		1,105,537	163,938
Units outstanding, ending		916,187	1,105,537

* Date of Fund Inception into Variable Account: 4 /30 /1999
Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$114,791,308
Cost of units redeemed			(93,843,370)
Account charges			(2,557,357)
Net investment income (loss)			3,638,983
Net realized gain (loss)			(15,043,205)
Realized gain distributions			13,313,110
Net change in unrealized appreciation (depreciation)			2,064,532
Net assets			$22,364,001

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band A						Band B
	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$26.37	91	$2,405	N/A	15.3%	12/31/2024	$24.19	825	$19,959	1.30%	13.9%
12/31/2023	22.86	101	2,318	N/A	10.6%	12/31/2023	21.25	1,004	21,338	1.30%	9.2%
12/31/2022	20.66	57	1,188	N/A	-5.0%	12/31/2022	19.46	106	2,071	1.30%	-6.2%
12/31/2021	21.74	63	1,363	N/A	24.9%	12/31/2021	20.74	147	3,053	1.30%	23.3%
12/31/2020	17.41	71	1,242	N/A	6.7%	12/31/2020	16.82	155	2,615	1.30%	5.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	1.7%
2023	3.3%
2022	1.7%
2021	1.9%
2020	1.6%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Annuity Unit Trust Franklin Small Cap Value VIP Fund 1 Class - 03-906

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$7,913,211	$8,545,550	516,507
Receivables: investments sold	-
Payables: investments purchased	(310)
Net assets	$7,912,901

	Net Assets	Units Outstanding	Accumulation Unit Value
Band A	$536,638	27,214	$19.72
Band B	7,376,263	464,604	15.88
Total	$7,912,901	491,818

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$90,588
Mortality & expense charges and administrative fees (Band B)			(101,415)
Net investment income (loss)			(10,827)

Gain (loss) on investments:
Net realized gain (loss)			(225,831)
Realized gain distributions			178,632
Net change in unrealized appreciation (depreciation)			892,946
Net gain (loss)			845,747

Increase (decrease) in net assets from operations			$834,920

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(10,827)	$(50,110)
Net realized gain (loss)		(225,831)	(784,264)
Realized gain distributions		178,632	450,883
Net change in unrealized appreciation (depreciation)		892,946	1,353,822

Increase (decrease) in net assets from operations		834,920	970,331

Contract owner transactions:
Proceeds from units sold		304,349	151,024
Cost of units redeemed		(1,821,941)	(3,057,134)
Account charges		(40,555)	(48,087)
Increase (decrease)		(1,558,147)	(2,954,197)
Net increase (decrease)		(723,227)	(1,983,866)
Net assets, beginning		8,636,128	10,619,994
Net assets, ending		$7,912,901	$8,636,128

Units sold		20,780	13,209
Units redeemed		(123,576)	(235,294)
Net increase (decrease)		(102,796)	(222,085)
Units outstanding, beginning		594,614	816,699
Units outstanding, ending		491,818	594,614

* Date of Fund Inception into Variable Account: 5 /1 /2008
Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$28,711,069
Cost of units redeemed			(27,993,397)
Account charges			(650,355)
Net investment income (loss)			(263,300)
Net realized gain (loss)			(1,978,308)
Realized gain distributions			10,719,531
Net change in unrealized appreciation (depreciation)			(632,339)
Net assets			$7,912,901

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band A						Band B
	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$19.72	27	$537	N/A	12.0%	12/31/2024	$15.88	465	$7,376	1.30%	10.6%
12/31/2023	17.60	30	528	N/A	13.0%	12/31/2023	14.36	565	8,108	1.30%	11.6%
12/31/2022	15.58	40	620	N/A	-9.8%	12/31/2022	12.87	777	10,000	1.30%	-11.0%
12/31/2021	17.27	40	691	N/A	25.7%	12/31/2021	14.46	849	12,277	1.30%	24.0%
12/31/2020	13.74	29	405	N/A	5.4%	12/31/2020	11.66	557	6,497	1.30%	4.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	1.1%
2023	0.6%
2022	1.2%
2021	1.5%
2020	1.4%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Annuity Unit Trust Templeton Global Bond VIP Fund 1 Class - 03-907

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$276,672	$369,370	22,939
Receivables: investments sold	-
Payables: investments purchased	(14)
Net assets	$276,658

	Net Assets	Units Outstanding	Accumulation Unit Value
Band A	$3,733	543	$6.87
Band B	272,925	49,313	5.53
Total	$276,658	49,856

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$-
Mortality & expense charges and administrative fees (Band B)			(3,982)
Net investment income (loss)			(3,982)

Gain (loss) on investments:
Net realized gain (loss)			(20,897)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(16,532)
Net gain (loss)			(37,429)

Increase (decrease) in net assets from operations			$(41,411)

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(3,982)	$(4,550)
Net realized gain (loss)		(20,897)	(23,352)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		(16,532)	33,264

Increase (decrease) in net assets from operations		(41,411)	5,362

Contract owner transactions:
Proceeds from units sold		27,994	3,988
Cost of units redeemed		(65,340)	(81,588)
Account charges		(614)	(807)
Increase (decrease)		(37,960)	(78,407)
Net increase (decrease)		(79,371)	(73,045)
Net assets, beginning		356,029	429,074
Net assets, ending		$276,658	$356,029

Units sold		4,780	781
Units redeemed		(10,699)	(13,661)
Net increase (decrease)		(5,919)	(12,880)
Units outstanding, beginning		55,775	68,655
Units outstanding, ending		49,856	55,775

* Date of Fund Inception into Variable Account: 5 /1 /2008
Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$6,084,281
Cost of units redeemed			(6,117,694)
Account charges			(94,696)
Net investment income (loss)			721,613
Net realized gain (loss)			(294,314)
Realized gain distributions			70,166
Net change in unrealized appreciation (depreciation)			(92,698)
Net assets			$276,658

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band A						Band B
	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$6.87	1	$4	N/A	-11.1%	12/31/2024	$5.53	49	$273	1.30%	-12.3%
12/31/2023	7.73	3	22	N/A	3.2%	12/31/2023	6.31	53	334	1.30%	1.9%
12/31/2022	7.50	3	22	N/A	-4.8%	12/31/2022	6.19	66	407	1.30%	-6.1%
12/31/2021	7.88	3	25	N/A	-4.6%	12/31/2021	6.59	92	609	1.30%	-5.9%
12/31/2020	8.26	7	61	N/A	-5.1%	12/31/2020	7.00	96	674	1.30%	-6.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	0.0%
2023	0.0%
2022	0.0%
2021	0.0%
2020	8.0%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Annuity Unit Trust Franklin Allocation VIP Fund 1 Class - 03-908

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$83,218	$77,356	15,730
Receivables: investments sold	-
Payables: investments purchased	(1)
Net assets	$83,217

	Net Assets	Units Outstanding	Accumulation Unit Value
Band A	$64,069	5,229	$12.25
Band B	19,148	1,941	9.87
Total	$83,217	7,170

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$1,744
Mortality & expense charges and administrative fees (Band B)			(223)
Net investment income (loss)			1,521

Gain (loss) on investments:
Net realized gain (loss)			(13)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			5,147
Net gain (loss)			5,134

Increase (decrease) in net assets from operations			$6,655

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$1,521	$232
Net realized gain (loss)		(13)	(16,037)
Realized gain distributions		-	488
Net change in unrealized appreciation (depreciation)		5,147	24,634

Increase (decrease) in net assets from operations		6,655	9,317

Contract owner transactions:
Proceeds from units sold		5,183	56,319
Cost of units redeemed		(517)	(57,878)
Account charges		(843)	(672)
Increase (decrease)		3,823	(2,231)
Net increase (decrease)		10,478	7,086
Net assets, beginning		72,739	65,653
Net assets, ending		$83,217	$72,739

Units sold		507	5,372
Units redeemed		(126)	(5,904)
Net increase (decrease)		381	(532)
Units outstanding, beginning		6,789	7,321
Units outstanding, ending		7,170	6,789

* Date of Fund Inception into Variable Account: 5 /1 /2008
Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$818,439
Cost of units redeemed			(906,483)
Account charges			(21,173)
Net investment income (loss)			93,635
Net realized gain (loss)			(57,138)
Realized gain distributions			150,075
Net change in unrealized appreciation (depreciation)			5,862
Net assets			$83,217

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band A						Band B
	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$12.25	5	$64	N/A	9.3%	12/31/2024	$9.87	2	$19	1.30%	7.9%
12/31/2023	11.21	5	58	N/A	14.8%	12/31/2023	9.14	2	15	1.30%	13.3%
12/31/2022	9.76	4	38	N/A	-15.7%	12/31/2022	8.07	3	28	1.30%	-16.8%
12/31/2021	11.58	4	44	N/A	11.8%	12/31/2021	9.69	6	63	1.30%	10.4%
12/31/2020	10.36	4	38	N/A	12.2%	12/31/2020	8.78	13	117	1.30%	10.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	2.2%
2023	0.7%
2022	2.1%
2021	1.9%
2020	1.5%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Annuity Unit Trust Templeton Foreign VIP Fund 2 Class - 03-909

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$151,916	$141,416	11,039
Receivables: investments sold	-
Payables: investments purchased	(4)
Net assets	$151,912

	Net Assets	Units Outstanding	Accumulation Unit Value
Band A	$10,577	974	$10.86
Band B	141,335	15,956	8.86
Total	$151,912	16,930

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$4,288
Mortality & expense charges and administrative fees (Band B)			(2,008)
Net investment income (loss)			2,280

Gain (loss) on investments:
Net realized gain (loss)			4,033
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(9,866)
Net gain (loss)			(5,833)

Increase (decrease) in net assets from operations			$(3,553)

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$2,280	$5,467
Net realized gain (loss)		4,033	3,402
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		(9,866)	32,324

Increase (decrease) in net assets from operations		(3,553)	41,193

Contract owner transactions:
Proceeds from units sold		4,645	1,632
Cost of units redeemed		(45,281)	(119,442)
Account charges		(450)	(540)
Increase (decrease)		(41,086)	(118,350)
Net increase (decrease)		(44,639)	(77,157)
Net assets, beginning		196,551	273,708
Net assets, ending		$151,912	$196,551

Units sold		490	197
Units redeemed		(4,798)	(14,371)
Net increase (decrease)		(4,308)	(14,174)
Units outstanding, beginning		21,238	35,412
Units outstanding, ending		16,930	21,238

* Date of Fund Inception into Variable Account: 5 /1 /2009
Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$61,578,755
Cost of units redeemed			(73,888,549)
Account charges			(1,886,053)
Net investment income (loss)			2,136,671
Net realized gain (loss)			11,011,414
Realized gain distributions			1,189,174
Net change in unrealized appreciation (depreciation)			10,500
Net assets			$151,912

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band A						Band B
	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$10.86	1	$11	N/A	-1.0%	12/31/2024	$8.86	16	$141	1.30%	-2.3%
12/31/2023	10.97	2	23	N/A	20.8%	12/31/2023	9.06	19	173	1.30%	19.2%
12/31/2022	9.08	3	27	N/A	-7.6%	12/31/2022	7.60	32	247	1.30%	-8.8%
12/31/2021	9.83	3	31	N/A	4.2%	12/31/2021	8.34	45	377	1.30%	2.8%
12/31/2020	9.44	4	34	N/A	-1.2%	12/31/2020	8.11	48	386	1.30%	-2.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	2.5%
2023	3.6%
2022	3.1%
2021	1.9%
2020	3.3%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Annuity Unit Trust Goldman Sachs VIT Government Money Market Fund Service Class - 03-CGK

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$5,773,907	$5,773,906	5,773,716
Receivables: investments sold	-
Payables: investments purchased	(190)
Net assets	$5,773,717

	Net Assets	Units Outstanding	Accumulation Unit Value
Band A	$1,509,826	260,259	$5.80
Band B	4,263,891	826,854	5.16
Total	$5,773,717	1,087,113

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$290,478
Mortality & expense charges and administrative fees (Band B)			(60,017)
Net investment income (loss)			230,461

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$230,461

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$230,461	$302,080
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	2

Increase (decrease) in net assets from operations		230,461	302,082

Contract owner transactions:
Proceeds from units sold		3,342,675	2,415,699
Cost of units redeemed		(3,909,461)	(8,415,164)
Account charges		(36,196)	(50,975)
Increase (decrease)		(602,982)	(6,050,440)
Net increase (decrease)		(372,521)	(5,748,358)
Net assets, beginning		6,146,238	11,894,596
Net assets, ending		$5,773,717	$6,146,238

Units sold		695,929	489,307
Units redeemed		(814,749)	(1,724,556)
Net increase (decrease)		(118,820)	(1,235,249)
Units outstanding, beginning		1,205,933	2,441,182
Units outstanding, ending		1,087,113	1,205,933

* Date of Fund Inception into Variable Account: 11 /19 /2015
Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$132,465,328
Cost of units redeemed			(125,854,807)
Account charges			(864,862)
Net investment income (loss)			28,057
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			1
Net assets			$5,773,717

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band A						Band B
	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$5.80	260	$1,510	N/A	4.9%	12/31/2024	$5.16	827	$4,264	1.30%	3.5%
12/31/2023	5.53	255	1,412	N/A	4.8%	12/31/2023	4.98	951	4,734	1.30%	3.4%
12/31/2022	5.28	297	1,567	N/A	1.4%	12/31/2022	4.82	2,144	10,328	1.30%	0.1%
12/31/2021	5.21	325	1,694	N/A	0.0%	12/31/2021	4.81	2,412	11,610	1.30%	-1.3%
12/31/2020	5.21	409	2,127	N/A	0.3%	12/31/2020	4.88	3,274	15,963	1.30%	-1.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	4.9%
2023	4.4%
2022	1.4%
2021	0.0%
2020	0.2%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Annuity Unit Trust Janus Henderson Global Research Portfolio Institutional Class - 03-606

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$3,192,354	$1,838,488	43,970
Receivables: investments sold	-
Payables: investments purchased	(67)
Net assets	$3,192,287

	Net Assets	Units Outstanding	Accumulation Unit Value
Band A	$1,690,145	74,676	$22.63
Band B	1,502,142	65,255	23.02
Total	$3,192,287	139,931

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$23,601
Mortality & expense charges and administrative fees (Band B)			(19,076)
Net investment income (loss)			4,525

Gain (loss) on investments:
Net realized gain (loss)			226,866
Realized gain distributions			100,814
Net change in unrealized appreciation (depreciation)			299,904
Net gain (loss)			627,584

Increase (decrease) in net assets from operations			$632,109

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$4,525	$8,146
Net realized gain (loss)		226,866	130,406
Realized gain distributions		100,814	78,316
Net change in unrealized appreciation (depreciation)		299,904	431,918

Increase (decrease) in net assets from operations		632,109	648,786

Contract owner transactions:
Proceeds from units sold		150,636	8,430
Cost of units redeemed		(501,271)	(377,047)
Account charges		(27,295)	(23,532)
Increase (decrease)		(377,930)	(392,149)
Net increase (decrease)		254,179	256,637
Net assets, beginning		2,938,108	2,681,471
Net assets, ending		$3,192,287	$2,938,108

Units sold		6,750	814
Units redeemed		(24,963)	(24,652)
Net increase (decrease)		(18,213)	(23,838)
Units outstanding, beginning		158,144	181,982
Units outstanding, ending		139,931	158,144

* Date of Fund Inception into Variable Account: 4 /30 /1999
Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$77,830,996
Cost of units redeemed			(76,920,673)
Account charges			(1,855,126)
Net investment income (loss)			1,310,293
Net realized gain (loss)			400,017
Realized gain distributions			1,072,914
Net change in unrealized appreciation (depreciation)			1,353,866
Net assets			$3,192,287

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band A						Band B
	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$22.63	75	$1,690	N/A	23.6%	12/31/2024	$23.02	65	$1,502	1.30%	22.0%
12/31/2023	18.31	83	1,522	N/A	26.8%	12/31/2023	18.87	75	1,416	1.30%	25.1%
12/31/2022	14.45	99	1,431	N/A	-19.4%	12/31/2022	15.08	83	1,251	1.30%	-20.5%
12/31/2021	17.93	104	1,867	N/A	18.1%	12/31/2021	18.96	100	1,887	1.30%	16.6%
12/31/2020	15.18	124	1,886	N/A	20.1%	12/31/2020	16.26	116	1,891	1.30%	18.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	0.8%
2023	0.9%
2022	1.5%
2021	0.5%
2020	0.7%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Annuity Unit Trust Janus Henderson Overseas Portfolio Service Class - 03-609

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$60,218	$53,739	1,440
Receivables: investments sold	-
Payables: investments purchased	(2)
Net assets	$60,216

	Net Assets	Units Outstanding	Accumulation Unit Value
Band A	$2,446	211	$11.59
Band B	57,770	6,111	9.45
Total	$60,216	6,322

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$906
Mortality & expense charges and administrative fees (Band B)			(894)
Net investment income (loss)			12

Gain (loss) on investments:
Net realized gain (loss)			3,505
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			240
Net gain (loss)			3,745

Increase (decrease) in net assets from operations			$3,757

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$12	$145
Net realized gain (loss)		3,505	2,457
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		240	6,568

Increase (decrease) in net assets from operations		3,757	9,170

Contract owner transactions:
Proceeds from units sold		1,767	1,598
Cost of units redeemed		(26,170)	(35,909)
Account charges		(98)	(194)
Increase (decrease)		(24,501)	(34,505)
Net increase (decrease)		(20,744)	(25,335)
Net assets, beginning		80,960	106,295
Net assets, ending		$60,216	$80,960

Units sold		183	181
Units redeemed		(2,685)	(3,922)
Net increase (decrease)		(2,502)	(3,741)
Units outstanding, beginning		8,824	12,565
Units outstanding, ending		6,322	8,824

* Date of Fund Inception into Variable Account: 5 /1 /2009
Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$1,019,543
Cost of units redeemed			(869,189)
Account charges			(17,393)
Net investment income (loss)			24,177
Net realized gain (loss)			(194,031)
Realized gain distributions			90,630
Net change in unrealized appreciation (depreciation)			6,479
Net assets			$60,216

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band A						Band B
	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$11.59	0	$2	N/A	5.6%	12/31/2024	$9.45	6	$58	1.30%	4.2%
12/31/2023	10.98	0	5	N/A	10.6%	12/31/2023	9.07	8	76	1.30%	9.2%
12/31/2022	9.93	1	11	N/A	-8.8%	12/31/2022	8.31	11	95	1.30%	-10.0%
12/31/2021	10.89	1	13	N/A	13.3%	12/31/2021	9.24	14	131	1.30%	11.8%
12/31/2020	9.61	1	12	N/A	16.0%	12/31/2020	8.26	15	127	1.30%	14.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	1.3%
2023	1.3%
2022	1.6%
2021	1.1%
2020	1.1%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Annuity Unit Trust Janus Henderson Mid Cap Value Portfolio Service Class - 03-259

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$414,972	$377,781	23,470
Receivables: investments sold	-
Payables: investments purchased	(12)
Net assets	$414,960

	Net Assets	Units Outstanding	Accumulation Unit Value
Band A	$73,909	3,504	$21.09
Band B	341,051	19,822	17.21
Total	$414,960	23,326

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$3,246
Mortality & expense charges and administrative fees (Band B)			(4,019)
Net investment income (loss)			(773)

Gain (loss) on investments:
Net realized gain (loss)			3,509
Realized gain distributions			19,515
Net change in unrealized appreciation (depreciation)			16,561
Net gain (loss)			39,585

Increase (decrease) in net assets from operations			$38,812

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(773)	$(249)
Net realized gain (loss)		3,509	63
Realized gain distributions		19,515	9,663
Net change in unrealized appreciation (depreciation)		16,561	23,840

Increase (decrease) in net assets from operations		38,812	33,317

Contract owner transactions:
Proceeds from units sold		44,520	160
Cost of units redeemed		(32,397)	(7,064)
Account charges		(1,536)	(1,512)
Increase (decrease)		10,587	(8,416)
Net increase (decrease)		49,399	24,901
Net assets, beginning		365,561	340,660
Net assets, ending		$414,960	$365,561

Units sold		2,501	11
Units redeemed		(2,015)	(580)
Net increase (decrease)		486	(569)
Units outstanding, beginning		22,840	23,409
Units outstanding, ending		23,326	22,840

* Date of Fund Inception into Variable Account: 5 /1 /2009
Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$671,860
Cost of units redeemed			(538,621)
Account charges			(20,726)
Net investment income (loss)			2,672
Net realized gain (loss)			34,506
Realized gain distributions			228,078
Net change in unrealized appreciation (depreciation)			37,191
Net assets			$414,960

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band A						Band B
	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$21.09	4	$74	N/A	12.8%	12/31/2024	$17.21	20	$341	1.30%	11.3%
12/31/2023	18.70	4	73	N/A	11.1%	12/31/2023	15.45	19	293	1.30%	9.7%
12/31/2022	16.83	4	66	N/A	-5.8%	12/31/2022	14.09	19	274	1.30%	-7.0%
12/31/2021	17.86	4	72	N/A	19.4%	12/31/2021	15.15	22	335	1.30%	17.9%
12/31/2020	14.96	6	86	N/A	-1.2%	12/31/2020	12.85	22	287	1.30%	-2.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	0.8%
2023	0.9%
2022	1.1%
2021	0.3%
2020	1.0%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Annuity Unit Trust Janus Henderson Balanced Portfolio Service Class - 03-611

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$8,476,615	$5,563,373	155,841
Receivables: investments sold	-
Payables: investments purchased	(336)
Net assets	$8,476,279

	Net Assets	Units Outstanding	Accumulation Unit Value
Band A	$3,345,129	314,343	$10.64
Band B	5,131,150	535,454	9.58
Total	$8,476,279	849,797

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$152,007
Mortality & expense charges and administrative fees (Band B)			(73,337)
Net investment income (loss)			78,670

Gain (loss) on investments:
Net realized gain (loss)			668,288
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			456,937
Net gain (loss)			1,125,225

Increase (decrease) in net assets from operations			$1,203,895

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$78,670	$81,438
Net realized gain (loss)		668,288	339,143
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		456,937	750,521

Increase (decrease) in net assets from operations		1,203,895	1,171,102

Contract owner transactions:
Proceeds from units sold		203,892	132,069
Cost of units redeemed		(1,827,249)	(1,344,931)
Account charges		(61,170)	(58,771)
Increase (decrease)		(1,684,527)	(1,271,633)
Net increase (decrease)		(480,632)	(100,531)
Net assets, beginning		8,956,911	9,057,442
Net assets, ending		$8,476,279	$8,956,911

Units sold		23,739	18,270
Units redeemed		(201,343)	(180,529)
Net increase (decrease)		(177,604)	(162,259)
Units outstanding, beginning		1,027,401	1,189,660
Units outstanding, ending		849,797	1,027,401

* Date of Fund Inception into Variable Account: 10 /21 /2016
Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$17,381,139
Cost of units redeemed			(16,904,156)
Account charges			(628,124)
Net investment income (loss)			743,870
Net realized gain (loss)			3,702,743
Realized gain distributions			1,267,565
Net change in unrealized appreciation (depreciation)			2,913,242
Net assets			$8,476,279

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band A						Band B
	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$10.64	314	$3,345	N/A	15.1%	12/31/2024	$9.58	535	$5,131	1.30%	13.7%
12/31/2023	9.24	363	3,356	N/A	15.1%	12/31/2023	8.43	664	5,601	1.30%	13.7%
12/31/2022	8.03	381	3,055	N/A	-16.6%	12/31/2022	7.42	809	6,002	1.30%	-17.7%
12/31/2021	9.63	442	4,259	N/A	16.9%	12/31/2021	9.01	1,021	9,205	1.30%	15.4%
12/31/2020	8.23	543	4,469	N/A	14.0%	12/31/2020	7.81	1,162	9,080	1.30%	12.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	1.7%
2023	1.7%
2022	1.0%
2021	0.9%
2020	2.0%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Annuity Unit Trust Janus Henderson Flexible Bond Portfolio Institutional Class - 03-607

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$13,621,659	$15,971,769	1,397,037
Receivables: investments sold	-
Payables: investments purchased	(544)
Net assets	$13,621,115

	Net Assets	Units Outstanding	Accumulation Unit Value
Band A	$1,132,891	77,124	$14.69
Band B	12,488,224	1,432,731	8.72
Total	$13,621,115	1,509,855

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$707,454
Mortality & expense charges and administrative fees (Band B)			(172,242)
Net investment income (loss)			535,212

Gain (loss) on investments:
Net realized gain (loss)			(497,467)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			90,197
Net gain (loss)			(407,270)

Increase (decrease) in net assets from operations			$127,942

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$535,212	$466,502
Net realized gain (loss)		(497,467)	(516,965)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		90,197	662,540

Increase (decrease) in net assets from operations		127,942	612,077

Contract owner transactions:
Proceeds from units sold		1,305,147	1,524,566
Cost of units redeemed		(2,625,634)	(2,339,340)
Account charges		(81,447)	(87,040)
Increase (decrease)		(1,401,934)	(901,814)
Net increase (decrease)		(1,273,992)	(289,737)
Net assets, beginning		14,895,107	15,184,844
Net assets, ending		$13,621,115	$14,895,107

Units sold		159,340	182,454
Units redeemed		(309,971)	(285,937)
Net increase (decrease)		(150,631)	(103,483)
Units outstanding, beginning		1,660,486	1,763,969
Units outstanding, ending		1,509,855	1,660,486

* Date of Fund Inception into Variable Account: 4 /30 /1999
Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$252,263,580
Cost of units redeemed			(271,298,792)
Account charges			(8,234,297)
Net investment income (loss)			34,563,897
Net realized gain (loss)			1,907,417
Realized gain distributions			6,769,420
Net change in unrealized appreciation (depreciation)			(2,350,110)
Net assets			$13,621,115

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band A						Band B
	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$14.69	77	$1,133	N/A	2.0%	12/31/2024	$8.72	1,433	$12,488	1.30%	0.6%
12/31/2023	14.41	89	1,286	N/A	5.5%	12/31/2023	8.66	1,571	13,609	1.30%	4.1%
12/31/2022	13.66	96	1,315	N/A	-13.7%	12/31/2022	8.32	1,668	13,870	1.30%	-14.8%
12/31/2021	15.82	108	1,701	N/A	-0.9%	12/31/2021	9.76	1,994	19,455	1.30%	-2.2%
12/31/2020	15.96	112	1,788	N/A	10.5%	12/31/2020	9.98	1,583	15,790	1.30%	9.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	5.0%
2023	4.3%
2022	2.5%
2021	3.1%
2020	2.8%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Annuity Unit Trust Janus Henderson Forty Portfolio Institutional Class - 03-602

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$865,844	$660,324	15,089
Receivables: investments sold	-
Payables: investments purchased	(29)
Net assets	$865,815

	Net Assets	Units Outstanding	Accumulation Unit Value
Band A	$65,698	2,166	$30.33
Band B	800,117	32,762	24.42
Total	$865,815	34,928

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$960
Mortality & expense charges and administrative fees (Band B)			(10,284)
Net investment income (loss)			(9,324)

Gain (loss) on investments:
Net realized gain (loss)			29,594
Realized gain distributions			50,177
Net change in unrealized appreciation (depreciation)			134,069
Net gain (loss)			213,840

Increase (decrease) in net assets from operations			$204,516

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(9,324)	$(7,288)
Net realized gain (loss)		29,594	(18,935)
Realized gain distributions		50,177	-
Net change in unrealized appreciation (depreciation)		134,069	268,315

Increase (decrease) in net assets from operations		204,516	242,092

Contract owner transactions:
Proceeds from units sold		4,071	2,661
Cost of units redeemed		(133,935)	(175,212)
Account charges		(1,438)	(1,839)
Increase (decrease)		(131,302)	(174,390)
Net increase (decrease)		73,214	67,702
Net assets, beginning		792,601	724,899
Net assets, ending		$865,815	$792,601

Units sold		186	1,265
Units redeemed		(5,577)	(12,122)
Net increase (decrease)		(5,391)	(10,857)
Units outstanding, beginning		40,319	51,176
Units outstanding, ending		34,928	40,319

* Date of Fund Inception into Variable Account: 5 /1 /2008
Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$3,195,673
Cost of units redeemed			(3,874,350)
Account charges			(54,372)
Net investment income (loss)			(79,237)
Net realized gain (loss)			412,332
Realized gain distributions			1,060,249
Net change in unrealized appreciation (depreciation)			205,520
Net assets			$865,815

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band A						Band B
	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$30.33	2	$66	N/A	28.5%	12/31/2024	$24.42	33	$800	1.30%	26.8%
12/31/2023	23.61	4	87	N/A	40.0%	12/31/2023	19.26	37	705	1.30%	38.2%
12/31/2022	16.87	4	66	N/A	-33.6%	12/31/2022	13.94	47	659	1.30%	-34.4%
12/31/2021	25.39	4	111	N/A	22.9%	12/31/2021	21.25	54	1,151	1.30%	21.3%
12/31/2020	20.66	5	108	N/A	39.4%	12/31/2020	17.52	67	1,181	1.30%	37.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	0.1%
2023	0.2%
2022	0.2%
2021	0.6%
2020	0.7%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Annuity Unit Trust Neuberger Berman AMT Mid Cap Growth Portfolio Service Class - 03-866

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$364,840	$334,483	13,704
Receivables: investments sold	-
Payables: investments purchased	(12)
Net assets	$364,828

	Net Assets	Units Outstanding	Accumulation Unit Value
Band A	$50,242	1,449	$34.67
Band B	314,586	11,122	28.28
Total	$364,828	12,571

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$-
Mortality & expense charges and administrative fees (Band B)			(4,550)
Net investment income (loss)			(4,550)

Gain (loss) on investments:
Net realized gain (loss)			6,293
Realized gain distributions			23,052
Net change in unrealized appreciation (depreciation)			55,122
Net gain (loss)			84,467

Increase (decrease) in net assets from operations			$79,917

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(4,550)	$(5,152)
Net realized gain (loss)		6,293	(32,551)
Realized gain distributions		23,052	-
Net change in unrealized appreciation (depreciation)		55,122	110,429

Increase (decrease) in net assets from operations		79,917	72,726

Contract owner transactions:
Proceeds from units sold		2,279	3,584
Cost of units redeemed		(132,984)	(197,054)
Account charges		(979)	(931)
Increase (decrease)		(131,684)	(194,401)
Net increase (decrease)		(51,767)	(121,675)
Net assets, beginning		416,595	538,270
Net assets, ending		$364,828	$416,595

Units sold		85	162
Units redeemed		(5,151)	(9,265)
Net increase (decrease)		(5,066)	(9,103)
Units outstanding, beginning		17,637	26,740
Units outstanding, ending		12,571	17,637

* Date of Fund Inception into Variable Account: 5 /1 /2009
Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$2,251,156
Cost of units redeemed			(2,714,593)
Account charges			(36,898)
Net investment income (loss)			(117,931)
Net realized gain (loss)			157,868
Realized gain distributions			794,869
Net change in unrealized appreciation (depreciation)			30,357
Net assets			$364,828

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band A						Band B
	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$34.67	1	$50	N/A	23.8%	12/31/2024	$28.28	11	$315	1.30%	22.2%
12/31/2023	28.02	2	47	N/A	18.0%	12/31/2023	23.15	16	369	1.30%	16.4%
12/31/2022	23.75	2	40	N/A	-28.8%	12/31/2022	19.89	25	498	1.30%	-29.7%
12/31/2021	33.37	1	48	N/A	12.7%	12/31/2021	28.30	30	857	1.30%	11.3%
12/31/2020	29.60	2	53	N/A	39.7%	12/31/2020	25.44	39	994	1.30%	37.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	0.0%
2023	0.0%
2022	0.0%
2021	0.0%
2020	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Annuity Unit Trust Neuberger Berman Mid Cap Intrinsic Value Portfolio I Class - 03-870

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$335,064	$321,119	20,318
Receivables: investments sold	-
Payables: investments purchased	(7)
Net assets	$335,057

	Net Assets	Units Outstanding	Accumulation Unit Value
Band A	$115,745	3,832	$30.20
Band B	219,312	9,585	22.88
Total	$335,057	13,417

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$2,485
Mortality & expense charges and administrative fees (Band B)			(3,698)
Net investment income (loss)			(1,213)

Gain (loss) on investments:
Net realized gain (loss)			6,207
Realized gain distributions			11,197
Net change in unrealized appreciation (depreciation)			15,930
Net gain (loss)			33,334

Increase (decrease) in net assets from operations			$32,121

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(1,213)	$310
Net realized gain (loss)		6,207	(1,181)
Realized gain distributions		11,197	21,083
Net change in unrealized appreciation (depreciation)		15,930	17,950

Increase (decrease) in net assets from operations		32,121	38,162

Contract owner transactions:
Proceeds from units sold		4,768	60,908
Cost of units redeemed		(125,651)	(84,450)
Account charges		(1,658)	(1,528)
Increase (decrease)		(122,541)	(25,070)
Net increase (decrease)		(90,420)	13,092
Net assets, beginning		425,477	412,385
Net assets, ending		$335,057	$425,477

Units sold		193	2,438
Units redeemed		(5,551)	(3,737)
Net increase (decrease)		(5,358)	(1,299)
Units outstanding, beginning		18,775	20,074
Units outstanding, ending		13,417	18,775

* Date of Fund Inception into Variable Account: 5 /1 /2003
Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$23,063,304
Cost of units redeemed			(26,043,580)
Account charges			(340,829)
Net investment income (loss)			(262,203)
Net realized gain (loss)			1,997,561
Realized gain distributions			1,906,859
Net change in unrealized appreciation (depreciation)			13,945
Net assets			$335,057

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band A						Band B
	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$30.20	4	$116	N/A	8.8%	12/31/2024	$22.88	10	$219	1.30%	7.4%
12/31/2023	27.76	4	110	N/A	11.0%	12/31/2023	21.30	15	316	1.30%	9.6%
12/31/2022	25.01	4	99	N/A	-9.8%	12/31/2022	19.44	16	313	1.30%	-10.9%
12/31/2021	27.71	4	124	N/A	32.8%	12/31/2021	21.82	18	394	1.30%	31.1%
12/31/2020	20.87	4	87	N/A	-2.6%	12/31/2020	16.65	20	328	1.30%	-3.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	0.7%
2023	1.0%
2022	0.6%
2021	0.6%
2020	0.9%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Annuity Unit Trust Neuberger Berman Short Duration Bond Portfolio I Class - 03-875

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$371,886	$400,126	38,495
Receivables: investments sold	-
Payables: investments purchased	(11)
Net assets	$371,875

	Net Assets	Units Outstanding	Accumulation Unit Value
Band A	$39,256	5,336	$7.36
Band B	332,619	59,922	5.55
Total	$371,875	65,258

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$21,092
Mortality & expense charges and administrative fees (Band B)			(4,647)
Net investment income (loss)			16,445

Gain (loss) on investments:
Net realized gain (loss)			(3,324)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			5,677
Net gain (loss)			2,353

Increase (decrease) in net assets from operations			$18,798

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$16,445	$13,422
Net realized gain (loss)		(3,324)	(868)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		5,677	5,513

Increase (decrease) in net assets from operations		18,798	18,067

Contract owner transactions:
Proceeds from units sold		8,314	2,412
Cost of units redeemed		(57,695)	(4,983)
Account charges		(682)	(689)
Increase (decrease)		(50,063)	(3,260)
Net increase (decrease)		(31,265)	14,807
Net assets, beginning		403,140	388,333
Net assets, ending		$371,875	$403,140

Units sold		1,516	468
Units redeemed		(10,640)	(1,039)
Net increase (decrease)		(9,124)	(571)
Units outstanding, beginning		74,382	74,953
Units outstanding, ending		65,258	74,382

* Date of Fund Inception into Variable Account: 5 /1 /2003
Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$97,700,302
Cost of units redeemed			(96,975,529)
Account charges			(1,311,520)
Net investment income (loss)			2,331,304
Net realized gain (loss)			(1,344,442)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(28,240)
Net assets			$371,875

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band A						Band B
	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$7.36	5	$39	N/A	6.1%	12/31/2024	$5.55	60	$333	1.30%	4.7%
12/31/2023	6.93	5	38	N/A	5.9%	12/31/2023	5.30	69	366	1.30%	4.5%
12/31/2022	6.55	6	37	N/A	-5.2%	12/31/2022	5.07	69	352	1.30%	-6.4%
12/31/2021	6.91	6	40	N/A	0.7%	12/31/2021	5.42	72	392	1.30%	-0.6%
12/31/2020	6.86	7	46	N/A	3.5%	12/31/2020	5.45	81	440	1.30%	2.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	5.4%
2023	4.6%
2022	3.8%
2021	2.5%
2020	1.8%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Annuity Unit Trust Pioneer Select Mid Cap Growth VCT Portfolio I Class - 03-597

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,769,044	$1,600,261	64,821
Receivables: investments sold	-
Payables: investments purchased	(47)
Net assets	$1,768,997

	Net Assets	Units Outstanding	Accumulation Unit Value
Band A	$841,438	23,155	$36.34
Band B	927,559	27,389	33.87
Total	$1,768,997	50,544

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$-
Mortality & expense charges and administrative fees (Band B)			(12,594)
Net investment income (loss)			(12,594)

Gain (loss) on investments:
Net realized gain (loss)			2,374
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			398,816
Net gain (loss)			401,190

Increase (decrease) in net assets from operations			$388,596

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(12,594)	$(11,104)
Net realized gain (loss)		2,374	(35,883)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		398,816	341,876

Increase (decrease) in net assets from operations		388,596	294,889

Contract owner transactions:
Proceeds from units sold		19,072	69,259
Cost of units redeemed		(500,058)	(123,346)
Account charges		(16,183)	(15,434)
Increase (decrease)		(497,169)	(69,521)
Net increase (decrease)		(108,573)	225,368
Net assets, beginning		1,877,570	1,652,202
Net assets, ending		$1,768,997	$1,877,570

Units sold		610	2,861
Units redeemed		(15,914)	(5,417)
Net increase (decrease)		(15,304)	(2,556)
Units outstanding, beginning		65,848	68,404
Units outstanding, ending		50,544	65,848

* Date of Fund Inception into Variable Account: 4 /30 /1999
Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$17,931,707
Cost of units redeemed			(21,185,955)
Account charges			(886,787)
Net investment income (loss)			(384,641)
Net realized gain (loss)			1,889,999
Realized gain distributions			4,235,891
Net change in unrealized appreciation (depreciation)			168,783
Net assets			$1,768,997

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band A						Band B
	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$36.34	23	$841	N/A	23.9%	12/31/2024	$33.87	27	$928	1.30%	22.3%
12/31/2023	29.32	33	977	N/A	18.8%	12/31/2023	27.69	33	900	1.30%	17.2%
12/31/2022	24.69	34	848	N/A	-31.1%	12/31/2022	23.61	34	804	1.30%	-31.9%
12/31/2021	35.81	37	1,341	N/A	8.1%	12/31/2021	34.70	37	1,283	1.30%	6.7%
12/31/2020	33.14	42	1,393	N/A	39.2%	12/31/2020	32.53	47	1,516	1.30%	37.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	0.0%
2023	0.0%
2022	0.0%
2021	0.0%
2020	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Annuity Unit Trust Pioneer Equity Income VCT Portfolio II Class - 03-598

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$166,261	$211,020	12,473
Receivables: investments sold	-
Payables: investments purchased	(105)
Net assets	$166,156

	Net Assets	Units Outstanding	Accumulation Unit Value
Band A	$22,476	840	$26.76
Band B	143,680	6,583	21.83
Total	$166,156	7,423

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$3,269
Mortality & expense charges and administrative fees (Band B)			(1,893)
Net investment income (loss)			1,376

Gain (loss) on investments:
Net realized gain (loss)			(8,002)
Realized gain distributions			31,027
Net change in unrealized appreciation (depreciation)			(8,659)
Net gain (loss)			14,366

Increase (decrease) in net assets from operations			$15,742

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$1,376	$987
Net realized gain (loss)		(8,002)	(5,181)
Realized gain distributions		31,027	12,918
Net change in unrealized appreciation (depreciation)		(8,659)	1,145

Increase (decrease) in net assets from operations		15,742	9,869

Contract owner transactions:
Proceeds from units sold		1,280	518
Cost of units redeemed		(22,463)	(12,640)
Account charges		(314)	(317)
Increase (decrease)		(21,497)	(12,439)
Net increase (decrease)		(5,755)	(2,570)
Net assets, beginning		171,911	174,481
Net assets, ending		$166,156	$171,911

Units sold		57	28
Units redeemed		(1,026)	(620)
Net increase (decrease)		(969)	(592)
Units outstanding, beginning		8,392	8,984
Units outstanding, ending		7,423	8,392

* Date of Fund Inception into Variable Account: 5 /1 /2009
Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$747,796
Cost of units redeemed			(803,606)
Account charges			(9,744)
Net investment income (loss)			25,232
Net realized gain (loss)			(66,052)
Realized gain distributions			317,289
Net change in unrealized appreciation (depreciation)			(44,759)
Net assets			$166,156

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band A						Band B
	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$26.76	1	$22	N/A	11.0%	12/31/2024	$21.83	7	$144	1.30%	9.5%
12/31/2023	24.11	1	27	N/A	7.2%	12/31/2023	19.93	7	145	1.30%	5.8%
12/31/2022	22.50	1	32	N/A	-7.9%	12/31/2022	18.84	8	142	1.30%	-9.1%
12/31/2021	24.44	2	43	N/A	25.3%	12/31/2021	20.73	10	201	1.30%	23.7%
12/31/2020	19.50	2	40	N/A	-0.3%	12/31/2020	16.76	15	246	1.30%	-1.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	1.9%
2023	1.6%
2022	1.4%
2021	1.2%
2020	2.1%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Annuity Unit Trust Pioneer Bond VCT Portfolio I Class - 03-CPG

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$2,030,751	$2,328,405	216,958
Receivables: investments sold	-
Payables: investments purchased	(18)
Net assets	$2,030,733

	Net Assets	Units Outstanding	Accumulation Unit Value
Band A	$767,611	131,632	$5.83
Band B	1,263,122	240,542	5.25
Total	$2,030,733	372,174

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$99,693
Mortality & expense charges and administrative fees (Band B)			(17,798)
Net investment income (loss)			81,895

Gain (loss) on investments:
Net realized gain (loss)			(80,283)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			49,484
Net gain (loss)			(30,799)

Increase (decrease) in net assets from operations			$51,096

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$81,895	$76,704
Net realized gain (loss)		(80,283)	(44,843)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		49,484	110,613

Increase (decrease) in net assets from operations		51,096	142,474

Contract owner transactions:
Proceeds from units sold		71,578	67,716
Cost of units redeemed		(516,896)	(211,549)
Account charges		(14,927)	(16,426)
Increase (decrease)		(460,245)	(160,259)
Net increase (decrease)		(409,149)	(17,785)
Net assets, beginning		2,439,882	2,457,667
Net assets, ending		$2,030,733	$2,439,882

Units sold		13,486	13,849
Units redeemed		(97,436)	(45,775)
Net increase (decrease)		(83,950)	(31,926)
Units outstanding, beginning		456,124	488,050
Units outstanding, ending		372,174	456,124

* Date of Fund Inception into Variable Account: 10 /21 /2016
Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$32,895,281
Cost of units redeemed			(32,854,919)
Account charges			(587,894)
Net investment income (loss)			1,913,830
Net realized gain (loss)			652,711
Realized gain distributions			309,378
Net change in unrealized appreciation (depreciation)			(297,654)
Net assets			$2,030,733

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band A						Band B
	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$5.83	132	$768	N/A	3.2%	12/31/2024	$5.25	241	$1,263	1.30%	1.8%
12/31/2023	5.65	177	1,000	N/A	7.0%	12/31/2023	5.16	279	1,440	1.30%	5.6%
12/31/2022	5.28	185	978	N/A	-14.2%	12/31/2022	4.88	303	1,479	1.30%	-15.3%
12/31/2021	6.16	211	1,297	N/A	0.4%	12/31/2021	5.77	412	2,379	1.30%	-0.9%
12/31/2020	6.14	381	2,340	N/A	8.7%	12/31/2020	5.82	2,656	15,459	1.30%	7.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	4.5%
2023	3.9%
2022	2.3%
2021	2.1%
2020	3.0%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Annuity Unit Trust Pioneer Equity Income VCT Portfolio I Class - 03-CPF

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$6,807,928	$9,265,272	526,114
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$6,807,928

	Net Assets	Units Outstanding	Accumulation Unit Value
Band A	$2,602,723	283,131	$9.19
Band B	4,205,205	508,008	8.28
Total	$6,807,928	791,139

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$168,964
Mortality & expense charges and administrative fees (Band B)			(58,786)
Net investment income (loss)			110,178

Gain (loss) on investments:
Net realized gain (loss)			(1,063,887)
Realized gain distributions			1,483,434
Net change in unrealized appreciation (depreciation)			216,262
Net gain (loss)			635,809

Increase (decrease) in net assets from operations			$745,987

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$110,178	$92,424
Net realized gain (loss)		(1,063,887)	(2,490,852)
Realized gain distributions		1,483,434	632,228
Net change in unrealized appreciation (depreciation)		216,262	2,338,878

Increase (decrease) in net assets from operations		745,987	572,678

Contract owner transactions:
Proceeds from units sold		102,559	138,236
Cost of units redeemed		(2,149,300)	(7,370,569)
Account charges		(53,192)	(70,582)
Increase (decrease)		(2,099,933)	(7,302,915)
Net increase (decrease)		(1,353,946)	(6,730,237)
Net assets, beginning		8,161,874	14,892,111
Net assets, ending		$6,807,928	$8,161,874

Units sold		12,668	21,029
Units redeemed		(262,920)	(1,034,734)
Net increase (decrease)		(250,252)	(1,013,705)
Units outstanding, beginning		1,041,391	2,055,096
Units outstanding, ending		791,139	1,041,391

* Date of Fund Inception into Variable Account: 10 /21 /2016
Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$32,340,925
Cost of units redeemed			(32,974,505)
Account charges			(847,498)
Net investment income (loss)			1,573,259
Net realized gain (loss)			(9,970,704)
Realized gain distributions			19,143,795
Net change in unrealized appreciation (depreciation)			(2,457,344)
Net assets			$6,807,928

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band A						Band B
	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$9.19	283	$2,603	N/A	11.3%	12/31/2024	$8.28	508	$4,205	1.30%	9.8%
12/31/2023	8.26	430	3,553	N/A	7.5%	12/31/2023	7.54	611	4,608	1.30%	6.1%
12/31/2022	7.69	496	3,815	N/A	-7.8%	12/31/2022	7.11	1,559	11,077	1.30%	-8.9%
12/31/2021	8.33	553	4,611	N/A	25.7%	12/31/2021	7.80	2,091	16,319	1.30%	24.1%
12/31/2020	6.63	602	3,989	N/A	0.0%	12/31/2020	6.29	1,917	12,060	1.30%	-1.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	2.3%
2023	1.6%
2022	1.7%
2021	1.6%
2020	2.4%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Annuity Unit Trust Pioneer Fund VCT Portfolio I Class - 03-596

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,227,884	$1,092,192	66,084
Receivables: investments sold	-
Payables: investments purchased	(25)
Net assets	$1,227,859

	Net Assets	Units Outstanding	Accumulation Unit Value
Band A	$822,135	30,072	$27.34
Band B	405,724	11,853	34.23
Total	$1,227,859	41,925

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$8,379
Mortality & expense charges and administrative fees (Band B)			(4,904)
Net investment income (loss)			3,475

Gain (loss) on investments:
Net realized gain (loss)			9,173
Realized gain distributions			55,022
Net change in unrealized appreciation (depreciation)			153,216
Net gain (loss)			217,411

Increase (decrease) in net assets from operations			$220,886

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$3,475	$3,671
Net realized gain (loss)		9,173	(9,634)
Realized gain distributions		55,022	39,211
Net change in unrealized appreciation (depreciation)		153,216	206,250

Increase (decrease) in net assets from operations		220,886	239,498

Contract owner transactions:
Proceeds from units sold		62,270	5,689
Cost of units redeemed		(99,961)	(56,085)
Account charges		(10,089)	(7,909)
Increase (decrease)		(47,780)	(58,305)
Net increase (decrease)		173,106	181,193
Net assets, beginning		1,054,753	873,560
Net assets, ending		$1,227,859	$1,054,753

Units sold		1,772	285
Units redeemed		(3,601)	(2,698)
Net increase (decrease)		(1,829)	(2,413)
Units outstanding, beginning		43,754	46,167
Units outstanding, ending		41,925	43,754

* Date of Fund Inception into Variable Account: 4 /30 /1999
Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$103,856,294
Cost of units redeemed			(110,563,610)
Account charges			(2,845,881)
Net investment income (loss)			1,002,056
Net realized gain (loss)			(1,142,155)
Realized gain distributions			10,785,463
Net change in unrealized appreciation (depreciation)			135,692
Net assets			$1,227,859

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band A						Band B
	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$27.34	30	$822	N/A	22.7%	12/31/2024	$34.23	12	$406	1.30%	21.1%
12/31/2023	22.29	30	679	N/A	28.9%	12/31/2023	28.27	13	376	1.30%	27.3%
12/31/2022	17.29	31	534	N/A	-19.5%	12/31/2022	22.22	15	340	1.30%	-20.5%
12/31/2021	21.47	31	671	N/A	28.0%	12/31/2021	27.96	22	623	1.30%	26.3%
12/31/2020	16.78	34	577	N/A	24.3%	12/31/2020	22.13	27	603	1.30%	22.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	0.7%
2023	0.9%
2022	0.6%
2021	0.3%
2020	0.7%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Annuity Unit Trust Royce Capital Small-Cap Portfolio Investor Class - 03-750

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$380,099	$365,189	40,346
Receivables: investments sold	-
Payables: investments purchased	(29)
Net assets	$380,070

	Net Assets	Units Outstanding	Accumulation Unit Value
Band A	$5,942	393	$15.12
Band B	374,128	30,733	12.17
Total	$380,070	31,126

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$4,583
Mortality & expense charges and administrative fees (Band B)			(4,932)
Net investment income (loss)			(349)

Gain (loss) on investments:
Net realized gain (loss)			3,762
Realized gain distributions			15,493
Net change in unrealized appreciation (depreciation)			(10,501)
Net gain (loss)			8,754

Increase (decrease) in net assets from operations			$8,405

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(349)	$(1,221)
Net realized gain (loss)		3,762	377
Realized gain distributions		15,493	26,378
Net change in unrealized appreciation (depreciation)		(10,501)	41,441

Increase (decrease) in net assets from operations		8,405	66,975

Contract owner transactions:
Proceeds from units sold		90,363	210
Cost of units redeemed		(49,338)	(38,985)
Account charges		(1,177)	(800)
Increase (decrease)		39,848	(39,575)
Net increase (decrease)		48,253	27,400
Net assets, beginning		331,817	304,417
Net assets, ending		$380,070	$331,817

Units sold		7,744	189
Units redeemed		(4,344)	(4,100)
Net increase (decrease)		3,400	(3,911)
Units outstanding, beginning		27,726	31,637
Units outstanding, ending		31,126	27,726

* Date of Fund Inception into Variable Account: 5 /1 /2008
Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$1,632,701
Cost of units redeemed			(1,691,219)
Account charges			(26,103)
Net investment income (loss)			(38,780)
Net realized gain (loss)			(10,559)
Realized gain distributions			499,120
Net change in unrealized appreciation (depreciation)			14,910
Net assets			$380,070

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band A						Band B
	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$15.12	0	$6	N/A	3.4%	12/31/2024	$12.17	31	$374	1.30%	2.1%
12/31/2023	14.62	0	6	N/A	25.9%	12/31/2023	11.93	27	326	1.30%	24.3%
12/31/2022	11.61	0	5	N/A	-9.2%	12/31/2022	9.60	31	300	1.30%	-10.4%
12/31/2021	12.79	0	5	N/A	28.8%	12/31/2021	10.71	32	343	1.30%	27.2%
12/31/2020	9.93	1	6	N/A	-7.2%	12/31/2020	8.42	41	342	1.30%	-8.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	1.3%
2023	0.8%
2022	0.4%
2021	1.4%
2020	0.8%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Annuity Unit Trust TOPS Managed Risk Balanced ETF Portfolio 2 Class - 03-087

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$274,650	$389,691	19,031
Receivables: investments sold	-
Payables: investments purchased	(8)
Net assets	$274,642

	Net Assets	Units Outstanding	Accumulation Unit Value
Band A	$67,069	3,134	$21.40
Band B	207,573	11,084	18.73
Total	$274,642	14,218

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$7,175
Mortality & expense charges and administrative fees (Band B)			(2,850)
Net investment income (loss)			4,325

Gain (loss) on investments:
Net realized gain (loss)			(15,520)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			24,961
Net gain (loss)			9,441

Increase (decrease) in net assets from operations			$13,766

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$4,325	$(2,248)
Net realized gain (loss)		(15,520)	(68,831)
Realized gain distributions		-	1,334
Net change in unrealized appreciation (depreciation)		24,961	93,848

Increase (decrease) in net assets from operations		13,766	24,103

Contract owner transactions:
Proceeds from units sold		2,527	5,174
Cost of units redeemed		(30,979)	(111,852)
Account charges		(1,247)	(1,836)
Increase (decrease)		(29,699)	(108,514)
Net increase (decrease)		(15,933)	(84,411)
Net assets, beginning		290,575	374,986
Net assets, ending		$274,642	$290,575

Units sold		127	755
Units redeemed		(1,741)	(50,204)
Net increase (decrease)		(1,614)	(49,449)
Units outstanding, beginning		15,832	65,281
Units outstanding, ending		14,218	15,832

* Date of Fund Inception into Variable Account: 9 /26 /2014
Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$902,168
Cost of units redeemed			(719,748)
Account charges			(36,812)
Net investment income (loss)			96,678
Net realized gain (loss)			(74,133)
Realized gain distributions			221,530
Net change in unrealized appreciation (depreciation)			(115,041)
Net assets			$274,642

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band A						Band B
	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$21.40	3	$67	N/A	6.1%	12/31/2024	$18.73	11	$208	1.30%	4.7%
12/31/2023	20.17	3	66	N/A	9.0%	12/31/2023	17.88	13	225	1.30%	7.6%
12/31/2022	18.50	21	132	N/A	-11.8%	12/31/2022	16.62	44	243	1.30%	-13.0%
12/31/2021	20.99	21	149	N/A	8.6%	12/31/2021	19.09	46	294	1.30%	7.2%
12/31/2020	19.33	22	141	N/A	5.9%	12/31/2020	17.82	58	343	1.30%	4.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	2.5%
2023	0.2%
2022	17.5%
2021	1.1%
2020	2.2%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Annuity Unit Trust TOPS Managed Risk Growth ETF Portfolio 2 Class - 03-088

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$186,539	$246,437	14,448
Receivables: investments sold	-
Payables: investments purchased	(6)
Net assets	$186,533

	Net Assets	Units Outstanding	Accumulation Unit Value
Band A	$-	-	$14.79
Band B	186,533	14,410	12.94
Total	$186,533	14,410

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$4,280
Mortality & expense charges and administrative fees (Band B)			(2,442)
Net investment income (loss)			1,838

Gain (loss) on investments:
Net realized gain (loss)			(2,443)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			11,961
Net gain (loss)			9,518

Increase (decrease) in net assets from operations			$11,356

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$1,838	$(1,502)
Net realized gain (loss)		(2,443)	(12,545)
Realized gain distributions		-	277
Net change in unrealized appreciation (depreciation)		11,961	30,322

Increase (decrease) in net assets from operations		11,356	16,552

Contract owner transactions:
Proceeds from units sold		533	1,730
Cost of units redeemed		(4,584)	(22,474)
Account charges		(696)	(760)
Increase (decrease)		(4,747)	(21,504)
Net increase (decrease)		6,609	(4,952)
Net assets, beginning		179,924	184,876
Net assets, ending		$186,533	$179,924

Units sold		42	255
Units redeemed		(409)	(18,727)
Net increase (decrease)		(367)	(18,472)
Units outstanding, beginning		14,777	33,249
Units outstanding, ending		14,410	14,777

* Date of Fund Inception into Variable Account: 9 /26 /2014
Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$1,220,259
Cost of units redeemed			(1,140,763)
Account charges			(19,647)
Net investment income (loss)			36,670
Net realized gain (loss)			9,239
Realized gain distributions			140,673
Net change in unrealized appreciation (depreciation)			(59,898)
Net assets			$186,533

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band A						Band B
	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$14.79	0	$0	N/A	7.7%	12/31/2024	$12.94	14	$187	1.30%	6.3%
12/31/2023	13.73	0	0	N/A	11.1%	12/31/2023	12.18	15	180	1.30%	9.7%
12/31/2022	12.36	1	4	N/A	-13.7%	12/31/2022	11.10	33	181	1.30%	-14.8%
12/31/2021	14.32	1	4	N/A	12.6%	12/31/2021	13.03	25	164	1.30%	11.1%
12/31/2020	12.72	1	5	N/A	5.2%	12/31/2020	11.73	54	315	1.30%	3.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	2.3%
2023	0.5%
2022	9.2%
2021	1.4%
2020	1.7%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Annuity Unit Trust TOPS Managed Risk Moderate Growth ETF Portfolio 2 Class - 03-086

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$902,712	$1,235,049	66,471
Receivables: investments sold	-
Payables: investments purchased	(15)
Net assets	$902,697

	Net Assets	Units Outstanding	Accumulation Unit Value
Band A	$520,753	13,959	$37.31
Band B	381,944	11,700	32.65
Total	$902,697	25,659

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$21,858
Mortality & expense charges and administrative fees (Band B)			(5,061)
Net investment income (loss)			16,797

Gain (loss) on investments:
Net realized gain (loss)			(73,111)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			118,850
Net gain (loss)			45,739

Increase (decrease) in net assets from operations			$62,536

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$16,797	$(2,108)
Net realized gain (loss)		(73,111)	(504,139)
Realized gain distributions		-	2,670
Net change in unrealized appreciation (depreciation)		118,850	607,312

Increase (decrease) in net assets from operations		62,536	103,735

Contract owner transactions:
Proceeds from units sold		2,301	5,957
Cost of units redeemed		(151,463)	(449,161)
Account charges		(8,213)	(10,136)
Increase (decrease)		(157,375)	(453,340)
Net increase (decrease)		(94,839)	(349,605)
Net assets, beginning		997,536	1,347,141
Net assets, ending		$902,697	$997,536

Units sold		62	910
Units redeemed		(4,638)	(195,401)
Net increase (decrease)		(4,576)	(194,491)
Units outstanding, beginning		30,235	224,726
Units outstanding, ending		25,659	30,235

* Date of Fund Inception into Variable Account: 9 /26 /2014
Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$6,524,633
Cost of units redeemed			(6,180,138)
Account charges			(260,137)
Net investment income (loss)			473,307
Net realized gain (loss)			(552,060)
Realized gain distributions			1,229,429
Net change in unrealized appreciation (depreciation)			(332,337)
Net assets			$902,697

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band A						Band B
	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$37.31	14	$521	N/A	7.6%	12/31/2024	$32.65	12	$382	1.30%	6.2%
12/31/2023	34.68	17	600	N/A	10.3%	12/31/2023	30.74	13	398	1.30%	8.9%
12/31/2022	31.43	123	770	N/A	-13.4%	12/31/2022	28.23	102	577	1.30%	-14.5%
12/31/2021	36.27	128	928	N/A	11.1%	12/31/2021	33.00	161	1,063	1.30%	9.6%
12/31/2020	32.66	141	923	N/A	5.9%	12/31/2020	30.10	168	1,011	1.30%	4.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	2.3%
2023	0.3%
2022	13.0%
2021	1.1%
2020	1.9%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Annuity Unit Trust Vanguard VIF Total Bond Market Index Portfolio - 03-121

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$24,096,931	$26,779,154	2,303,628
Receivables: investments sold	-
Payables: investments purchased	(972)
Net assets	$24,095,959

	Net Assets	Units Outstanding	Accumulation Unit Value
Band A	$1,339,388	151,734	$8.83
Band B	22,756,571	3,329,300	6.84
Total	$24,095,959	3,481,034

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$699,941
Mortality & expense charges and administrative fees (Band B)			(313,679)
Net investment income (loss)			386,262

Gain (loss) on investments:
Net realized gain (loss)			(631,330)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			288,409
Net gain (loss)			(342,921)

Increase (decrease) in net assets from operations			$43,341

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$386,262	$386,208
Net realized gain (loss)		(631,330)	(931,733)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		288,409	1,679,032

Increase (decrease) in net assets from operations		43,341	1,133,507

Contract owner transactions:
Proceeds from units sold		2,598,011	749,830
Cost of units redeemed		(4,528,219)	(6,045,657)
Account charges		(140,761)	(159,269)
Increase (decrease)		(2,070,969)	(5,455,096)
Net increase (decrease)		(2,027,628)	(4,321,589)
Net assets, beginning		26,123,587	30,445,176
Net assets, ending		$24,095,959	$26,123,587

Units sold		396,385	126,186
Units redeemed		(690,349)	(938,990)
Net increase (decrease)		(293,964)	(812,804)
Units outstanding, beginning		3,774,998	4,587,802
Units outstanding, ending		3,481,034	3,774,998

* Date of Fund Inception into Variable Account: 4 /29 /2005
Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$176,055,930
Cost of units redeemed			(154,590,207)
Account charges			(4,116,230)
Net investment income (loss)			7,080,076
Net realized gain (loss)			142,528
Realized gain distributions			2,206,085
Net change in unrealized appreciation (depreciation)			(2,682,223)
Net assets			$24,095,959

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band A						Band B
	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$8.83	152	$1,339	N/A	1.2%	12/31/2024	$6.84	3,329	$22,757	1.30%	-0.1%
12/31/2023	8.72	161	1,402	N/A	5.6%	12/31/2023	6.84	3,614	24,722	1.30%	4.2%
12/31/2022	8.26	197	1,627	N/A	-13.2%	12/31/2022	6.56	4,391	28,818	1.30%	-14.3%
12/31/2021	9.52	230	2,187	N/A	-1.7%	12/31/2021	7.66	5,419	41,518	1.30%	-3.0%
12/31/2020	9.68	228	2,204	N/A	7.6%	12/31/2020	7.90	4,487	35,435	1.30%	6.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	2.8%
2023	2.6%
2022	2.1%
2021	1.8%
2020	2.5%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Annuity Unit Trust Vanguard VIF Diversified Value Portfolio - 03-190

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$402,336	$375,025	24,163
Receivables: investments sold	-
Payables: investments purchased	(13)
Net assets	$402,323

	Net Assets	Units Outstanding	Accumulation Unit Value
Band A	$33,352	1,598	$20.87
Band B	368,971	21,956	16.80
Total	$402,323	23,554

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$6,166
Mortality & expense charges and administrative fees (Band B)			(4,742)
Net investment income (loss)			1,424

Gain (loss) on investments:
Net realized gain (loss)			(1,309)
Realized gain distributions			22,291
Net change in unrealized appreciation (depreciation)			26,394
Net gain (loss)			47,376

Increase (decrease) in net assets from operations			$48,800

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$1,424	$1,673
Net realized gain (loss)		(1,309)	(26,664)
Realized gain distributions		22,291	31,332
Net change in unrealized appreciation (depreciation)		26,394	77,843

Increase (decrease) in net assets from operations		48,800	84,184

Contract owner transactions:
Proceeds from units sold		72	31,390
Cost of units redeemed		(71,129)	(340,596)
Account charges		(987)	(1,244)
Increase (decrease)		(72,044)	(310,450)
Net increase (decrease)		(23,244)	(226,266)
Net assets, beginning		425,567	651,833
Net assets, ending		$402,323	$425,567

Units sold		4	2,237
Units redeemed		(4,793)	(25,405)
Net increase (decrease)		(4,789)	(23,168)
Units outstanding, beginning		28,343	51,511
Units outstanding, ending		23,554	28,343

* Date of Fund Inception into Variable Account: 5 /1 /2008
Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$38,942,878
Cost of units redeemed			(55,563,098)
Account charges			(903,621)
Net investment income (loss)			1,184,869
Net realized gain (loss)			14,834,143
Realized gain distributions			1,879,841
Net change in unrealized appreciation (depreciation)			27,311
Net assets			$402,323

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band A						Band B
	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$20.87	2	$33	N/A	14.9%	12/31/2024	$16.80	22	$369	1.30%	13.4%
12/31/2023	18.17	2	30	N/A	20.1%	12/31/2023	14.82	27	396	1.30%	18.6%
12/31/2022	15.12	3	47	N/A	-11.5%	12/31/2022	12.50	48	605	1.30%	-12.6%
12/31/2021	17.09	8	133	N/A	30.5%	12/31/2021	14.30	62	889	1.30%	28.8%
12/31/2020	13.10	7	90	N/A	11.8%	12/31/2020	11.11	79	881	1.30%	10.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	1.5%
2023	1.5%
2022	1.6%
2021	1.2%
2020	2.3%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Annuity Unit Trust Vanguard VIF Mid-Cap Index Portfolio - 03-118

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$7,578,582	$6,028,216	282,350
Receivables: investments sold	-
Payables: investments purchased	(281)
Net assets	$7,578,301

	Net Assets	Units Outstanding	Accumulation Unit Value
Band A	$997,576	31,821	$31.35
Band B	6,580,725	271,095	24.27
Total	$7,578,301	302,916

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$112,578
Mortality & expense charges and administrative fees (Band B)			(88,070)
Net investment income (loss)			24,508

Gain (loss) on investments:
Net realized gain (loss)			233,598
Realized gain distributions			93,824
Net change in unrealized appreciation (depreciation)			649,997
Net gain (loss)			977,419

Increase (decrease) in net assets from operations			$1,001,927

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$24,508	$16,014
Net realized gain (loss)		233,598	39,090
Realized gain distributions		93,824	121,220
Net change in unrealized appreciation (depreciation)		649,997	823,055

Increase (decrease) in net assets from operations		1,001,927	999,379

Contract owner transactions:
Proceeds from units sold		203,700	1,245,345
Cost of units redeemed		(1,480,549)	(1,035,165)
Account charges		(42,093)	(39,967)
Increase (decrease)		(1,318,942)	170,213
Net increase (decrease)		(317,015)	1,169,592
Net assets, beginning		7,895,316	6,725,724
Net assets, ending		$7,578,301	$7,895,316

Units sold		9,282	64,224
Units redeemed		(65,107)	(55,152)
Net increase (decrease)		(55,825)	9,072
Units outstanding, beginning		358,741	349,669
Units outstanding, ending		302,916	358,741

* Date of Fund Inception into Variable Account: 4 /29 /2005
Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$67,107,748
Cost of units redeemed			(76,423,288)
Account charges			(1,984,963)
Net investment income (loss)			103,101
Net realized gain (loss)			2,801,394
Realized gain distributions			14,423,943
Net change in unrealized appreciation (depreciation)			1,550,366
Net assets			$7,578,301

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band A						Band B
	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$31.35	32	$998	N/A	15.1%	12/31/2024	$24.27	271	$6,581	1.30%	13.6%
12/31/2023	27.24	39	1,060	N/A	15.8%	12/31/2023	21.37	320	6,836	1.30%	14.3%
12/31/2022	23.52	39	925	N/A	-18.8%	12/31/2022	18.69	310	5,801	1.30%	-19.9%
12/31/2021	28.97	43	1,243	N/A	24.4%	12/31/2021	23.33	412	9,614	1.30%	22.8%
12/31/2020	23.30	58	1,356	N/A	18.1%	12/31/2020	19.00	677	12,874	1.30%	16.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	1.5%
2023	1.3%
2022	1.1%
2021	1.4%
2020	1.4%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Annuity Unit Trust Vanguard VIF Small Company Growth Portfolio - 03-119

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,407,862	$1,256,239	72,155
Receivables: investments sold	-
Payables: investments purchased	(95)
Net assets	$1,407,767

	Net Assets	Units Outstanding	Accumulation Unit Value
Band A	$562,982	18,421	$30.56
Band B	844,785	35,699	23.66
Total	$1,407,767	54,120

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$7,432
Mortality & expense charges and administrative fees (Band B)			(10,759)
Net investment income (loss)			(3,327)

Gain (loss) on investments:
Net realized gain (loss)			10,498
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			129,452
Net gain (loss)			139,950

Increase (decrease) in net assets from operations			$136,623

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(3,327)	$(4,318)
Net realized gain (loss)		10,498	(3,536)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		129,452	225,238

Increase (decrease) in net assets from operations		136,623	217,384

Contract owner transactions:
Proceeds from units sold		100,910	13,121
Cost of units redeemed		(97,625)	(252,456)
Account charges		(7,766)	(7,341)
Increase (decrease)		(4,481)	(246,676)
Net increase (decrease)		132,142	(29,292)
Net assets, beginning		1,275,625	1,304,917
Net assets, ending		$1,407,767	$1,275,625

Units sold		4,528	702
Units redeemed		(4,290)	(13,063)
Net increase (decrease)		238	(12,361)
Units outstanding, beginning		53,882	66,243
Units outstanding, ending		54,120	53,882

* Date of Fund Inception into Variable Account: 4 /29 /2005
Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$40,978,506
Cost of units redeemed			(43,371,892)
Account charges			(578,535)
Net investment income (loss)			(636,149)
Net realized gain (loss)			(3,645,427)
Realized gain distributions			8,509,641
Net change in unrealized appreciation (depreciation)			151,623
Net assets			$1,407,767

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band A						Band B
	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$30.56	18	$563	N/A	11.4%	12/31/2024	$23.66	36	$845	1.30%	9.9%
12/31/2023	27.44	20	537	N/A	19.6%	12/31/2023	21.53	34	738	1.30%	18.1%
12/31/2022	22.93	21	475	N/A	-25.4%	12/31/2022	18.23	46	830	1.30%	-26.3%
12/31/2021	30.72	22	670	N/A	14.2%	12/31/2021	24.74	52	1,286	1.30%	12.7%
12/31/2020	26.90	24	636	N/A	23.2%	12/31/2020	21.94	71	1,547	1.30%	21.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	0.6%
2023	0.4%
2022	0.2%
2021	0.4%
2020	1.0%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Annuity Unit Trust

NOTES TO FINANCIAL STATEMENTS

1. Organization

The AUL American Individual Variable Annuity Unit Trust (“Variable Account”) was established by American United Life Insurance Company (“AUL”) on November 11, 1998, under procedures established by Indiana law and is registered as a unit investment trust under the Investment Company Act of 1940, as amended. The Variable Account commenced operations on April 30, 1999. The Variable Account is a segregated investment account for individual variable annuity contracts issued by AUL and invests exclusively in shares of mutual fund portfolios offered by the following fund families:

Fund Families
AB	Franklin Templeton	Pioneer
Alger	Goldman Sachs	Royce Capital
BNY Mellon	Invesco	T. Rowe Price
Calvert	Janus	TOPS
Columbia	Lincoln Financial	Vanguard
Fidelity	Neuberger Berman	Victory

The accompanying financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America ("GAAP"). The Variable Account is considered an investment company under GAAP and follows the accounting and reporting guidance applicable to investment companies in the Financial Accounting Standards Board Accounting Standards Codification 946, Financial Services - Investment Companies.

Effective for year end reporting, the variable product adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures ("ASU 2023-07"). This adoption of the new standard did not affect the variable product's financial position or its results of operations. The standard aims to enhance segment disclosures for improved investment understanding.

The Variable Account operations constitute a single operating segment, and therefore the single reportable segment of the Variable Account. The Chief Financial Officer of the Company is the chief operating decision maker ("CODM"). The CODM manages the business activities of the Variable Account and utilizes the net increase (decrease) in net assets from operations presented in the Statement of Operations to allocate resources and assess performance of the Variable Account. The measurement of segment assets is reported as "Net Assets" on the Statement of Net Assets. The segment's significant expenses, as described in Note 3, are charges for mortality and expense risk and/or account charges which are reported separately on the Statement of Operations and/or Statement of Changes in Net Assets.

2. Summary of Significant Accounting Policies

This annual report includes information related to investment subaccounts which are available for investment as of December 31, 2024. This includes subaccounts and bands for which there have been no investing transactions or income and expense transactions commenced during 2024.

Currently for years after offering of the subaccount but prior to commencement of investing transactions, management has presented the accumulation unit values, expenses as a percentage of average net assets, and total return for these investment subaccounts using an inception date accumulation unit value of $5.00, adjusted for performance of the underlying mutual fund investment and contractual expense rates.

Accumulation unit values and total returns for subaccounts and bands with zero net assets at year end represent amounts based on the performance of the underlying mutual fund for the respective year, less contractual expenses for each respective band.

Investment transactions are accounted for on the trade date. Dividend income and capital gains from realized gain distributions are recorded on the ex-date and retain their character as distributed from the underlying fund. Realized gains and losses are calculated using a specific identification accounting basis.

Units Outstanding and Accumulation Unit Value

In the Statement of Net Assets, the units outstanding and accumulation unit values have been rounded to the nearest whole unit or nearest cent, respectively.

Based upon the contract issued, the Variable Account issues two bands of units. The table below illustrates the band of units issued by contract. Refer to Note 3 for further information.

Band A	Band B
Select Point Variable Annuity	Star Point Variable Annuity

Direct Point Variable Annuity	Voyage Protector Variable Annuity

AUL American Individual Variable Annuity Unit Trust

NOTES TO FINANCIAL STATEMENTS (continued)

2. Summary of Significant Accounting Policies (continued)

Fair Value Measurements

The value of the investments is based on the closing Net Asset Value (“NAV”) per share reported by the underlying mutual funds (which value their investment securities at market value or, in the absence of readily available market quotations, at fair value) and the number of shares owned by the Variable Account. The value of the investments is generally classified as Level 1 in the fair value hierarchy as described below.

Various inputs are used in determining the value of the Variable Account’s subaccount investments. These inputs are summarized in the three broad levels listed below.

Level 1 –	Unadjusted quoted prices in active markets for identical assets.

Level 2 –	Observable inputs, other than quoted prices in Level 1, that are observable for the asset, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 –	Unobservable inputs for the asset, to the extent relevant observable inputs are not available, representing the Variable Account’s own assumptions about the assumptions a market participant would use in valuing the asset, and would be based on the best information available.

The following is a summary of the inputs used as of December 31, 2024, in valuing the Variable Account’s subaccount investments carried at fair value:

	Level 1	Level 2	Level 3	Total
Mutual Funds	$ 246,978,259	$ -	$ -	$ 246,978,259

It is the Variable Account’s policy to recognize transfers in and transfers out at fair value as of the beginning of the year. The Variable Account did not have any transfers between levels of the fair value hierarchy during the reporting year.

For the year ended December 31, 2024, the Variable Account did not change its valuation methodology and did not use significant unobservable inputs (Level 3) in determining the value of investments.

Taxes

Operations of the Variable Account are part of, and are taxed with, the operations of AUL, which is taxed as a “life insurance company” under the Internal Revenue Code. Under current law, investment income, including realized and unrealized capital gains of the investment accounts, is not taxed to AUL to the extent it is applied to increase reserves under the contracts. The Variable Account has not been charged for federal and state income taxes since none have been imposed.

Management of the Variable Account has reviewed all open tax years of major jurisdictions and concluded that there are no significant uncertainties that would impact the Variable Account’s Statement of Net Assets or Statement of Operations. There is no significant tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions.

Estimates

The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting year. Actual results could differ from those estimates.

Reporting Periods

Periods less than a calendar year represent the date of first offering of the subaccount to the end of the applicable year. Expense ratios for such periods are annualized. Total returns and income ratios are not annualized.

3. Account Charges

Band A

No Withdrawal Charge Contract (DirectPoint): AUL assesses (1) premium tax charges ranging from 0% to 3.5% when assessed by a state or municipality, (2) mortality and expense charges of 1.45% per year for the first 10 policy years and 1.35% per year thereafter, (3) an annual contract charge of $30 each year in which an account value does not exceed a specific amount, and (4) other charges for federal, state, or local income taxes incurred by AUL that are attributable to the Variable Account. No other charges are currently being assessed. The cost of additional policy riders is assessed on a monthly basis and will vary depending upon the riders chosen.

AUL American Individual Variable Annuity Unit Trust

NOTES TO FINANCIAL STATEMENTS (continued)

3. Account Charges (continued)

Withdrawal Charge Contract (SelectPoint): AUL assesses (1) premium tax charges ranging from 0% to 3.5% when assessed by a state or municipality, (2) mortality and expense charges range from 1.10% to 1.25% per year, (3) an annual contract charge of $30 each year in which an account value does not exceed a specific amount, (4) other charges for federal, state, or local income taxes (if incurred by AUL) that are attributable to the Variable Account, and (5) withdrawal charges ranging from 10% decreasing to 0%, depending on policy duration, for flexible premium contracts, and 7% decreasing to 0%, depending on policy duration, for one year flexible premium contracts. A 12% free withdrawal amount provision may apply. The cost of additional policy riders is assessed on a monthly basis and will vary depending upon the riders chosen.

All account charges, including mortality and expense charges, are recorded as redemptions of units in the accompanying Statement of Changes in Net Assets. Total account charges for Band A during the years ended December 31, 2024 and 2023, were $747,922 and $696,558, respectively.

Band B

Withdrawal Charge Contract (Star Point and Voyage Protector): AUL assesses (1) premium tax charges ranging from 0% to 3.5% when assessed by a state or municipality, (2) mortality and expense charges of 1.15% per year, (3) an annual contract fee of up to $50 per year in which the account value does not exceed a specified amount, (4) administrative fee of 0.15% per year, (5) withdrawal charges on surrenders exceeding 12% of the account value that range from 7% decreasing to 0%, depending on the policy duration, (6) a transfer charge for all transfers in excess of 24 per contract year, and (7) other charges for federal, state or local income taxes incurred by AUL that are attributable to the Variable Account. No other charges are currently being assessed. The cost of additional riders is assessed on a monthly basis and will vary depending upon the riders chosen.

The mortality and expense charges and administrative fees are recorded as a reduction of unit value. The administrative fee is included in the mortality and expense charge reported on the Statement of Operations. Total mortality and expense charges and administrative fees for Band B during the years ended December 31, 2024 and 2023, were $2,645,247 and $2,634,189, respectively. Other account charges are recorded as redemptions of units in the accompanying Statement of Changes in Net Assets. Total account charges for Band B during the years ended December 31, 2024 and 2023, were $816,128 and $862,637, respectively.

4. Investment Transactions

The cost of purchases and proceeds from sales of investments for the year ended December 31, 2024, by each subaccount, are shown below:

Fund Name	Purchases	Sales
AB VPS Discovery Val Port A Class - 03-378	$ 2,320	$ 37,123
AB VPS International Value Portfolio A Class - 03-377	55	13,881
Alger Large Cap Growth Portfolio I-2 Class - 03-500	105,839	1,068,206
Alger Small Cap Growth Portfolio I-2 Class - 03-515	88,592	289,408
BNY Mellon Investment Portfolios, Small Cap Stock Index Port Ser Class - 03-646	28,074	99,773
BNY Mellon Investment Portfolios, Technology Growth Port Service Class - 03-650	23,988	178,395
BNY Mellon Variable Investment Fund, Appreciation Portfolio Service Cl - 03-645	1,539	18,279
Calvert VP SRI Mid Cap Growth Portfolio - 03-520	1,277	67,568
Columbia Variable Portfolio-Small Cap Value Fund 1 Class - 03-382	490	78,955
Columbia Variable Portfolio-US Government Mortgage Fund 1 Class - 03-384	46	13,216
Fidelity VIP Asset Manager Portfolio Initial Class - 03-230	47,386	382,296
Fidelity VIP Contrafund Portfolio Initial Class - 03-245	363,512	2,216,901
Fidelity VIP Equity-Income Portfolio Initial Class - 03-205	296,190	5,019,696
Fidelity VIP Freedom 2010 Portfolio Initial Class - 03-162	5,882	1,225,595
Fidelity VIP Freedom 2015 Portfolio Initial Class - 03-161	-	20,112
Fidelity VIP Freedom 2020 Portfolio Initial Class - 03-159	9,317	64,104
Fidelity VIP Freedom 2025 Portfolio Initial Class - 03-158	12,293	1,065,777
Fidelity VIP Freedom 2030 Portfolio Initial Class - 03-157	136,504	211,074
Fidelity VIP Freedom Income Portfolio Initial Class - 03-164	89,470	90,043
Fidelity VIP Growth Portfolio Initial Class - 03-210	479,471	9,126,255
Fidelity VIP High Income Portfolio Initial Class - 03-215	182,569	939,692
Fidelity VIP Index 500 Portfolio Initial Class - 03-225	376,787	2,445,106
Fidelity VIP Overseas Portfolio Initial Class - 03-220	103,117	233,259
Franklin Allocation VIP Fund 1 Class - 03-908	5,183	1,583
Franklin Small Cap Value VIP Fund 1 Class - 03-906	304,349	1,963,911
Invesco V.I. Core Equity Fund Series II Class - 03-826	2	302
Invesco V.I. Diversified Dividend Fund Series I Class - 03-861	741	87,538
Invesco V.I. Global Real Estate Fund Series I Class - 03-825	27,161	145,027
Invesco V.I. Health Care Fund Series I Class - 03-815	5,710	217,268
Invesco V.I. High Yield Fund Series I Class - 03-830	3,414	82,580
Invesco V.I. International Growth Fund Series II Class - 03-827	9,387	20,452

AUL American Individual Variable Annuity Unit Trust

NOTES TO FINANCIAL STATEMENTS (continued)

4. Investment Transactions (continued)

Fund Name	Purchases	Sales
Janus Henderson Balanced Portfolio Service Class - 03-611	203,892	1,961,756
Janus Henderson Flexible Bond Portfolio Institutional Class - 03-607	1,305,147	2,879,323
Janus Henderson Forty Portfolio Institutional Class - 03-602	4,071	145,657
Janus Henderson Global Research Portfolio Institutional Class - 03-606	150,636	547,642
Janus Henderson Mid Cap Value Portfolio Service Class - 03-259	44,520	37,952
Janus Henderson Overseas Portfolio Service Class - 03-609	1,767	27,162
LVIP American Century Capital Appreciation Fund I Class - 03-410	12,925	180,202
LVIP American Century Disciplined Core Value Fund I Class - 03-425	15,822	482,634
LVIP American Century International Fund I Class - 03-420	367,278	4,673,098
LVIP American Century Mid Cap Value Fund II Class - 03-397	2,220	118,370
LVIP American Century Ultra Fund I Class - 03-122	61,586	387,690
Neuberger Berman AMT Mid Cap Growth Portfolio Service Class - 03-866	2,279	138,513
Neuberger Berman Mid Cap Intrinsic Value Portfolio I Class - 03-870	4,768	131,007
Neuberger Berman Short Duration Bond Portfolio I Class - 03-875	8,314	63,024
Pioneer Equity Income VCT Portfolio II Class - 03-598	1,280	24,670
Pioneer Fund VCT Portfolio I Class - 03-596	62,270	114,954
Pioneer Select Mid Cap Growth VCT Portfolio I Class - 03-597	19,072	528,835
Royce Capital Small-Cap Portfolio Investor Class - 03-750	90,363	55,447
T. Rowe Price Blue Chip Growth Portfolio - 03-124	131,547	1,196,907
T. Rowe Price Equity Income Portfolio - 03-580	132,791	1,000,808
T. Rowe Price Limited-Term Bond Portfolio - 03-585	39,184	116,729
T. Rowe Price Mid-Cap Growth Portfolio - 03-586	18,332	562,596
Templeton Foreign VIP Fund 2 Class - 03-909	4,645	47,739
Templeton Global Bond VIP Fund 1 Class - 03-907	27,994	69,936
TOPS Managed Risk Balanced ETF Portfolio 2 Class - 03-087	2,527	35,076
TOPS Managed Risk Growth ETF Portfolio 2 Class - 03-088	533	7,722
TOPS Managed Risk Moderate Growth ETF Portfolio 2 Class - 03-086	2,301	164,737
Vanguard VIF Diversified Value Portfolio - 03-190	72	76,858
Vanguard VIF Mid-Cap Index Portfolio - 03-118	203,700	1,610,712
Vanguard VIF Small Company Growth Portfolio - 03-119	100,910	116,150
Vanguard VIF Total Bond Market Index Portfolio - 03-121	2,598,011	4,982,659
Total	$ 8,331,422	$ 49,909,940

5. Indemnifications

In the normal course of business, AUL enters into contracts with its vendors and others that provide for general indemnifications. The Variable Account's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Variable Account. However, based on experience, the Variable Account expects the likelihood of loss to be remote.

6. Subsequent Events

Management has evaluated the impact of all subsequent events through April 25, 2025, the date the financials were available to be issued, and has determined that there were no other subsequent events requiring recognition or disclosure in the financial statements.

American United Life Insurance Company

(A wholly-owned subsidiary of OneAmerica Financial Partners, Inc.)

Report of Independent Auditors on

Statutory Financial Statements and Supplemental Schedules

December 31, 2024 and 2023

Report of Independent Auditors

To the Board of Directors of American United Life Insurance Company

Opinions

We have audited the accompanying statutory financial statements of American United Life Insurance Company (the "Company"), which comprise the statutory statements of admitted assets, liabilities and surplus as of December 31, 2024 and 2023, and the related statutory statements of operations and changes in surplus, and of cash flows for the years then ended, including the related notes (collectively referred to as the "financial statements").

Unmodified Opinion on Statutory Basis of Accounting

In our opinion, the accompanying financial statements present fairly, in all material respects, the admitted assets, liabilities and surplus of the Company as of December 31, 2024 and 2023, and the results of its operations and its cash flows for the years then ended, in accordance with the accounting practices prescribed or permitted by the Indiana Department of Insurance described in Note 2.

Adverse Opinion on U.S. Generally Accepted Accounting Principles

In our opinion, because of the significance of the matter discussed in the Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles section of our report, the accompanying financial statements do not present fairly, in accordance with accounting principles generally accepted in the United States of America, the financial position of the Company as of December 31, 2024 and 2023, or the results of its operations or its cash flows for the years then ended.

Basis for Opinions

We conducted our audit in accordance with auditing standards generally accepted in the United States of America (US GAAS). Our responsibilities under those standards are further described in the Auditors' Responsibilities for the Audit of the Financial Statements section of our report. We are required to be independent of the Company and to meet our other ethical responsibilities, in accordance with the relevant ethical requirements relating to our audit. We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinions.

Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles

As described in Note 2 to the financial statements, the financial statements are prepared by the Company on the basis of the accounting practices prescribed or permitted by the Indiana Department of Insurance, which is a basis of accounting other than accounting principles generally accepted in the United States of America.

The effects on the financial statements of the variances between the statutory basis of accounting described in Note 2 and accounting principles generally accepted in the United States of America are material.

PricewaterhouseCoopers LLP, 101 West Washington Street, Suite 1300, Indianapolis, Indiana 46204

T: (317) 222 2202, www.pwc.com/us

Responsibilities of Management for the Financial Statements

Management is responsible for the preparation and fair presentation of the financial statements in accordance with the accounting practices prescribed or permitted by the Indiana Department of Insurance. Management is also responsible for the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of financial statements that are free from material misstatement, whether due to fraud or error.

In preparing the financial statements, management is required to evaluate whether there are conditions or events, considered in the aggregate, that raise substantial doubt about the Company's ability to continue as a going concern for one year after the date the financial statements are available to be issued.

Auditors' Responsibilities for the Audit of the Financial Statements

Our objectives are to obtain reasonable assurance about whether the financial statements as a whole are free from material misstatement, whether due to fraud or error, and to issue an auditors' report that includes our opinion. Reasonable assurance is a high level of assurance but is not absolute assurance and therefore is not a guarantee that an audit conducted in accordance with US GAAS will always detect a material misstatement when it exists. The risk of not detecting a material misstatement resulting from fraud is higher than for one resulting from error, as fraud may involve collusion, forgery, intentional omissions, misrepresentations, or the override of internal control. Misstatements are considered material if there is a substantial likelihood that, individually or in the aggregate, they would influence the judgment made by a reasonable user based on the financial statements.

In performing an audit in accordance with US GAAS, we:

●	Exercise professional judgment and maintain professional skepticism throughout the audit.

●	Identify and assess the risks of material misstatement of the financial statements, whether due to fraud or error, and design and perform audit procedures responsive to those risks. Such procedures include examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements.

●	Obtain an understanding of internal control relevant to the audit in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control. Accordingly, no such opinion is expressed.

●	Evaluate the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluate the overall presentation of the financial statements.

●	Conclude whether, in our judgment, there are conditions or events, considered in the aggregate, that raise substantial doubt about the Company's ability to continue as a going concern for a reasonable period of time.

We are required to communicate with those charged with governance regarding, among other matters, the planned scope and timing of the audit, significant audit findings, and certain internal control-related matters that we identified during the audit.

2

Supplemental Information

Our audit was conducted for the purpose of forming an opinion on the financial statements taken as a whole. The supplemental schedule of assets and liabilities, summary investment schedule, schedule of investment risk interrogatories and schedule of reinsurance disclosures (collectively referred to as the "supplemental schedules") of the Company as of December 31, 2024 and for the year then ended are presented to comply with the National Association of Insurance Commissioners' Annual Statement Instructions and Accounting Practices and Procedures Manual and for purposes of additional analysis and are not a required part of the financial statements. The supplemental schedules are the responsibility of management and were derived from and relate directly to the underlying accounting and other records used to prepare the financial statements. The supplemental schedules have been subjected to the auditing procedures applied in the audit of the financial statements and certain additional procedures, including comparing and reconciling such information directly to the underlying accounting and other records used to prepare the financial statements or to the financial statements themselves and other additional procedures, in accordance with auditing standards generally accepted in the United States of America. In our opinion, the supplemental schedules are fairly stated, in all material respects, in relation to the financial statements taken as a whole.

Indianapolis, Indiana

April 3, 2025

3

American United Life Insurance Company

Statutory Statements of Admitted Assets, Liabilities and Surplus

December 31, 2024 and 2023

(In thousands)

	2024	2023
Admitted assets
Bonds, at amortized cost (market value of $10,512,977 and $10,689,170)	$11,549,070	$11,550,705
Stocks
Preferred, at cost (market value of $14,999 and $16,974)	15,000	17,000
Common
Affiliated (cost of $2,964)	10,951	6,803
Unaffiliated (cost of $68,521 and $74,242)	69,559	75,910
Mortgage loans	2,556,978	2,430,793
Real estate	88,592	87,575
Other invested assets	672,499	596,396
Receivables for securities	6,172	1,812
Securities lending reinvested collateral	356,960	374,495
Derivatives	13,634	8,069
Contract loans	771,468	653,907
Cash and short-term investments (market value of $373,052 and $121,533)	373,029	121,519
Total cash and invested assets	16,483,912	15,924,984
Other
Premiums deferred and uncollected	99,049	96,789
Reinsurance receivables	51,215	74,176
Investment income due and accrued	126,470	132,915
Federal income tax recoverable	57,729	36,637
Net deferred tax asset	122,283	121,308
Corporate owned life insurance	548,492	502,538
Admitted disallowed IMR	75,607	12,406
Other assets	74,007	75,417
Total admitted assets, excluding separate accounts	17,638,764	16,977,170
Separate account assets	22,098,831	20,168,957
Total admitted assets	$39,737,595	$37,146,127

The accompanying notes are an integral part of these statutory financial statements.

American United Life Insurance Company

Statutory Statements of Admitted Assets, Liabilities and Surplus, continued

December 31, 2024 and 2023

(In thousands, except share amounts)

	2024	2023
Liabilities and surplus
Policy reserves
Life reserves	$3,713,686	$3,444,945
Annuity reserves	9,702,761	9,158,649
Accident and health reserves	234,972	237,792
Other reserves	61,567	66,054
	13,712,986	12,907,440
Policy and contract liabilities
Policy claims in process of settlement	68,863	59,099
Policy dividends payable	35,339	29,170
Deposit-type contracts	1,658,259	1,867,539
Other policy and contract liabilities	19,330	17,388
	1,781,791	1,973,196
General liabilities and other reserves
Accrued commissions and general expenses	270,355	228,021
Taxes, licenses and fees	7,084	6,225
Asset valuation reserve	211,978	204,354
Payable for securities lending	356,960	374,495
Derivatives	2,947	3,060
Other liabilities	186,213	126,463
Total liabilities, excluding separate accounts	16,530,314	15,823,254
Separate account liabilities	22,098,831	20,168,957
Total liabilities	38,629,145	35,992,211

Common capital stock, $100 par value, authorized 50,000 shares; issued and outstanding 50,000 shares	5,000	5,000
Surplus notes	75,000	75,000
Gross paid in and contributed surplus	369,250	369,250
Special surplus funds - admitted disallowed IMR	75,607	12,406
Unassigned surplus	583,593	692,260
Total surplus	1,108,450	1,153,916
Total liabilities and surplus	$39,737,595	$37,146,127

The accompanying notes are an integral part of these statutory financial statements.

American United Life Insurance Company

Statutory Statements of Operations

Years Ended December 31, 2024 and 2023

(In thousands)

	2024	2023
Premium and other income
Premium income	$5,244,462	$5,278,738
Net investment income	742,119	669,583
Amortization (accretion) of interest maintenance reserve	(4,661)	(791)
Ceding commissions, expense allowances and reserve adjustments	66,442	67,677
Other income	183,139	145,870
	6,231,501	6,161,077
Benefits and expenses
Benefits	5,536,792	4,306,857
Increase (decrease) in policy and contract reserves	805,547	917,885
Separate account transfers	(813,280)	252,235
General expenses	484,238	447,413
Commissions and service fees	212,298	203,334
Taxes, licenses and fees	36,904	31,894
Other	3,249	6,228
	6,265,748	6,165,846
Net gain (loss) from operations before dividends to policyholders, federal income taxes, and net realized capital gains (losses)	(34,247)	(4,769)

Dividends to policyholders	38,368	30,700
Federal income tax expense (benefit)	(38,101)	(32,997)
Net gain (loss) from operations before net realized capital gains (losses)	(34,514)	(2,472)

Net realized capital gains (losses), net of federal income tax expense (benefit) of $13,977 and $14, and net transfers of capital gains (losses) to the interest maintenance reserve of ($18,039) and ($642), in 2024 and 2023, respectively	(24,102)	(2,561)
Net income (loss)	$(58,616)	$(5,033)

The accompanying notes are an integral part of these statutory financial statements.

American United Life Insurance Company

Statutory Statements of Changes in Surplus

Years Ended December 31, 2024 and 2023

(In thousands)

	2024	2023
Surplus, beginning of year	$1,153,916	$1,194,327

Net income (loss)	(58,616)	(5,033)
Change in unrealized gains and losses	9,126	14,212
Change in net unrealized gain (loss) on foreign exchange	2,719	296
Change in net deferred income tax	20,148	18,987
Change in asset valuation reserve	(7,624)	(17,087)
Change in nonadmitted assets	(14,344)	(47,844)
Change in surplus as a result of reinsurance	-	(1,465)
Change in pension liability	3,125	(3,529)
Other	-	1,052
Surplus, end of year	$1,108,450	$1,153,916

The accompanying notes are an integral part of these statutory financial statements.

American United Life Insurance Company

Statutory Statements of Cash Flow

Years Ended December 31, 2024 and 2023

(In thousands)

	2024	2023
Cash from operations
Premiums and other policy considerations	$5,243,091	$5,264,756
Investment income	754,995	666,720
Other income	270,877	179,852
	6,268,963	6,111,328
Benefits and separate account transfers	4,718,927	4,544,717
Commissions and general expenses	735,892	680,245
Federal income taxes including ($4,062) and ($628) for 2024 and 2023, respectively, on capital gains (losses)	(21,070)	(17,302)
Dividends to policyholders	32,199	30,119
	5,465,948	5,237,779
Net cash provided (used) from operations	803,015	873,549

Cash from investments
Proceeds from investments sold, redeemed or matured
Bonds	1,208,047	555,699
Stocks	10,011	2,016
Mortgage loans	220,243	218,062
Other invested assets	37,615	23,140
Miscellaneous proceeds	75,745	57,712
	1,551,661	856,629
Cost of investments acquired
Bonds	1,301,355	1,040,370
Stocks	1,712	17,000
Mortgage loans	346,683	220,766
Real estate	6,706	6,140
Other invested assets	103,247	102,918
Miscellaneous applications	43,333	28,710
	1,803,036	1,415,904
Increase in contract loans	117,560	114,173
Net cash provided (used) from investments	(368,935)	(673,448)

Cash from financing and miscellaneous sources
Net deposits on deposit-type contracts	(209,280)	46,004
Other (uses) sources	26,710	(107,404)
Net cash provided (used) from financing and miscellaneous sources	(182,570)	(61,400)
Net change in cash	251,510	138,701
Cash and cash equivalents, beginning of year	121,519	(17,182)
Cash and cash equivalents, end of year	$373,029	$121,519

Supplemental disclosures for non-cash transactions: Capitalized interest	$6,526	$5,569

The accompanying notes are an integral part of these statutory financial statements.

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2024 and 2023

(Dollars in tables in thousands)

1.	Nature of Operations

American United Life Insurance Company (“AUL” or the “Company”) is an Indiana-domiciled stock life insurance company founded in 1877 with headquarters in Indianapolis. It is currently licensed to sell life insurance in 49 states and the District of Columbia. AUL is additionally authorized as a reinsurer in all states. AUL offers individual life and annuity products, group retirement plans, tax deferred annuities and other non-medical group products marketed through a diversified distribution system including career agents, independent producers, financial institutions, broker dealers and third-party administrators. Thirty-nine percent of AUL’s direct premiums for the year ended December 31, 2024 were generated in six states: Indiana, California, Colorado, Florida, Illinois, and Texas.

In December 2000, AUL reorganized and formed a mutual insurance holding company, American United Mutual Insurance Holding Co. (“AUMIHC”), and an intermediate stock holding company, OneAmerica Financial Partners, Inc. (“OneAmerica”). As part of the reorganization, AUL converted from a mutual to a stock insurance company.

All outstanding shares of AUL stock are held by AUMIHC through OneAmerica. AUMIHC will at all times, in accordance with the Indiana Mutual Holding Company Law, indirectly control a majority of the voting shares of the capital stock of AUL. Policyholder membership rights exist at AUMIHC while the policyholder contract rights remain with AUL.

2.	Significant Accounting Policies

Basis of Presentation

The Company prepares its statutory financial statements in conformity with accounting practices prescribed or permitted by the State of Indiana. The State of Indiana requires insurance companies domiciled in the State of Indiana to prepare their statutory basis financial statements in accordance with the National Association of Insurance Commissioners’ (“NAIC”) Accounting Practices and Procedures manual (“NAIC SAP”) subject to any deviations prescribed or permitted by the State of Indiana Insurance Commissioner.

In 2018, the Insurance Commissioner of Indiana provided the Company approval for a permitted practice regarding the calculation of the reserve credit related to a reinsurance transaction. This permitted practice allows the company to calculate the reserve credit for Pension Risk Transfer longevity risk treaties using a net premium reserve approach similar to that used for life insurance products. This practice differs from NAIC statutory accounting practices and procedures. A reconciliation of the Company’s net income and surplus for 2024 and 2023 between NAIC SAP and practices permitted by the State of Indiana follows:

	SSAP #	2024	2023
Audited statutory net income (loss), Indiana state basis		$(58,616)	$(5,033)
State permitted practice
Difference in the accounting and reporting for reserve values on PRT plans	51R	(17,429)	17,937
Statutory net income (loss), NAIC SAP		$(41,187)	$(22,970)

Audited statutory surplus, Indiana state basis		$1,108,450	$1,153,916
State permitted practice
Difference in the accounting and reporting for reserve values on PRT plans	51R	508	17,937
Statutory surplus, NAIC SAP		$1,107,942	$1,135,979

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2024 and 2023

(Dollars in tables in thousands)

NAIC SAP varies in some respects from accounting principles generally accepted in the United States of America (“GAAP”). These differences are presumed to be material. The most significant of the variances are as follows:

●	Premiums from annuities with mortality benefits, universal life policies and deposit administration contracts are reflected in income for NAIC SAP rather than being treated as deposits to insurance liabilities. Acquisition costs, such as commissions and other costs in connection with successfully acquiring new and renewal business are reflected in current operations when incurred for NAIC SAP, rather than being amortized over the life of the policy.

●	Aggregate reserves for life policies and annuity contracts are based on statutory mortality, morbidity, and interest assumptions without consideration for lapses or withdrawals. Deferred premiums are carried as an asset, rather than a component of reserves.

●	An asset valuation reserve ("AVR") and an interest maintenance reserve ("IMR") are recorded in accordance with prescribed statutory accounting requirements. The AVR is a reserve designed to reduce the impact on surplus for fluctuations in the fair value of all invested assets by providing an investment reserve for potential future losses on invested assets. The IMR, reduced by federal income taxes, defers the recognition of net gains/losses realized on the sale of bonds resulting from changes in interest rates. Such net gains/losses will be amortized to income over the remaining lives of the assets sold. AVR and IMR are not calculated under GAAP.

●	Investments in bonds, regardless of whether they are considered available for sale, are carried at values prescribed by the NAIC and are generally stated at amortized cost rather than at fair value.

●	Certain assets designated as “nonadmitted assets” are excluded from the statutory statement of assets, liabilities, and surplus by a direct charge to unassigned surplus.

●	Derivatives are reported as an unrealized gain (loss) in surplus under NAIC SAP, but as a realized gain (loss) under GAAP.

●	The Company recognizes deferred tax assets and liabilities with certain limitations. The change in deferred taxes is reported as a change in surplus. Under GAAP, the change is recorded as a component of net income. In addition, the methodology used to determine the portion of the deferred tax asset that is to be nonadmitted under NAIC SAP differs from the determination of the valuation adjustment under GAAP.

●	Subsidiaries are accounted for using the equity method rather than being consolidated. Equity in the insurance subsidiaries’ surplus is based on the subsidiaries’ statutory amounts rather than GAAP amounts.

●	Surplus notes are reflected as a separate component of surplus rather than as a liability. The surplus note interest expense is recorded as a reduction of net investment income rather than operating expense and interest is not recorded until approved.

●	The deferred gain from a significant reinsurance transaction (Note 3) is included as a component of surplus rather than as a liability (deferred gain).

●	Policy reserves and policy and contract claim liabilities are reported net of reinsurance ceded amounts. For GAAP, assets and liabilities related to reinsurance ceded contracts are reported on a gross basis.

●	The statutory statements of cash flow do not include a reconciliation of net income to net cash provided by operating activities.

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2024 and 2023

(Dollars in tables in thousands)

Investments

Bonds are valued in accordance with rules prescribed by the NAIC SAP, whereby bonds eligible for amortization under such rules are generally stated at amortized cost. The Company holds fixed income ETFs that are classified as SVO-identified securities using the systematic value approach. The Company uses the scientific method for amortizing debt securities. Preferred stocks are carried at cost, except those not in good standing, which are carried at lower of cost or fair value. Unaffiliated common stocks are carried at fair value. Affiliated common stocks of noninsurance affiliates are carried at audited GAAP equity.

Mortgage loans on real estate are carried at amortized cost, less an impairment allowance for estimated uncollectible amounts. The gains and losses from the sale of loans, which are recognized when the Company relinquishes control over the loans, as well as changes in the allowance for loan losses, are reported in “Net realized capital gains (losses).” The allowance for loan losses is based upon an evaluation of certain loans under review and reflects an estimate based on various methodologies, including discounted cash flows, of the amount of the loan that will not be collected according to the terms of the loan agreement.

For loan-backed securities purchased prior to January 1, 1994, the book value as of that date is used as the cost basis for applying the retrospective adjustment method. Beginning January 1, 1994, the Company applies the retrospective adjustment method to the original cost. Prepayment assumptions for mortgage-backed securities are obtained from BlackRock prepayment models. The Company uses a third-party in determining the fair value of its loan-backed securities. The Company had no negative yield situations requiring a change from the retrospective to the prospective methodology.

Real estate occupied by the Company is carried at cost less accumulated depreciation; depreciation is provided over the estimated useful lives of the related assets using the straight-line method. Investment real estate is carried at the lower of cost or fair value.

Short-term investments include investments with maturities of one year or less at the time of acquisition and are carried at amortized cost, which approximates fair value. Short-term financial instruments with durations less than three months are considered to be cash equivalents.

Contract loans are carried at the aggregate of unpaid principal balances, not to exceed the cash surrender value of the related policies.

Other invested assets, including surplus notes and certain other holdings, are carried at amortized cost. The Company’s ownership in joint ventures, partnerships and limited liability companies are carried at the underlying GAAP equity of the investee.

The Company participates in securities lending programs whereby marketable securities in its investment portfolio are transferred to independent brokers or dealers in exchange for cash collateral.

The Company recognizes collateral as an asset, which is reported as “Securities lending reinvested collateral” at amortized cost on the balance sheet with a corresponding liability for the obligation to return the collateral to the borrower, which is reported as “Payable for securities lending.” The collateral level is set at 102% of the value of loaned securities.

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2024 and 2023

(Dollars in tables in thousands)

The Company is the owner and beneficiary of life insurance policies included in the corporate owned life insurance at their cash surrender values. At December 31, 2024, the cash surrender value in an investment vehicle is $548.5 million and is allocated into the following categories based on primary underlying investment characteristics: 12% bonds, 23% stocks, 3% mortgage loans, 0% cash and short-term investments, and 62% other invested assets.

Realized gains and losses on the sale of investments are determined on the basis of specific identification. Unrealized gains and losses on unaffiliated common stock and other invested assets are reported as a component of surplus. The Company’s accounting policy requires that a decline in the value of a security below its amortized cost basis be assessed to determine if the decline is other-than-temporary. If so, the security is deemed to be impaired and a charge is recorded in net realized capital losses equal to the difference between the fair value and amortized cost basis of the security. The fair value of the impaired investment becomes its new cost basis.

An other-than-temporary impairment is considered to have occurred if it is probable that the Company will be unable to collect all amounts due according to the contractual terms of a debt security in effect at the date of acquisition. A decline in fair value which is other-than-temporary includes situations where the Company has made a decision to sell a security prior to its maturity at an amount below its carrying value. If it is determined that a decline in the fair value of a bond is other-than-temporary, an impairment loss shall be recognized as a realized loss equal to the entire difference between the bond’s carrying value and its fair value at the balance sheet date of the reporting period for which the assessment is made. The accounting for the entire amount of realized capital loss is recorded in accordance with SSAP No. 7 – Asset Valuation Reserve and Interest Maintenance Reserve. Credit related other-than-temporary impairment losses shall be recorded through AVR; interest related other-than-temporary impairment losses are recorded through the IMR.

Valuation adjustments for other-than-temporary impairments of loan-backed and structured securities are based on fair value only if the Company intends to sell or cannot assert the intent and ability to hold the investment until its anticipated recovery. However, if the Company can assert the intent and ability to hold the investment until its anticipated recovery, the valuation adjustment is based on the discounted expected future cash flows of the security.

Property and Equipment

Property and equipment is carried at cost, net of accumulated depreciation of $157.1 million and $109.3 million as of December 31, 2024 and 2023, respectively. The Company provides for depreciation of property and equipment using the straight-line method over its estimated useful life and is generally depreciated over three to ten years. Depreciation expense for 2024 and 2023 was $29.9 million and $17.8 million, respectively.

Separate Accounts

The assets of the separate accounts shown in the statement of admitted assets, liabilities and surplus are based on fair value. These represent funds which are segregated and maintained for the benefit of separate account contract-holders primarily for variable life and annuity contracts.

Premiums Deferred and Uncollected

Premiums deferred and uncollected represent annual or fractional premiums that are due and uncollected or not yet due, where policy reserves have been provided on the assumption that the full premium for the current policy year has been collected.

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2024 and 2023

(Dollars in tables in thousands)

Admitted Disallowed IMR

In August 2023, the NAIC adopted INT 23-01 which permitted insurers to admit negative IMR, or disallowed IMR, up to 10% of adjusted capital and surplus. The Company has had no allocated gains/losses to IMR as a result of derivative transactions. The below relates to the general account as of December 31, 2024. The Company has also admitted a net negative (disallowed) IMR balance of $1.0 million related to its separate accounts.

Net negative (disallowed) IMR	$75,607
Admitted disallowed IMR	75,607
Adjusted capital and surplus per INT 23-01, paragraph 9.a.	1,017,490
Admitted disallowed IMR % of adjusted capital and surplus:	7.4%

The fixed income investments generating IMR losses comply with the Company’s documented investment and asset-liability management policies. The transactions resulting in the IMR losses were not compelled by liquidity pressures and was a prudent strategy to improve investment yield, quality, and duration matching.

Policy Reserves

Life reserves are based on statutory mortality tables using assumed interest rates ranging from 2.25 percent to 6.00 percent. The mortality tables used for the majority of life policies are the 1941, 1958, 1980, 2001 Commissioners Standard Ordinary (“CSO”) and 2017 CSO prescribed by the NAIC. Reserves for annuities and deposit administration contracts are computed on the basis of interest rates ranging from 2.00 percent to 11.25 percent.

The aggregate reserves established for life, health, and annuity policies, primarily developed by actuarial methods, generally are equal to or exceed the minimum valuation required by law and/or guaranteed policy cash values.

Premium Income and Related Benefits and Expenses

Premiums, net of reinsurance, on traditional life, interest-sensitive life, and annuity policies with mortality benefits are recognized as income on the policy anniversary dates or when received. Premiums on accident and health policies are recognized as income over the terms of the policies. Costs of acquiring new and renewal business are expensed when incurred and credit is not taken, other than by statutory reserve modification methods applicable to some policies, for the expectation that such costs will be recovered from future premium income.

The liability for policy dividends payable in the following year is estimated based on approved dividends scales and is charged to current operations. The Board of Directors approve the dividend scale.

Investment Income

Investment income is recognized as earned, net of related investment expenses.

Leasing Arrangements

The Company leases office space and equipment under various non-cancelable operating leases. Rent expense was $1.7 million and $2.3 million for the years ended December 31, 2024 and 2023, respectively. Future lease commitments are as follows: 2025, $0.7 million; 2026, $0.7 million; 2027, $0.6 million; 2028, $0.4 million; 2029, $0.0 million; thereafter.

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2024 and 2023

(Dollars in tables in thousands)

Federal Income Taxes

Current income taxes incurred are charged to the statements of operations based on estimates for the current year. AUL files a federal consolidated income tax return with AUMIHC, OneAmerica, OneAmerica Securities, Inc., OneAmerica Securities Insurance Agency Inc., AUL Equity Sales Insurance Agency, Inc., OneAmerica Retirement Services, LLC, Pioneer Mutual Life Insurance Company, The State Life Insurance Company, New Ohio LLC, and McCready & Keene, Inc. Pursuant to intercompany tax-sharing agreements with OneAmerica, as approved by the Board of Directors, the companies provide for income tax on a separate return filing basis with current credit for losses and tax credits.

Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases. Gross deferred tax assets and liabilities are measured using enacted tax rates and are considered for admitted asset status according to the admissibility tests as set forth by the NAIC. Changes in deferred tax assets and deferred tax liabilities, including changes attributable to changes in tax rates, are recognized as a component of surplus.

Tax loss contingencies are recognized, measured, presented, and disclosed in the financial statements in accordance with SSAP No. 5R, Liabilities, Contingencies, and Impairments of Assets. Interest and penalties, if any, related to tax contingencies are recognized as a component of the income tax expense. As of December 31, 2024 and 2023, the Company did not record any liability for tax contingencies. Refer to Note 10 – Federal Income Taxes for additional detail.

Reinsurance Receivables

Insurance liabilities are reported after the effects of ceded reinsurance. Reinsurance receivables represent amounts due from reinsurers for paid benefits and expense reimbursements.

Derivatives

The Company uses derivatives, including option and swap contracts, to manage interest rate and currency risk associated with changes in the estimated fair values of the Company’s assets and liabilities. The Company also uses derivatives, including credit default swap indexes, to hedge credit spread risk on uninvested cash. Other than its foreign exchange swaps, management has elected not to apply hedge accounting for its derivative positions, but these instruments do provide an assumed economic hedge against certain anticipated transactions.

Authoritative guidance requires derivative instruments used in economic hedging transactions to be marked-to-market and recognized at fair value on the Statutory Statements of Admitted Assets, Liabilities, and Surplus, with changes in fair value reported in unassigned surplus as unrealized gains or losses. At the time the contracts expire or are terminated, any gain or loss is reported as a capital gain or loss in the Statutory Statement of Operations and are reduced by amounts transferred to the Interest Maintenance Reserve (“IMR”). Foreign currency swaps which qualify as cash flow hedges are carried at the cumulative unrealized gain/loss on the contract, with current period translation adjustments reflected as unrealized gains/losses through unassigned surplus. The Company does not offset the fair value amounts recognized for derivatives executed with the same counterparty under the same master netting agreement. The cash collateral is included in Cash and cash equivalents and the obligation to return it is included in Other liabilities. Refer to Note 4-Investments for additional information.

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2024 and 2023

(Dollars in tables in thousands)

Estimates

The preparation of the statutory financial statements in conformity with accounting practices prescribed or permitted by the Insurance Department of Indiana (IDOI) requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

3.	Affiliations, Acquisitions, Dispositions and Other Significant Transactions

The State Life Insurance Company (State Life) became a subsidiary of AUMIHC in December 2004, as a wholly owned subsidiary of OneAmerica. AUL and State Life had an affiliation agreement from 1994 until the date of the reorganization. The policyholders of State Life became members of AUMIHC upon completion of State Life’s reorganization from a mutual enterprise into a stock insurance company in 2004; however, their contractual rights continue to be with State Life.

In January 2002, Pioneer Mutual Life Insurance Company (PML) joined AUMIHC as a wholly-owned stock insurance company subsidiary of OneAmerica. The policyholders of PML became members of AUMIHC upon completion of PML’s reorganization from a mutual enterprise into a stock insurance company in 2002; however, their contractual rights continue to be with PML.

The Company guarantees the insurance liabilities of State Life and PML in the event either company becomes unable to honor such insurance liabilities. As of December 31, 2024, AUL has not recorded any liabilities relating to this guarantee. At December 31, 2024, statutory surplus was $623.8 million and $59.3 million for State Life and PML, respectively.

AUL provides administrative and management services to State Life under an administrative agreement. Fees earned during 2024 and 2023 for such services were $128.9 million and $113.4 million, respectively. Prior to the reinsurance transaction in 2021, AUL provided administrative services to PML.

In July 2002, the Company’s Reinsurance operations, including its life, long-term care, and international reinsurance business were sold to Employers Reinsurance Corporation (ERC), a subsidiary of General Electric Company (GE), through 100% indemnity reinsurance transactions. ERC was subsequently sold by GE. ERC’s retrocessions were all novated to Employers Reassurance Corporation (ERAC), another subsidiary of GE. The liabilities and obligations associated with the reinsured contracts remain on the consolidated balance sheet of the company with a corresponding reinsurance receivable from ERAC. A trust account has been established which provides for securities to be held in support of a portion of the reinsurance receivables. The fair value of investments held in this trust was $1,741.3 million and $1,905.9 million at December 31, 2024 and 2023, respectively. Additionally, GE has a capital maintenance agreement with ERAC to maintain ERAC’s capital over time at no less than 300% of the Authorized Control Level of the NAIC. Effective for year-end 2017, GE announced a statutory reserve strengthening in ERAC which ultimately may trigger the need for GE to honor the capital maintenance agreement. However, instead of making an immediate contribution, ERAC received a permitted practice from the Kansas Insurance Department to gradually fund the reserve strengthening over a period of seven years. As of the balance sheet date, ERAC has made all seven contributions agreed to in the permitted practice. There also is a claims payment guarantee from Westport Life Insurance Company (formerly ERC) with respect to the business AUL ceded to ERAC as well as other business reinsured by Westport Life while it was owned by GE Capital. The potential aggregate amount of liabilities, under the guarantee, of Westport Life is higher than its capital and surplus.

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2024 and 2023

(Dollars in tables in thousands)

As a result of the ERAC transaction, a deferred gain was recorded on the Company’s consolidated balance sheet in accordance with the authoritative guidance for reporting for reinsurance of short-duration and long-duration contracts. The gain has been fully amortized into earnings and was amortized at the rate that the premiums were recorded.

The Company has two subsidiaries, OneAmerica Securities, Inc. (OAS) and AUL Reinsurance Management Services, LLC (RMS) which it provides administrative and management services.

The Company earned fees of $1.1 million and $1.0 million in 2024 and 2023, respectively, from OAS. OAS provided certain administrative services to AUL for fees of $1.6 million in both 2024 and 2023. The Company made a $2.0 million capital contribution to OAS in 2023 and no capital contributions in 2024. The Company received dividends of $6.0 million from OAS in 2023 and no dividends in 2024.

The Company earned fees of $0.8 million and $1.8 million in 2024 and 2023, respectively, from the McCready & Keane Inc. management services agreement.

The Company earned fees of $0.1 million and $0.0 million in 2024 and 2023, respectively, from RMS. The Company made no noncash capital contributions to RMS in 2024 or 2023. During 2024 and 2023, the Company recognized a realized impairment loss of $0.8 million and $2.0 million, respectively, on its investment in RMS.

During 2024 and 2023, the Company provided administrative and management services to an affiliate, OneAmerica Retirement Services, (OARS) of $9.2 million and $20.0 million, respectively.

OneAmerica Asset Management (OAM), LLC, a limited liability company domiciled in Indiana, is the registered investment advisor for the Company. The Company provides administrative and management services to OAM and the fees earned for these services were $11.2 million and $7.6 million in 2024 and 2023, respectively. OAM also provides investment management services to AUL and fees for this service were $15.7 million and $16.3 million in 2024 and 2023, respectively.

Intercompany services are settled monthly.

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2024 and 2023

(Dollars in tables in thousands)

4.	Investments

The admitted values and estimated fair values of investments in bonds at December 31 are as follows:

				Estimated
	Admitted	Unrealized		Fair
2024	Value	Gains	Losses	Value
U.S. government bonds	$928,888	$2,901	$56,580	$875,209
All other government bonds	128,006	75	22,474	105,607
Special revenue and special assessment	617,990	2,062	38,124	581,928
Hybrid bonds	45,452	4,934	555	49,831
Industrial and miscellaneous	9,828,734	66,613	994,945	8,900,402
	$11,549,070	$76,585	$1,112,678	$10,512,977

				Estimated
	Admitted	Unrealized		Fair
2023	Value	Gains	Losses	Value
U.S. government bonds	$782,873	$17,215	$60,684	$739,404
All other government bonds	130,028	912	20,572	110,368
Special revenue and special assessment	571,385	8,380	30,430	549,335
Hybrid bonds	51,548	3,627	2,509	52,666
Industrial and miscellaneous	10,014,871	133,635	911,109	9,237,397
	$11,550,705	$163,769	$1,025,304	$10,689,170

The Company’s investment in bonds aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position at December 31 are as follows:

	Less than		12 Months
	12 Months		or More		Total
2024	Fair	Unrealized	Fair	Unrealized		Unrealized
Description of Securities	Value	Losses	Value	Losses	Value	Losses
U.S. government bonds	$379,290	$17,663	$201,281	$38,917	$580,571	$56,580
All other government bonds	8,605	184	83,606	22,290	92,211	22,474
Special revenue and assessment	175,398	5,007	219,785	33,117	395,183	38,124
Hybrid bonds	-	-	2,833	555	2,833	555
Industrial and miscellaneous	1,025,495	36,260	4,783,200	958,685	5,808,695	994,945
	$1,588,788	$59,114	$5,290,705	$1,053,564	$6,879,493	$1,112,678

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2024 and 2023

(Dollars in tables in thousands)

	Less than		12 Months
	12 Months		or More		Total
2023	Fair	Unrealized	Fair	Unrealized		Unrealized
Description of Securities	Value	Losses	Value	Losses	Value	Losses
U.S. government bonds	$63,706	$4,903	$336,788	$55,781	$400,494	$60,684
All other government bonds	2,146	49	92,241	20,523	6,803	20,572
Special revenue and assessment	84,562	3,717	290,004	26,713	75,910	30,430
Hybrid bonds	-	-	22,936	2,509	2,430,793	2,509
Industrial and miscellaneous	356,254	5,465	6,731,550	905,644	7,087,804	911,109
	$506,668	$14,134	$7,473,519	$1,011,170	$10,001,804	$1,025,304

In evaluating whether a decline in value is other-than-temporary, management considers several factors including, but not limited to; 1) the Company’s ability and intent to retain the security for a sufficient amount of time to recover, 2) the extent and duration of the decline in value, 3) the probability of collecting all cash flows according to contractual terms in effect at acquisition or restructuring, 4) relevant industry conditions and trends, and 5) the financial condition and current and future business prospects of the issuer. The Company reported $78.5 million of bond impairments related to other-than-temporary declines in fair value in 2024. The amount in 2024 was reported as a realized loss. The 2024 book value of the impaired bonds was $1,186.8 million at the time of the write-downs. There were no bond impairments related to other-than-temporary declines in fair value in 2023.

The admitted value and estimated fair value of bonds at December 31, 2024, by stated contractual maturity, are shown below. Because most mortgage-backed securities provide for periodic payments throughout their lives, they are listed below in a separate category.

		Estimated
	Admitted	Fair
	Value	Value
Due in one year or less	$318,008	$315,412
Due after one year through five years	1,163,732	1,137,604
Due after five years through ten years	1,343,628	1,231,094
Due after ten years	5,743,588	4,972,167
	8,568,956	7,656,277
Mortgage-backed securities	2,980,114	2,856,700
	$11,549,070	$10,512,977

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2024 and 2023

(Dollars in tables in thousands)

Proceeds from sales of investments in bonds during 2024 and 2023 were $270.9 million and $26.9 million, respectively. Gross gains of $0.4 million and $0.7 million and gross losses of $10.3 million and $2.6 million were realized on those disposals in 2024 and 2023, respectively.

Securities sold, redeemed, liquidated, or otherwise disposed as a result of a callable feature included 7 CUSIPS with a total of $0.4 million of investment income generated.

Loan-backed securities owned at December 31, 2024 with a fair value lower than amortized cost for which an other-than-temporary impairment has not been recognized in earnings as a realized loss are summarized below by length of time the securities have been in a continuous unrealized loss position.

The aggregate amount of unrealized losses:
	Less than 12 months	$23,011
	12 months or longer	$112,782

The aggregate related fair value of securities with unrealized losses:
	Less than 12 months	$665,136
	12 months or longer	$732,481

Total capital gains (losses) of ($85.9) million and ($3.1) million before tax were transferred to IMR in 2024 and 2023, respectively.

At December 31, 2024 and 2023, the common stock unrealized appreciation of $9.0 million and $5.5 million, respectively, is comprised of $9.3 million and $5.5 million of unrealized gains, respectively, and $0.3 million and $0.0 million of unrealized losses, respectively, and has been reflected directly in surplus. In 2024 and 2023, the Company did not have any stock impairments related to other-than-temporary declines in fair values.

Net investment income consists of the following:

	2024	2023
Interest	$695,973	$636,409
Dividends	7,981	11,378
Rental income	18,292	18,742
Other	59,250	42,917
Gross investment income	781,496	709,446

Less investment expenses	39,377	39,863
Net investment income	$742,119	$669,583

	2024	2023
Interest	$695,973	$636,409
Dividends	7,981	11,378
Rental income	18,292	18,742
Other	59,250	42,917
Gross investment income	781,496	709,446

Less investment expenses	39,377	39,863
Net investment income	$742,119	$669,583

Net investment income includes $6.5 million and $5.6 million of capitalized interest on bonds which is a non-cash transaction at December 31, 2024 and 2023, respectively.

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2024 and 2023

(Dollars in tables in thousands)

The gross, nonadmitted, and admitted amounts for interest income due and accrued.

	2024	2023
Interest income due and accrued
Gross	$126,470	$132,915
Nonadmitted	-	-
Admitted	$126,470	$132,915

At December 31, 2024 and 2023, investments in bonds with an admitted asset value of $3.8 million and $4.1 million, respectively, were on deposit with state insurance departments to satisfy regulatory requirements.

AUL had outstanding private placement commitments of $56.3 million and $18.0 million at December 31, 2024 and 2023, respectively. AUL had $357.6 million and $341.3 million outstanding commitments on its other invested assets portfolio as of December 31, 2024 and 2023, respectively.

AUL did not hold any structured notes at December 31, 2024 or 2023.

Reported values for subsidiary controlled and affiliated investments:

Description	Gross Asset	Nonadmitted Amount	Admitted Asset	Date of Filing to NAIC	Type of Filing	NAIC Response Received (Y/N)	NAIC Valuation Amount	NAIC Disallowed Entity's Valuation Method, Resubmission Required (Y/N)
RMS	$-	$-	$-	N/A	N/A	N/A	N/A	N/A
OAS	10,951	-	10,951	6/21/2024	Sub-2	Y	6,832	N
MRO-A	1,601	1,601	-	N/A	N/A	N/A	N/A	N/A
Total	$12,552	$1,601	$10,951

No filing with the NAIC is required as MRO-A and RMS are not stock investments.

Mortgage Loans

AUL maintains a diversified mortgage loan portfolio and exercises internal limits on concentrations of loans by geographic area, industry, use and individual mortgagor. At December 31, 2024, the largest geographic concentration of commercial mortgage loans was in the West, where approximately 32 percent of the portfolio was invested.

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2024 and 2023

(Dollars in tables in thousands)

The Company’s mortgage loan portfolio is comprised of the following property types at December 31:

	2024		2023
	Amount	% of Total	Amount	% of Total
Apartments	$561,539	21.9%	$541,244	22.3%
Industrial/warehouse	797,157	31.2%	685,803	28.2%
Medical office	30,907	1.2%	40,515	1.7%
Office	288,702	11.3%	281,806	11.6%
Retail	841,712	32.9%	844,950	34.7%
Other	37,541	1.5%	36,769	1.5%
Subtotal gross mortgage loans	2,557,558	100.0%	2,431,087	100.0%
Valuation allowance	(580)		(294)
Balance, end of year	$2,556,978		$2,430,793

During 2024, the minimum and maximum lending rates for mortgage loans were 5.3 percent and 8.8 percent, respectively. All new loans were on commercial properties. The Company did not reduce interest rates for any outstanding mortgage loans. The maximum percentage of any one loan to the value of security at the time of the loan was 70.1 percent. As of December 31, 2024 and 2023, the Company held no mortgages with interest more than 30 days past due. The Company has no taxes, assessments, or any amounts advanced not included in the mortgage loan total. The Company did not restructure any mortgage loans in 2024 or 2023.

Impaired loans include those loans for which it is probable that amounts due according to the contractual terms of the loan agreement will not all be collected. The portfolio’s valuation allowance is routinely evaluated for adequacy based on known and inherent risks, adverse situations that may affect a borrower’s ability to repay, the estimated value of the underlying collateral, portfolio delinquency information, current economic conditions, and other relevant factors.

We did not consider any mortgage loans to be impaired for the years ended December 31, 2024 and 2023 and did not hold a related allowance for losses during those periods.

	2024	2023
	Unpaid Principal Balance	Unpaid Principal Balance
Apartments	$561,539	$541,244
Industrial/warehouse	797,157	685,803
Medical office	30,907	40,515
Office	288,702	281,806
Retail	841,712	844,950
Other	37,541	36,769
Balance, end of year	$2,557,558	$2,431,087

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2024 and 2023

(Dollars in tables in thousands)

The Company’s commercial mortgage loan portfolio is evaluated and rated annually. The evaluation includes an analysis of various metrics including, but not limited to, payment history, loan to value, debt service coverage, vacancy, and location related to each loan to arrive at a rating based on an internally developed rating system. This management system provides a consistent method for measuring and detecting a variety of adverse circumstances including borrower financial distress, leasing difficulties, and depressed market conditions. This system helps identify potential risks and provides management information to take the appropriate course of action.

The Company utilizes the NAIC Risk Based Capital (“RBC”) commercial mortgage loan rating process. Individual loans are grouped into risk cohorts based on credit quality indicators, with capital requirements assigned to each cohort. Readily available industry standard measures for commercial mortgages have been shown to be good indicators of default probability. The process focuses on the metrics of debt service coverage and loan-to-value for loans in good standing. The risk cohorts are CM1 through CM5, with CM1 having the lowest indicated risk.

	2024	2023
CM1 - high quality	$2,140,900	$2,087,937
CM2 - high quality	390,830	333,365
CM3 - medium quality	23,898	8,400
CM4 - low medium quality	1,350	1,385
CM5 - low quality	-	-
	-	-
Subtotal - CM category	2,556,978	2,431,087

Residential - not categorized	-	-

Valuation adjustment	(580)	(294)

Total	$2,556,398	$2,430,793

Mortgage loans are placed on non-accrued status if there is concern regarding the collectability of future payments. Factors considered may include, but are not limited to, conversations with the borrower, loss of a major tenant or bankruptcy of borrower or major tenant. The Company did not have any loans on non-accrued status as of December 31, 2024 or 2023. The Company did not restructure any mortgage loans in 2024 or 2023.

AUL had outstanding mortgage loan commitments of approximately $22.3 million and $75.4 million at December 31, 2024 and 2023, respectively.

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2024 and 2023

(Dollars in tables in thousands)

Derivatives

The Company uses derivatives, including option and swap contracts, to manage interest rate, credit, and currency risk associated with changes in the estimated fair values of the Company’s assets and liabilities. The value of these derivatives is generally derived from financial indexes, clearing houses, and the foreign exchange market and are primarily contracted in the over the counter (OTC) market. Other than its foreign exchange swaps, management has elected not to apply hedge accounting for its derivative positions, but these instruments do provide an assumed economic hedge against certain anticipated transactions. Derivatives are carried on the Company’s Statutory Statements of Admitted Assets, Liabilities and Surplus as assets within Other invested assets or liabilities within Other liabilities. The Company does not offset the fair value amounts recognized for derivatives executed with the same counterparty under the same master netting agreement.

The Company credits interest on policyholder account liabilities based on S&P 500 index performance at participation rates and with certain caps on returns. These participation rates and caps are set each policy year. The Company economically hedges this annual exposure at the time the participant funds are swept into the chosen allocations to the various index strategies by purchasing at-the-money call options and selling out-of-the-money call options based on the S&P 500 index in an amount that approximates the obligation of the Company to credit interest at the end of the policy year with adjustments for lapse assumptions. Since the options are based on the same indexes that the crediting rates are based upon, they substantially offset the equity market risk associated with the crediting rate in the policy year being hedged.

The Company uses foreign currency interest rate swaps to hedge the currency risk of certain foreign currency-denominated long-term bonds owned and are designated as cash flow hedges. Under these foreign currency swaps, the Company agrees to pay, at specified intervals, fixed rate foreign currency-denominated interest payments to the counterparty in exchange for fixed rate U.S. dollar-denominated interest payments. These interest payments are calculated by reference to agreed upon notional principal amounts. The net amount received is reported as a component of investment income. At maturity, the Company will pay the foreign currency-denominated notional amount to the counterparty in exchange for the U.S. dollar-denominated notional amount. By entering into these foreign currency swaps, the Company has effectively converted foreign currency-denominated assets into U.S. dollar-denominated assets. Upon termination, gains or losses will be recognized immediately in the summary of operations, in a manner consistent with the hedged item.

The Company may be exposed to credit spread risk on uninvested cash. As part of its overall risk management program, the Company takes various risk management actions to manage its credit exposure within well-defined risk tolerances. One such action includes shorting investment grade credit default swap index securities to economically hedge credit spread risk from the time when cash is received to the time the cash can be invested. The value of these positions moves inversely to changes in credit spreads, offsetting the impact of changes in credit spreads on forecasted debt purchases. Credit default swap indexes allow investors to take long or short credit risk positions on baskets of single-name credit default swap contracts. In the event of default of one of the underlying reference entities in the index, the seller of credit protection will be obligated to make a payment proportional to the weight of the defaulted entity in the index. The Company receives a periodic premium for providing this credit protection.

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2024 and 2023

(Dollars in tables in thousands)

As of December 31, 2024, the fair value of derivative assets and liabilities were $15.9 million and $2.9 million, respectively. As of December 31, 2023, the fair value of derivative assets and liabilities were $10.9 million and $3.6 million, respectively. The change in unrealized gains and losses was $2.0 million and ($2.6) million, net gain (loss) recognized in 2024 and 2023, respectively.

The Company may be exposed to credit-related losses in the event of nonperformance by counterparties to derivative financial instruments. The current credit exposure of the Company’s derivative contracts is limited to the positive estimated fair value of derivative contracts at the reporting date after taking into consideration the existence of netting agreements and any collateral received pursuant to credit support annexes.

The Company manages its credit risk related to OTC derivatives by entering into transactions with highly rated counterparties, maintaining collateral arrangements and through the use of master agreements and credit support annexes that provide for a single net payment to be made by one counterparty to another at each due date and upon termination.

The Company enters into various collateral arrangements, which require both the pledging and accepting of collateral in connection with its derivative instruments. The Company’s collateral arrangements for its OTC derivatives generally require the counterparty in a net liability position, after considering the effect of netting arrangements, to pledge collateral when the fair value of the counterparty’s derivatives reaches a pre-determined threshold.

The Company has collateral arrangements that include credit-contingent provisions that provide for a reduction of collateral thresholds in the event of downgrades in the credit ratings of the Company and/or the counterparty.

The Company received collateral from counterparties in the amount of $13.4 million and $6.9 million at December 31, 2024 and 2023, respectively. The Company maintained ownership of any collateral delivered. The Company delivered collateral to counterparties in the amount of $10.8 million and $18.6 million at December 31, 2024 and 2023, respectively. The cash collateral is included in Cash and cash equivalents and the obligation to return it is included in Other liabilities.

The notional amounts and the fair value of derivative contracts at December 31, were as follows:

	2024		2023
	Notional	Fair Value	Notional	Fair Value
Purchased S&P 500 call options	$35,150	$4,536	$29,010	$4,086
Written S&P 500 call options	35,150	(1,742)	29,010	(1,837)
Credit default swaps index	226,050	5,125	127,400	2,511
Foreign currency swaps	80,061	5,331	80,061	2,577
U.S. Treasury futures	127,000	(247)	57,300	(48)
Net fair value		$13,003		$7,289

Notional amount represents a standard measurement of the volume of derivatives. Notional amount is not a quantification of market or credit risk and is not recorded in the Statutory Statements of Operations and Changes in Surplus. Notional amounts generally represent those amounts used to calculate contractual cash flows to be exchanged and are not paid or received.

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2024 and 2023

(Dollars in tables in thousands)

Assets pledged to others as collateral or otherwise restricted as of December 31, are as follows:

				Gross
				Admitted and
				Nonadmitted
				Restricted to
				Total
	Total General Account		Change	Admitted
Restricted Asset Category	2024	2023	between years	Assets
Federal Home Loan Bank of Indianapolis (FHLBI) capital stock	$66,561	$73,561	$(7,000)	0.2%
On deposit with states	3,827	3,814	13	0.0%
Bonds held for the FHLBI collateral	756,971	598,142	158,829	1.9%
Bonds held for assumed reinsurance	102,811	142,853	(40,042)	0.3%
Mortgage loans held for the FHLBI collateral	1,443,350	2,154,246	(710,896)	3.6%
Collateral held under security lending agreement	356,960	374,495	(17,535)	0.9%
Total restricted assets	$2,730,480	$3,347,111	$(616,631)	6.9%

The Company held cash collateral at fair value in the amount of $357.5 million and $374.9 million as of December 31, 2024 and 2023, respectively.

Reinvested collateral assets as of December 31, 2024 are as follows:

	2024		2023
Cash Collateral Reinvested:	Amortized Cost	Fair Value	Amortized Cost	Fair Value
Open	$(378)	$(324)	$(629)	$(632)
30 Days or Less	80,655	80,657	110,976	110,983
31 to 60 Days	6,045	6,048	37,725	37,737
61 to 90 Days	13,300	13,309	3,250	3,251
91 to 120 Days	12,721	12,745	3,674	3,678
121 to 180 Days	35,411	35,461	36,536	36,550
181 to 365 Days	163,763	164,121	143,372	143,651
1 to 2 Years	45,443	45,520	36,121	36,170
2 to 3 Years	-	-	3,470	3,472
Greater than 3 Years	-	-	-	-
Subtotal	356,960	357,537	374,495	374,860
Securities Received	-	-	-	-
Total Collateral Reinvested	$356,960	$357,537	$374,495	$374,860

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2024 and 2023

(Dollars in tables in thousands)

The Company does not accept collateral that is not permitted by contract or custom to sell or re-pledge. The Company does not use an affiliated agent for securities lending activities.

The Company has collateral for transactions that extend beyond one year from December 31, 2024 and 2023 as follows:

	2024	2023
Description of Collateral	Amortized Cost	Amortized Cost
Industrial and miscellaneous bonds	$41,525	$32,442
Certificates of deposit	3,918	7,150
Total collateral extending beyond one year from of the reporting date	$45,443	$39,592

The Company does not engage in any securities lending transactions within the separate account.

The Company generally invests securities lending collateral in securities with maturities of less than two years. The Company maintains liquidity within the securities lending program by investing a portion of the collateral in money market funds and repurchase agreements with very short durations.

The Company has no dollar repurchase or dollar reverse repurchase agreements.

Securities Lending Transactions

The Company has entered into a securities lending program. The Company requires a minimum of 102% of the fair value of securities loaned at the onset of the contract as collateral. Cash collateral received is reinvested and reported as Securities Lending Reinvested Collateral Assets, and the offsetting collateral liability is reported in Payable for Securities Lending.

The Company receives collateral consisting of cash from its securities lending transactions. The borrower can request the cash collateral to be returned on demand. The Company reinvests the cash collateral according to guidelines of the Company’s investment policy.

Transfers of financial assets accounted for as secured borrowings at December 31, 2024 and 2023 are as follows:

	2024	2023
Assets:
Bonds	$132,509	$76,925
Cash, cash equivalents, and short term	224,451	297,570
Securities lending reinvested collateral	$356,960	$374,495

Liabilities:
Payable for securities lending	$356,960	$374,495

The Company does not have any transfers of receivables with recourse.

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2024 and 2023

(Dollars in tables in thousands)

5.	Real Estate

AUL owns its home office and occupies the majority of the space with a portion leased to third parties. Real estate is recorded net of accumulated depreciation and consists of $14.7 million and $12.3 million for investment properties and $73.8 million and $75.3 million for the home office at December 31, 2024 and 2023, respectively. Depreciation expense on real estate amounted to $5.7 million and $5.9 million in 2024 and 2023, respectively.

Income from real estate for 2024 and 2023 includes $6.9 million and $6.5 million, respectively.

The Company reported no real estate acquired in satisfaction of debt in either 2024 or 2023.

6.	Reserve for Policy Benefits

Policy reserves are based on mortality, morbidity and interest assumptions prescribed by regulatory authorities. Claim liabilities include provisions for reported claims and estimates for claims incurred but not reported based on historical experience.

In computing reserves, it is assumed that deduction of fractional premiums due upon death is waived, and that premiums paid for the period beyond the date of death will be refunded. In certain situations, the surrender value promised is in excess of the reserve.

Reserves on older substandard traditional policies (issued prior to 1994) are the standard reserve plus one half of the annual substandard extra premium for each mortality and interest basis. Reserves on substandard universal life policies, substandard last-to-die policies, and substandard traditional policies (issued beginning 1994) are calculated using the same method as for standard policies of that type, but using substandard mortality rates in place of standard rates.

The amount of insurance for which gross premiums are less than the net premiums according to the valuation standard required by this state was $1,170.0 million and $1,322.8 million as of December 31, 2024 and 2023, respectively. The amount of the related reserve was $9.8 million and $10.8 million, for December 31, 2024 and 2023, respectively.

Tabular interest, tabular cost, and tabular less actual reserves released have been determined by formula for all insurance and annuities, respectively. Tabular interest on funds not involving life contingencies has been determined by formula or from actual interest credited. These reserves consisted of the following at December 31:

	2024	2023
Life and accident and health reserves
Individual, group and credit life policies	$4,290,830	$4,014,651
Annuities and deposit administration funds	11,760,689	11,343,621
Accident and health and other reserves	1,844,976	1,825,875
Less reinsurance ceded	(4,183,509)	(4,276,707)
	$13,712,986	$12,907,440

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2024 and 2023

(Dollars in tables in thousands)

The withdrawal characteristics of the Company’s annuity reserves, certain separate accounts and deposit liabilities were as follows at December 31:

	2024		2023
	Amount	% of Total	Amount	% of Total
Subject to discretionary withdrawal
With market value adjustment	$1,416,780	4.0%	$1,578,364	4.8%
At book value less surrender charges	414,750	1.2%	504,780	1.5%
At market value	21,403,353	60.4%	19,463,743	58.4%
	23,234,883	65.6%	21,546,887	64.7%

Subject to discretionary withdrawal without adjustment
At book value without adjustment	5,421,970	15.3%	5,399,141	16.2%
Not subject to discretionary withdrawal	6,783,380	19.1%	6,377,452	19.1%
	$35,440,233	100.0%	$33,323,480	100.0%
Less reinsurance ceded	(2,125,481)		(2,258,307)

	$33,314,752		$31,065,173

The withdrawal characteristics of the company’s life reserves were as follows as of December 31, 2024:

	General Account			Separate Account - Nonguaranteed
	Account Value	Cash Value	Reserve	Account Value	Cash Value	Reserve
Subject to discretionary withdrawal, surrender values, or policy loans:
Term Policies with Cash Value	$-	$23,634	$26,995	$-	$-	$-
Universal Life	76,983	87,917	78,272	-	-	-
Other Permanent Cash Value Life Insurance	-	1,390,935	3,565,491	-	-	-
Variable Universal Life	9,881	9,739	7,749	146,837	144,722	147,044

Not Subject to discretionary withdrawal or no cash values:
Term Policies without Cash Value	-	-	612,313	-	-	-
Accidental Death Benefits	-	-	115	-	-	-
Disability - Active Lives	-	-	23,122	-	-	-
Disability - Disabled Lives	-	-	40,926	-	-	-
Miscellaneous Reserves	-	-	73,104	-	-	-

Total gross	$86,864	$1,512,225	$4,428,087	$146,837	$144,722	$147,044
Reinsurance Ceded	-	-	652,850	-	-	-
Total	$86,864	$1,512,225	$3,775,237	$146,837	$144,722	$147,044

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2024 and 2023

(Dollars in tables in thousands)

Reconciliation of total life actuarial reserves at December 31, 2024

Amount
Life & Accident & Health Annual Statement
Life Insurance	$3,713,686
Accidental Death Benefits	114
Disability - Active Lives	6,781
Disability - Disabled Lives	33,742
Miscellaneous Reserves	20,914
Subtotal	$3,775,237
Separate Accounts Annual Statement
Life Insurance	$147,044
Accident and health	-
Miscellaneous reserves	-
Subtotal	$147,044
Combined Total	$3,922,281

7.	Premium and Annuity Considerations Deferred and Uncollected

Gross deferred and uncollected life insurance premiums and annuity considerations represent amounts due to be received from policy owners through the next policy anniversary date. Net deferred and uncollected premiums represent only the portion of gross premiums related to mortality charges and interest. Deferred and uncollected life premiums and annuity considerations were as follows at December 31:

	2024		2023
	Gross	Net of Loading	Gross	Net of Loading
Type of Business
Ordinary new business	$20,118	$10,463	$19,557	$10,336
Ordinary renewal	92,680	89,009	83,909	83,047
Group life	2,726	2,726	1,934	1,934
Group annuity	859	859	-	-
	$116,383	$103,057	$105,400	$95,317

The Company estimates accrued retrospective premium adjustments for its group health insurance business through a mathematical approach using an algorithm of the Company’s underwriting rules and experience rating practices. The amount of net premiums written by the Company that are subject to retrospective rating features was $9.3 million and $8.1 million at December 31, 2024 and 2023, respectively. This represented 3.1 percent and 2.7 percent of the total net premiums written for group life and health in 2024 and 2023, respectively.

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2024 and 2023

(Dollars in tables in thousands)

8.	Separate Accounts

Separate Account assets held by the Company are carried at fair value and consist primarily of variable life and annuity contracts.

The Company’s Separate Account assets are all non-guaranteed according to the SSAP 56 definition and are all legally insulated from the General Account. As of December 31, the Company reported Separate Account assets and liabilities from the following product lines:

	2024	2023
Product
Life insurance	$147,529	$133,135
Individual annuities	294,089	302,061
Group annuities	21,657,213	19,733,761
Total	$22,098,831	$20,168,957

A reconciliation of transfers to the Company from the separate accounts is as follows:

	2024	2023
Transfers as reported in the statements of operations of the separate accounts statement:
Transfers to separate accounts	$2,932,835	$2,937,653
Transfers from separate accounts	3,820,487	2,728,351
Net transfers to or (from) separate accounts	(887,652)	209,302
Reconciling adjustment - annuity reinsurance treaty	74,372	42,933
Net separate account transfers as reported in the statements of operations	$(813,280)	$252,235

Information regarding the Separate Accounts at and for the years ended December 31 are as follows:

	2024	2023
Premiums, considerations or deposits	$2,932,835	$2,937,653
Reserves at December 31
For accounts with assets at
Market value	$21,550,397	$19,596,921
Amortized cost	550,363	575,243
Total reserves	$22,100,760	$20,172,164

By withdrawal characteristics
Subject to discretionary withdrawal	$-	$-
With market value adjustment	-	-
At book value without market value adjustment and with current surrender charge of 5% or more	-	-
At market value	21,550,397	19,596,921
At book value without market value adjustment and with current surrender charge of less than 5%	550,363	575,243
	22,100,760	20,172,164
Not subject to discretionary withdrawal	-	-
Total	$22,100,760	$20,172,164

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2024 and 2023

(Dollars in tables in thousands)

9.	Employees’ and Agents’ Benefit Plans

The Company has multiple non-pension postretirement health care benefit plans. The medical plans are contributory, with participants’ contributions adjusted annually. The Company contribution for pre-65 retirees was frozen at the 2005 contribution level. For post-65 retirees the Company’s contribution is capped at the 2000 amount. The dental and life insurance plans are noncontributory. Employees hired on or after October 1, 2004 are no longer eligible for retiree health benefits.

A summary of assets and obligations of the Other Postretirement Benefit Plans, including an unfunded supplemental excess benefit plan for certain executives, is as follows at December 31:

	Overfunded		Underfunded
	2024	2023	2024	2023
Change in benefit obligation
Postretirement benefits
Benefit obligation at beginning of year	$-	$-	$62,613	$57,873
Service cost	-	-	1,048	1,448
Interest cost	-	-	3,149	3,078
Contribution by plan participants	-	-	1,315	1,316
Actuarial (gain) loss	-	-	(2,536)	3,946
Benefits paid	-	-	(5,135)	(5,048)
Plan amendments	-	-	-	-
Business combinations, divestitures, curtailments, settlements and special termination benefits	-	-	-	-
Benefit obligation at end of year	$-	$-	$60,454	$62,613

	Postretirement Benefits
	2024	2023
Change in plan assets
Fair value of plan assets at beginning of year	$-	$-
Actual return on plan assets	-	-
Employer contribution	3,821	3,731
Plan participants' contributions	1,314	1,317
Benefits paid	(5,135)	(5,048)
Transfer to parent	-	-
Fair value of plan assets at end of year	$-	$-

Funded status
Overfunded
Asset (nonadmitted)
Prepaid benefit costs	$-	$-
Overfunded plan assets	-	-
Total assets (nonadmitted)	$-	$-
Underfunded
Liabilities recognized
Accrued benefit costs	$63,492	$60,588
Liability for pension benefits	(3,038)	2,026
Total liabilities recognized	$60,454	$62,614
Unrecognized liabilities	$-	$-

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2024 and 2023

(Dollars in tables in thousands)

Components of net periodic benefit cost
Service cost	$1,048	$1,448
Interest cost	3,149	3,078
Expected return on plan assets	-	-
Transition asset or obligation	-	-
(Gains) and losses	(577)	(735)
Prior service cost or credit	606	518
Gain or loss recognized due to a settlement or curtailment	-	-
Total net periodic benefit cost	$4,226	$4,309

Amounts in unassigned funds (surplus) recognized as components of net periodic benefit cost
Items not yet recognized as a component of net periodic cost - prior year	$3,645	$7,808
Net transition asset or obligation recognized	-	-
Net prior service cost or credit arising during the period	-	-
Net prior service cost or credit recognized	606	518
Net gain and loss arising during the period	4,579	(3,946)
Net gain and loss recognized or transferred to parent	(577)	(735)
Items not yet recognized as a component of net periodic cost - current year	$8,253	$3,645

Amounts in unassigned funds (surplus) that have not yet been recognized as components of net periodic benefit cost
Net transition asset or obligation	$-	$-
Net prior service cost or credit	(2,776)	(3,383)
Net recognized gains and (losses)	11,029	7,028

Weighted-average assumptions used to determine net periodic benefit cost at December 31:

	Other Benefits
	2024	2023
Discount rate	5.27%	5.61%
Rate of compensation increase	6.00%	6.00%

Weighted-average assumptions used to determine benefit obligations at December 31:

	Other Benefits
	2024	2023
Discount rate	5.72%	5.26%
Rate of compensation increase	6.00%	6.00%

Plan assets and benefit obligations are based upon a measurement date of December 31.

The Company measures service and interest costs by applying the specific spot rate along that yield curve to the plans’ expected liability cash flows.

For measurement purposes, the health care trend rate assumes a 0.25% decrease per year from the 2025 rate of 7.00% until the ultimate rate of 5.00% is reached in 2033.

The Company expects to contribute $4.1 million to its other postretirement benefit plans in 2025.

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2024 and 2023

(Dollars in tables in thousands)

The following benefit payments, which reflect expected future service, as appropriate, are expected to be paid:

Other
Benefits
2025	$4,058
2026	4,130
2027	4,241
2028	4,241
2029	4,529
Years 2030-2034	25,748

In 2014, the sponsorship of the employee defined pension benefit plan was transferred from the Company to OneAmerica. OneAmerica sponsors a qualified, noncontributory defined benefit pension plan covering substantially all of its employees. OneAmerica charges the Company which in turn allocates to its affiliates a share of the total cost of the pension plan based on allocation and/or salary ratios. The Company’s share of net periodic benefit costs (income) was ($7.8) million and $3.9 million for 2024 and 2023, respectively. The net period benefit income in 2024 was driven by a curtailment gain event related to the sale of the Recordkeeping business, with the Company’s share of the curtailment gain of $12.0 million. This was partially offset by accelerated termination benefits resulting from the Recordkeeping business sale of $1.4 million and other period benefit costs of $2.8 million. The Company has no legal obligation for benefits under this plan.

The Medicare Prescription Drug, Improvement and Modernization Act of 2003 introduced a prescription drug benefit under Medicare, as well as a federal subsidy to qualifying sponsors of retiree healthcare benefit plans.

The Company has elected to not pursue any plan changes as a result of the Act. Therefore, the valuation of the unfunded postretirement benefit obligation and the determination of the net postretirement benefit cost included in these financial statements do not reflect the effects of the Act on the plan.

The Company sponsors a defined contribution savings plan that covers substantially all employees. The Company contributes a match for participants who complete one full calendar year of employment. The match is 50 percent of participants’ elective deferral on the first 6 percent of eligible compensation. The Company’s contribution to the plan was $6.8 million and $6.0 million for 2024 and 2023, respectively. As of December 31, 2024, the fair value of the plan assets was $538.5 million.

The Company sponsors a profit-sharing plan that covers substantially all of its career agents, except for the general agents. Effective August 1, 2016, the plan was amended to feature a safe harbor matching contribution structure. Career agents are eligible to make deferrals and receive a matching contribution on the first day of the month coincident with or next following three months of service and attainment of age 20-1/2. Matching contributions are immediately vested. With respect to the plan’s nonelective contribution, eligibility is six months of service and attainment of age 20-1/2, and the entry date for purposes of the nonelective contribution is the January 1 coincident with or next following the date such eligibility requirements are met. Vesting on the nonelective contribution is based on years of service, with full vesting after three years of service. The Company did not make a profit-sharing contribution for the 2024 or 2023 plan year. The Company’s contribution to the plan was $2.1 million and $1.9 million in safe harbor matching contributions for 2024 and 2023, respectively. As of December 31, 2024, the fair value of the plan assets was $57.7 million.

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2024 and 2023

(Dollars in tables in thousands)

The Company sponsors a supplemental executive retirement plan, a defined contribution plan and other postretirement benefits for employees of the holding company group. The Company allocates the cost of the plans to affiliates based on direct allocation or salary ratios. The Company’s share of net periodic benefit cost for other postretirement benefit plans was $7.1 million and $8.2 million for 2024 and 2023, respectively. The Company has the legal obligation for benefits under these plans.

The Company has entered into deferred compensation agreements with certain directors, employees, agents, and general agents. The deferred amounts are payable according to the terms and subject to the conditions of the deferred compensation agreements. The deferred compensation balance is included within Accrued commissions and general expenses on the Statements of Admitted Assets, Liabilities and Surplus.

10.	Federal Income Taxes

The components of the net deferred tax asset recognized in the Company’s Statements of Admitted Assets, Liabilities and Surplus at December 31 are as follows:

	2024
	Ordinary	Capital	Total
Gross deferred tax assets	$248,318	$16,095	$264,413
Less: valuation allowance	(4,101)	-	(4,101)
Adjusted gross deferred tax asset	244,217	16,095	260,312
Deferred tax asset nonadmitted	(79,500)	-	(79,500)
Subtotal net admitted deferred tax asset	164,717	16,095	180,812
Deferred tax liabilities	(58,529)	-	(58,529)
Net admitted deferred tax asset	$106,188	$16,095	$122,283

(Increase) Decrease in nonadmitted tax asset			$(16,330)

	2023
	Ordinary	Capital	Total
Gross deferred tax assets	$233,908	$2,034	$235,942
Less: valuation allowance	-	-	-
Adjusted gross deferred tax asset	233,908	2,034	235,942
Deferred tax asset nonadmitted	(63,170)	-	(63,170)
Subtotal net admitted deferred tax asset	170,738	2,034	172,772
Deferred tax liabilities	(51,464)	-	(51,464)
Net admitted deferred tax asset	$119,274	$2,034	$121,308

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2024 and 2023

(Dollars in tables in thousands)

The admitted deferred tax asset is determined from the following components at December 31:

	2024			2023
	Ordinary	Capital	Total	Ordinary	Capital	Total
Admission calculation components: SSAP 101 (Paragraph 11)
(a) Federal income taxes paid in prior years recoverable through loss carrybacks	$-	$-	$-	$-	$-	$-
(b) Adjusted gross deferred tax assets expected to be realized after the application of the threshold limitation	106,188	16,095	122,283	119,274	2,034	121,308
(i) Adjusted gross deferred tax assets expected to be realized following the balance sheet date	106,188	16,095	122,283	119,274	2,034	121,308
(ii)Adjusted gross deferred tax assets allowed per limitation threshold	-	-	182,363	-	-	187,722
(c) Adjusted gross deferred tax assets (excluding the amount of deferred tax assets from (a) and (b) above offset by gross deferred tax liabilities)	58,529	-	58,529	51,464	-	51,464
Deferred tax assets admitted as the result of the application of SSAP No. 101 (a+b+c)	$164,717	$16,095	$180,812	$170,738	$2,034	$172,772

Ratio percentage used to determine recovery period and threshold			744%			744%
Amount of adjusted capital and surplus used to determine recovery period and threshold amount			$1,215,755			$1,251,479

The impact of tax-planning strategies at December 31 is as follows, none of which include reinsurance transactions:

	2024		2023		Change
	Ordinary	Capital	Ordinary	Capital	Ordinary	Capital
Adjusted gross DTAs	$244,217	$16,095	$233,908	$2,034	$10,309	$14,061
Percentage of adjusted gross DTA by tax character attributable to the impact of tax planning strategies	0.5%	1.3%	2.9%	100.0%	-2.4%	-98.7%
Net admitted adjusted gross DTAs	164,717	16,095	170,738	2,034	(6,021)	14,061
Percentage of adjusted net admitted adjusted gross DTAs by tax character admitted because of the impact of tax planning strategies	0.8%	1.3%	4.0%	100.0%	-3.2%	-98.7%

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2024 and 2023

(Dollars in tables in thousands)

The change in net deferred taxes is comprised of the following (exclusive of the change in nonadmitted assets reported as a component of the change in nonadmitted Assets) at December 31:

	2024	2023	Change
Gross deferred tax assets	$260,312	$235,942	$24,370
Deferred tax liabilities	58,529	51,464	7,065
Net deferred tax asset	201,783	184,478	17,305
Tax effect of unrealized gains (losses)	(7,320)	(4,477)	(2,843)
Net deferred income tax asset, excluding unrealized gains	$209,103	$188,955	$20,148

The tax effects of temporary differences that give rise to significant portions of the deferred tax assets and deferred tax liabilities at December 31 are as follows:

	2024	2023
Deferred tax assets
Policyholder reserves	$97,227	$84,195
Investments	772	1,514
Deferred acquisition costs	42,012	37,378
Policyholder dividend accrual	3,747	3,222
Fixed and amortizable assets	426	595
Compensation and benefits accrual	39,996	38,969
Receivables nonadmitted	47,207	49,356
Net operating loss carryforwards	-	15,723
Tax credit carryforward	10,632	-
Other	6,299	2,956
Ordinary deferred tax assets	248,318	233,908
Statutory valuation allowance adjustment	(4,101)	-
Adjusted gross deferred tax asset	244,217	233,908
Nonadmitted deferred tax assets	(79,500)	(63,170)
Admitted ordinary deferred tax assets	$164,717	$170,738

Capital
Investments	16,095	2,034
Nonadmitted	-	-
Admitted deferred tax assets	$180,812	$172,772

Deferred tax liabilities
Investments	$12,213	$9,429
Fixed assets	24,413	20,474
Deferred and uncollected premium	19,961	17,974
Policyholder reserves	1,942	3,587
Ordinary deferred tax liabilities	58,529	51,464
Capital - investments	-	-
Deferred tax liabilities	58,529	51,464

Net admitted deferred tax asset	$122,283	$121,308

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2024 and 2023

(Dollars in tables in thousands)

The following reconciliation accounts for the difference between the actual expense and the amounts obtained by applying the federal statutory rate of 21% in both years to income before federal income taxes at December 31:

	2024	2023
Tax expense at the federal statutory rate	$(35,414)	$(8,685)
Tax preferenced investment income	(17,935)	(13,603)
Nondeductible expenses	1,146	813
Change in interest maintenance reserve	979	166
Change in nonadmitted assets	2,484	(12,636)
Foreign tax credit carryforward	(10,632)	-
Foreign tax credit receivable	(6,058)	(15,878)
Valuation allowance foreign tax credit carryforward	4,101	-
Provision to return adjustment	620	(1,327)
Other	(1,601)	(1,463)
	$(62,310)	$(52,613)

Federal and foreign income taxes incurred	$(42,162)	$(33,626)
Change in net deferred income taxes	(20,148)	(18,987)
Total statutory income tax benefit	$(62,310)	$(52,613)

Federal income tax-operating	$(38,101)	$(32,997)
Federal income tax-capital gains (losses)	(4,061)	(629)
Federal income tax incurred	$(42,162)	$(33,626)

The following are income taxes incurred in the current and prior years that will be available for recoupment in the event of future net losses:

2024	$-
2023	-
2022	-

The Company does not have a liability for tax contingencies as of December 31, 2024 or 2023.

The Company recognizes interest or penalties paid or accrued related to unrealized tax benefits as part of the income tax provision.

The statute of limitations related to the Company's consolidated federal income tax return is closed for all tax years up to and including 2020. The expiration of the statute of limitations related to the various state income tax returns that the Company files varies by state. The Company has reviewed open tax years for the major jurisdictions and has concluded that there is no significant income tax liability resulting from uncertain tax positions.

As of December 31, 2024, we had $122.3 million in net deferred tax assets (DTAs). The valuation allowance for deferred tax assets as of December 31, 2024 and 2023 was $4.1 million and $0, respectively. The valuation allowance at December 31, 2024 was related to foreign tax credit carryforwards that, in the judgment of management, are not more likely than not to be realized.

The Inflation Reduction Act implemented a new Corporate Alternative Minimum Tax (CAMT) to be applicable for tax years beginning in 2023 and forward. The Company has concluded it is not an applicable corporation with respect to the CAMT for the current year.

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2024 and 2023

(Dollars in tables in thousands)

11.	Reinsurance

AUL is a party to various reinsurance contracts under which it receives premiums as a reinsurer and reimburses the ceding companies for portions of the claims incurred. At December 31, 2024 and 2023, life reinsurance assumed was approximately 17 and 19 percent, respectively, of gross life insurance in force. Premiums on life reinsurance assumed were approximately 11 and 12 percent of gross life insurance premium income in 2024 and 2023, respectively. Premiums on accident and health reinsurance assumed were approximately 20 and 21 percent of gross accident and health premium income in 2024 and 2023, respectively.

The Company uses reinsurance to mitigate the risk it underwrites on a direct basis, including longevity risk. The Company cedes the portion of the total risk on an individual life in excess of $2.0 million. For policies issued prior to 2019, the amount ceded was in excess of $0.5 million to $1.0 million. For accident and health and disability policies, AUL has established various limits of coverage it will retain on any one policyholder and cedes the remainder of such coverage. Certain statistical data with respect to reinsurance ceded follows:

	2024	2023
Reinsurance ceded on ordinary life in force	$45,207,058	$45,603,248
Reinsurance ceded on group and credit life in force	3,789,741	3,361,096
Life reinsurance premiums ceded	127,381	129,093
Annuity reinsurance premiums ceded	153,411	147,175
Accident and health reinsurance premiums ceded	45,215	49,774
Reinsurance recoveries	283,119	374,282

All AUL reinsurance agreements transfer risk. Premiums for policies reinsured with other companies have been reported as a reduction of premium income and amounts applicable to reinsurance ceded for policy reserves and claim liabilities have been reported as reductions of these items. If companies to which reinsurance has been ceded are unable to meet obligations under the reinsurance agreements, AUL would remain liable. Policy reserves have been reduced at December 31, 2024 and 2023 by $4,183.5 million and $4,276.7 million, respectively, for reinsurance ceded. Claim liabilities have been reduced at December 31, 2024 and 2023 by $86.4 million and $87.2 million, respectively, for reinsurance ceded.

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2024 and 2023

(Dollars in tables in thousands)

The Company reviews all reinsurance agreements for transfer of risk and evaluates the proper accounting methods based upon the terms of the contract. If companies to which reinsurance has been ceded are unable to meet obligations under the reinsurance agreements, the Company would remain liable. Three reinsurers account for approximately 96 percent of the Company’s December 31, 2024, ceded reserves for life and accident and health insurance. Two of these reinsurers maintain A.M. Best ratings, one with a rating of A+ and one with a rating of A. One reinsurer is not rated by A.M. Best. This reinsurer has provided collateral to the Company in the form of a trust account and a Capital Maintenance Agreement from the reinsurer’s parent company and a claims payment guarantee from another reinsurer in order to reduce the credit risk to OneAmerica. The remainder of such ceded reserves is spread among numerous reinsurers.

The Company has reinsurance agreements in effect under which the reinsurer may unilaterally cancel the agreement. If the reinsurance agreements were unilaterally cancelled there would not be a reduction to surplus. At December 31, 2024, there are no reinsurance agreements in effect such that losses paid or accrued exceed the total direct premium collected. The Company does not have and has not written off any uncollectible reinsurance during 2024 or 2023.

The Company did not commute any material ceded reinsurance in 2024 or 2023.

12.	Direct Premium Written/Produced by Managing General Agents/Third Party Administrators

MidAmerica Administrative & Retirement Solutions, Inc. of Lakeland, Florida provides claims payment, claims adjustment, and premium collection for group annuity business. The direct premium written related to MidAmerica for 2024 and 2023 was $236.5 million and $231.1 million, respectively. MidAmerica does not have an exclusive contract with the Company.

13.	Risk-Based Capital

The NAIC requires companies to calculate RBC to serve as a benchmark for the regulation of life insurance companies by state insurance regulators. At December 31, 2024 and 2023, the Company’s calculated RBC exceeded the minimum RBC requirements.

14.	Commitments and Contingencies

Various lawsuits have arisen in the course of the Company’s business. In these matters and collectively, the Company believes the ultimate resolution of such litigation will not result in any material adverse impact on its operations, financial condition, or cash flow. However, given the inherent difficulty in predicting the outcome of legal proceedings, there exists the possibility that such legal actions could have a material adverse effect on the Company's consolidated financial condition, operating results, or cash flows.

The Company has no material contingent liabilities. OneAmerica has a $200.0 million line of credit with three participating banking institutions. The Company and State Life are guarantors on the line of credit.

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2024 and 2023

(Dollars in tables in thousands)

15.	Surplus Notes and Shareholder Dividends

In 1996, AUL issued $75.0 million of 7.75 percent surplus notes, due March 30, 2026. The surplus notes were issued for cash and have the following repayment conditions and restrictions: 1) interest and principal payments may be made only with the prior approval of the Indiana Insurance Commissioner, and 2) repayment of the principal due may be made only from unassigned surplus. No affiliates of the Company hold positions in the surplus notes.

Interest is payable semiannually in March and September. Interest payments of $5.8 million were approved and paid in 2024 and in 2023. Total interest paid inception to date is $166.4 million.

Had the accrual of interest on surplus notes not been subject to approval of the Commissioner, accrued interest payable on the surplus notes at December 31, 2024 and 2023 would have been $1.5 million.

Under Indiana law, the amount of dividends a domestic insurer is permitted to pay without prior approval of the IDOI is limited to an amount not exceeding the greater of 10 percent of the Company’s statutory surplus as of the most recently preceding December 31 or 100 percent of the Company’s statutory gain from operations for the twelve-month period ending on the most recently preceding December 31. Under state statutes, dividends would be limited to approximately $110.3 million in 2025.

The Company paid no dividends in 2024 or 2023. The Company did not receive a capital contribution in 2024 or 2023.

The portion of unassigned surplus represented or reduced by each item below as of December 31, 2024 is as follows:

Nonadmitted asset values	$(307,173)
Asset valuation reserve	$(211,978)
Net unrealized gain (losses)	$31,067
Reinsurance recoverables from unauthorized companies	$67

16.	Federal Home Loan Bank of Indianapolis

The Company has a line of credit with the Federal Home Loan Bank of Indianapolis (FHLBI) for amounts up to $50.0 million, which matures in March 2025. The interest rate is determined based upon the variable advance rate at the time of a draw. There is no amount outstanding on this facility as of December 31, 2024 or 2023.

The Company maintains a membership in the FHLBI. FHLBI membership provides ready access to funds and borrowing capacity through the issuance of funding agreements. The Company uses these funds in an investment spread strategy, consistent with its other investment spread operations. As such, the Company applies SSAP No. 52 accounting treatment to these funds, consistent with its other deposit-type contracts. The Company is required to hold a certain amount of FHLBI common stock as a requirement of membership, based on a minimum of 4.5 percent of outstanding borrowings.

At December 31, 2024 and 2023, the carrying value of the FHLBI Class B common stock was $66.6 million and $73.6 million, respectively. The carrying value of the FHLBI common stock approximates fair value.

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2024 and 2023

(Dollars in tables in thousands)

Funding agreements associated with the FHLBI totaled $1,281.6 million and $1,554.8 million of December 31, 2024 and 2023, respectively. The proceeds were used to purchase bonds. The Company closely matches the maturities of the funding agreements with bond maturities. The funding agreements are classified as deposit-type contracts and had a carrying value of $1,283.9 million and $1,558.1 million at December 31, 2024 and 2023, respectively. Interest paid was $62.7 million and $54.1 million in 2024 and 2023, respectively.

The line of credit and funding agreements are collateralized by bond and mortgage loan investments and are maintained in a custodial account for the benefit of the FHLBI. The fair value of pledged assets amounted to $2,017.2 million and $2,447.1 million at December 31, 2024 and 2023, respectively, and is included in bonds and mortgage loan investments reported on the Statutory Statements of Admitted Assets, Liabilities and Surplus. The maximum carrying value of collateral pledged during the reporting period was $3,382.8 million.

The fixed rate funding agreements are pre-payable subject to payment of a yield maintenance fee based on current market interest rates. While no pre-payments are expected, the aggregate fee to prepay all fixed rate borrowings would have been $34.4 million at December 31, 2024.

17.	Fair Value of Financial Instruments

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Authoritative guidance establishes a framework for measuring fair value that includes a hierarchy used to classify the inputs used in measuring fair value based on their observability. The hierarchy prioritizes the inputs to valuation techniques used to measure fair value into three levels. The level in the fair value hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement. The levels of the fair value hierarchy are as follows:

●	Level 1 – Fair value is based on unadjusted quoted prices in active markets that are accessible to the Company for identical assets or liabilities. These generally provide the most reliable evidence and are used to measure fair value whenever available. Active markets provide current pricing data on a more frequent basis. Examples include certain U.S. Treasury securities and exchange-traded equity securities.

●	Level 2 – Fair value is based on quoted prices for similar assets or liabilities in active markets, inactive markets, or model-derived valuations in which all significant inputs and significant value drivers are observable in active markets. This level includes financial instruments that are valued by independent pricing services using models or other valuation methodologies. These models are primarily industry-standard models that consider various inputs which are observable or derived from observable information in the marketplace. Examples include certain public and private corporate securities.

●	Level 3 – Fair value is based on valuations derived from techniques in which one or more significant inputs or significant value drivers are unobservable for assets or liabilities. Examples include certain public corporate securities and other less liquid securities not publicly traded on an exchange; for example, the FHLB stock.

In certain instances, the inputs used to measure fair value fall into different levels of the fair value hierarchy. In such cases, the level disclosed is based on the lowest level significant to the fair value measurement. The assessment of the significance of a particular input to the fair value measurement and ultimate classification of each asset and liability requires judgment.

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2024 and 2023

(Dollars in tables in thousands)

The fair values of equity securities and separate account assets are based on quoted market prices where available. The Company is responsible for the determination of fair value and therefore performs quantitative and qualitative analysis of prices received from third parties.

The fair value of derivative contracts are measured based on current settlement values, which are based on quoted market prices and industry standard models that are commercially available. These techniques project cash flows of the derivatives using current and implied future market conditions. The present value of the cash flows is calculated to measure the current fair value of the derivative.

The derivative assets and liabilities consist of options and swap contracts. The Company’s derivative products are categorized as Level 2 in the fair value hierarchy.

The Company has a pricing group which includes representatives from investments and accounting. The team is responsible for overseeing and monitoring the pricing of the Company’s investments and performs periodic due diligence reviews of the pricing services. The pricing review includes analysis of investment prices, approval of price source changes, price overrides, methodology changes, and classification of fair value hierarchy levels.

The table below presents the balances of assets measured at fair value as of December 31:

	Quoted Prices in	Significant	Significant	Total
	Active Markets	Observable	Unobservable	Fair
2024	Level 1	Level 2	Level 3	Value
Assets
Common stocks - Industrial & misc.	$29	$-	$69,530	$69,559
Bonds - Industrial & misc.	-	-	1,445	1,445
Other invested assets	-	5,620	-	5,620
Derivatives	-	9,661	-	9,661
Separate account assets *	22,098,831	-	-	22,098,831
Total Assets	$22,098,860	$15,281	$70,975	$22,185,116

Liabilities
Derivatives	$-	$1,989	$-	$1,989

	Quoted Prices in	Significant	Significant	Total
	Active Markets	Observable	Unobservable	Fair
2023	Level 1	Level 2	Level 3	Value
Assets
Common stocks - Industrial & misc.	$20	$-	$75,889	$75,909
Bonds - Industrial & misc.	-	-	300	300
Short-term investments	-	-	9	9
Other invested assets	-	7,093	-	7,093
Derivatives	-	6,597	-	6,597
Separate account assets *	20,168,957	-	-	20,168,957
Total Assets	$20,168,977	$13,690	$76,198	$20,258,865

Liabilities
Derivatives	$-	$1,837	$-	$1,837

*Separate account assets represent segregated funds that are invested on behalf of customers. Investment risks associated with fair value changes are borne by the customer.

The specific assets currently reported as Level 3 are stocks that are not publicly traded on an exchange.

42

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2024 and 2023

(Dollars in tables in thousands)

The following table provides a summary of the changes in fair value of Level 3 assets and liabilities, as well as the portion of gains or losses included in income attributable to unrealized gains or losses related to those assets held at:

	Common Stocks	Bonds	Short-term
	Industrial & misc.	Industrial & misc.	Investments	Total
Beginning Balance at December 31, 2022	$78,023	$1,950	$-	$79,973
Transfer into level 3	-	1,283	39	1,322
Transfer out of level 3	-	(1,950)	-	(1,950)
Total gains (losses) included in net income	-	-	-	-
Total gains (losses) included in surplus	(117)	(983)	(30)	(1,130)
Purchases	-	-	-	-
Issuances	-	-	-	-
Sales	(2,017)	-	-	(2,017)
Settlements	-	-	-	-
Ending Balance at December 31, 2023	$75,889	$300	$9	$76,198
Transfer into level 3	1,712	2,070	-	3,782
Transfer out of level 3	-	-	-	-
Total gains (losses) included in net income	578	(1,274)	(40)	(736)
Total gains (losses) included in surplus	(638)	836	31	229
Purchases	-	35	-	35
Issuances	-	-	-	-
Sales	(8,011)	(522)	-	(8,533)
Settlements	-	-	-	-
Ending Balance at December 31, 2024	$69,530	$1,445	$-	$70,975

Realized gains (losses) are reported in the Statutory Statements of Operations, while unrealized gains (losses) are reported within unassigned surplus in the Statutory Statements of Admitted Assets, Liabilities and Surplus.

Authoritative guidance requires disclosure of the estimated fair value of certain financial instruments and the methods and significant assumptions used to estimate their fair values. The fair values for financial instruments are based on various assumptions and estimates as of a specific point in time. They do not represent liquidation values and may vary significantly from amounts that will be realized in actual transactions. Therefore, the fair values presented in the table should not be construed as the underlying value of the Company.

The disclosure of fair value information about certain financial instruments is based primarily on quoted market prices. The fair values cash, cash equivalents, and short-term investments approximate the carrying amounts reported in the balance sheet. Fair values for bonds, equity securities and derivatives are based on quoted market prices where available. For bonds not actively traded, fair values are estimated using values obtained from independent pricing services or, in the case of private placements, are estimated by discounting expected future cash flows using a current market rate applicable to the yield, credit quality and maturity of the investments. It is not practicable to estimate the fair value of contract loans.

The fair value of the aggregate mortgage loan portfolio was estimated by discounting the future cash flows using current rates at which similar loans would be made to borrowers with similar credit ratings for similar maturities. The fair value of other invested assets is based on quoted market prices where available.

The fair value of the corporate owned life insurance and the employee and agent trust is based upon the cash surrender value.

43

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2024 and 2023

(Dollars in tables in thousands)

Fair values of other insurance reserves are not required to be disclosed. However, the estimated fair values for all insurance liabilities are taken into consideration in the Company’s overall management of interest rate risk, which minimizes exposure to changing interest rates through the matching of investment maturities with amounts due under insurance contracts.

The fair value of funding agreements with FHLBI was estimated by discounting the future cash flows using current rates.

The fair values of certain financial instruments, along with the corresponding carrying values as of December 31, are as follows:

	2024					Not Practicable
	Fair	Admitted				Carrying	Net Asset Value
	Value	Value	Level 1	Level 2	Level 3	Value	(NAV)
Assets
Bonds	$10,512,977	$11,549,070	$3,806	$9,705,056	$804,115	$-	$-
Preferred stocks	14,999	15,000	-	-	14,999	-	-
Common stocks	80,510	80,510	29	-	80,481	-	-
Mortgage loans	2,318,236	2,556,978	-	-	2,318,236	-	-
Cash, cash equivalents & short-term investments	373,052	373,029	105,244	267,808	-	-	-
Contract loans	-	771,468	-	-	-	771,468	-
Derivatives	15,948	13,634	-	15,948	-	-	-
Other invested assets	649,710	672,499	-	151,395	498,315	-	-
Securities lending reinvested collateral assets	357,537	356,960	63,131	294,406	-	-	-
Corporate owned life insurance	548,492	548,492	-	548,492	-	-	-
Employee and agent trust	33	33	-	33	-	-	-
Separate account assets	22,098,831	22,098,831	22,098,831	-	-	-	-
Liabilities
Derivatives	2,945	2,947	247	2,698	-	-	-
Payable for securities lending	357,537	356,960	63,131	294,406	-	-	-
Funding agreements	1,262,746	1,281,553	-	-	1,262,746	-	-

	2023					Not Practicable
	Fair	Admitted				Carrying	Net Asset Value
	Value	Value	Level 1	Level 2	Level 3	Value	(NAV)
Assets
Bonds	$10,689,170	$11,550,705	$3,744	$9,949,584	$735,842	$-	$-
Preferred stocks	16,974	17,000	-	2,032	14,942	-	-
Common stocks	82,713	82,713	20	-	82,693	-	-
Mortgage loans	2,172,515	2,430,793	-	-	2,172,515	-	-
Cash & short-term investments	121,533	121,519	116,493	4,854	186	-	-
Contract loans	-	653,907	-	-	-	653,907	-
Derivatives	10,913	8,069	-	10,913	-	-	-
Other invested assets	583,745	596,396	-	151,455	432,290	-	-
Securities lending reinvested collateral assets	374,860	374,495	54,668	320,192	-	-	-
Corporate owned life insurance	502,538	502,538	-	502,538	-	-	-
Employee and agent trust	33	33	-	33	-	-	-
Separate account assets	20,168,957	20,168,957	20,168,957	-	-	-	-
Liabilities
Derivatives	3,624	3,060	48	3,576	-	-	-
Payable for securities lending	374,860	374,495	54,668	320,192	-	-	-
Funding agreements	1,542,114	1,554,833	-	-	1,542,114	-	-

44

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2024 and 2023

(Dollars in tables in thousands)

18.	Reconciliation to Statutory Statements

The Company’s statutory financial statements as of December 31, 2023 and for the year then ended were adjusted from the 2023 Annual Statements filed by the Company with the Indiana Department of Insurance. The adjustment was the result of overstating premium income, surrender benefits and other benefits in 2023 due to inaccurate mapping of activity related to the Retirement Track group annuity product. There was no impact to net income (loss) or total surplus, nor any impact to the statements of admitted assets, liabilities and surplus or changes in surplus. The following reconciliation represents differences between the Company’s statutory financial statements and Annual Statements as of December 31, 2023 for the year then ended.

	Total Premium	Total Benefits	Net cash provided	Net cash (used)
	and other income	and expenses	from operations	from operations
2023
As reported in the Company's Annual Statement	$6,267,662	$6,272,431	$6,217,913	$(5,344,364)
Adjustments
Life and annuities premium income	(106,585)	-	(106,585)	-
Surrender benefits and other fund withdrawals	-	(11,266)	-	11,266
Other benefits	-	(95,319)	-	95,319
As reported in the Company's Audited Financial Statements	$6,161,077	$6,165,846	$6,111,328	$(5,237,779)

19.	Subsequent Events and Other Items

As announced on September 11, 2024, OneAmerica entered into a definitive agreement to sell its full-service retirement plan business to Voya Financial, Inc. (Voya). The transaction consists of the sale of two of the Company's affiliates, OARS and One America Investment Advisory Services, LLC, and an indemnity reinsurance agreement for the specified group annuity contracts. The transaction closed on January 2, 2025, with an effective date of January 1, 2025. As of January 1, 2025, general account statutory reserves and deposit-type contracts were $3,471.9 million and $312.6 million, respectively, and are to be ceded by a combination of indemnity coinsurance and funds withheld, and separate account statutory reserves of $20,603.7 million are to be ceded through 100% indemnity modified coinsurance. The Company transferred assets to the reinsurer of $2,726.5 million and established a funds withheld balance of $1,077.1 million, subject to customary post-close adjustments. The reinsurer has established and will maintain a trust account holding qualified assets for the benefit of the Company to secure its obligations under the coinsurance agreement.

Management has evaluated the impact of all subsequent events through April 3, 2025, the date the financial statements were available to be issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

45

Supplemental Schedules

American United Life Insurance Company

Supplemental Schedule of Assets and Liabilities

As of and for the Year Ended December 31, 2024

(In thousands)

The following is a summary of certain financial data included in other exhibits and schedules subjected to audit procedures by independent auditors and utilized by actuaries in the termination of reserves:

Investment income earned
Government bonds	$36,526
Other bonds (unaffiliated)	508,906
Preferred stocks (unaffiliated)	1,309
Common stocks (unaffiliated)	6,672
Common Stocks (affiliated)	-
Mortgage loans	106,298
Real estate	18,292
Premium notes, contract loans and liens	36,583
Cash and cash equivalents	7,660
Derivative instruments	2,000
Other invested assets	54,002
Aggregate write-ins for investment income	3,248
Gross investment income	$781,496
Real estate owned—book value less encumbrances	$88,592
Mortgage loans—book value
Residential mortgages	$-
Commercial mortgages	2,556,978
Total mortgage loans	$2,556,978
Mortgage loans by standing—book value
Good standing	$2,556,978
Good standing with restructured terms	-
Interest overdue more than three months, not in foreclosure	-
Foreclosure in process	-
Total mortgage loans	$2,556,978
Other long-term assets—statement value	$672,499
Common stock of parent, subsidiary, and affiliates—book value	$10,951
Bonds and short-term investments by class and maturity
Bonds by maturity—statement value
Due within one year or less	$860,315
Over 1 year through 5 years	2,019,547
Over 5 years through 10 years	2,363,127
Over 10 years through 20 years	3,375,722
Over 20 years	3,198,144
No maturity date	-
Total by maturity	$11,816,855
Bonds by class—statement value
Class 1	$7,118,612
Class 2	4,351,800
Class 3	295,870
Class 4	47,235
Class 5	1,893
Class 6	1,445
Total by class	$11,816,855
Total bonds publicly traded	$6,848,480
Total bonds privately placed	$4,968,375

This accompanying note is an integral part of these supplemental schedules

46

American United Life Insurance Company

Supplemental Schedule of Assets and Liabilities, continued

As of and for the Year Ended December 31, 2024

(In thousands)

Preferred stocks—statement value	$15,000
Common stocks—market value	$80,510
Short-term investments - statement value	$19,955
Derivatives - statement value, net	$10,687
Cash (overdraft) on deposit	$105,244
Life insurance in force
Ordinary	$23,162,078
Credit life	$-
Group life	$53,009,651
Amount of accidental death insurance in force under ordinary policies	10,236
Life insurance policies with disability provisions in force
Ordinary	11,255,959
Group life	48,491,909

Supplementary contracts
Ordinary—not involving life contingencies
Amount on deposit	$13,519
Income payable	$445
Ordinary—involving life contingencies
Income payable	$205
Group—not involving life contingencies
Amount on deposit	$-

Annuities
Ordinary
Immediate—amount of income payable	$36,139
Deferred—fully paid account balance	$9
Deferred—not fully paid account balance	$1,076,029
Group
Amount of income payable	$394,710
Fully paid account balance	$875,678
Not fully paid account balance	$4,184,998
Accident and health insurance—premiums in force
Ordinary	$43,005
Group	$175,686

This accompanying note is an integral part of these supplemental schedules

47

American United Life Insurance Company

Supplemental Schedule of Assets and Liabilities, continued

As of and for the Year Ended December 31, 2024

(In thousands)

Deposit funds and dividend accumulations
Deposit funds—account balance	$5,876
Dividend accumulations—account balance	$40,659
Claim payments (by accident year)
Group accident and health
2024	$40,878
2023	$22,293
2022	$7,124
2021	$3,481
2020	$3,955
Prior	$11,712
Other accident and health
2024	$-
2023	$-
2022	$-
2021	$-
2020	$-
Prior	$-
Other coverages that use developmental methods to calculate claims reserves
2024	$-
2023	$-
2022	$-
2021	$-
2020	$-
Prior	$-

This accompanying note is an integral part of these supplemental schedules

48

American United Life Insurance Company

Summary Investment Schedule

As of and for the Year Ended December 31, 2024

(In thousands)

The Company’s gross investment holdings as filed in the 2024 Annual Statement are $16,485.5 million.

			Admitted Assets as Reported
	Gross Investment Holdings		in the Annual Statement
	Amount	Percentage of Column 1 Line 13	Amount	Securities Lending Reinvested Collateral Amount	Total (Col 3+4) Amount	Percentage of Column 5 Line 13
Investment categories
1. Long term Bonds (Schedule D, Part 1):
1.01 U.S. Governments	$928,888	5.63%	$928,888	-	$928,888	5.64%
1.02 All Other Governments	127,443	0.77%	127,443	-	127,443	0.77%
1.03 U.S. States, Territories and Possessions etc, Guaranteed	563	0.00%	563	-	563	0.00%
1.04 U.S. Political Subdivisions of States, Territories and Possessions, Guaranteed	-	0.00%	-	-	-	0.00%
1.05 U.S. Special Revenue & Special Assessment Obligations, etc, Non-Guaranteed	617,990	3.75%	617,990	-	617,990	3.75%
1.06 Industrial and Miscellaneous	9,828,734	59.61%	9,828,734	133,604	9,962,338	60.44%
1.07 Hybrid Securities	45,452	0.28%	45,452	-	45,452	0.28%
1.08 Parent, Subsidiaries and Affiliates	-	0.00%	-	-	-	0.00%
1.09 SVO Identified Funds	-	0.00%	-	-	-	0.00%
1.10 Bank Loans	-	0.00%	-	-	-	0.00%
1.11 Total Long-Term Bonds	11,549,070	70.05%	11,549,070	133,604	11,682,674	70.88%
2. Preferred Stocks (Schedule D, Part 2, Sections 1):
2.01 Industrial and Misc. (Unaffiliated)	15,000	0.09%	15,000	-	15,000	0.09%
2.02 Parent, Subsidiaries and Affiliates	-	0.00%	-	-	-	0.00%
2.03 Total Preferred Stocks	15,000	0.09%	15,000	-	15,000	0.09%
3. Common Stocks (Schedule D, Part 2, Sections 2):
3.01 Industrial and Misc. (Unaffiliated) Publicly Traded	29	0.00%	29	-	29	0.00%
3.02 Industrial and Misc. (Unaffiliated) Other	69,530	0.42%	69,530	-	69,530	0.42%
3.03 Parent, Subsidiaries and Affiliates Publicly Traded	10,951	0.07%	10,951	-	10,951	0.07%
3.04 Parent, Subsidiaries and Affiliates Other	-	0.00%	-	-	-	0.00%
3.05 Mutual Funds	-	0.00%	-	-	-	0.00%
3.06 Total Common Stocks	80,510	0.49%	80,510	-	80,510	0.49%
4. Mortgage Loans (Schedule B):
4.01 Farm Mortgages	-	0.00%	-	-	37,145,413	225.34%
4.02 Residential Mortgages	-	0.00%	-	-	-	0.00%
4.03 Commercial Mortgages	2,557,558	15.51%	2,557,558	-	2,557,558	15.52%
4.04 Mezzanine Real Estate Loans	-	0.00%	-	-	-	0.00%
4.05 Total valuation allowance	(580)	0.00%	(580)	-	(580)	0.00%
4.06 Total Mortgage Loans	2,556,978	15.51%	2,556,978	-	2,556,978	15.51%
5. Real estate (Schedule A):
5.01 Properties Occupied by Company	73,845	0.45%	73,845	-	73,845	0.45%
5.02 Properties Held for Production of Income	14,747	0.09%	14,747	-	14,747	0.09%
5.03 Properties Held for Sale	-	0.00%	-	-	-	0.00%
5.04 Total Real Estate	88,592	0.54%	88,592	-	88,592	0.54%
6. Cash, cash equivalents, and short term investments:
6.01 Cash (Schedule E, Part 1)	105,244	0.64%	105,244	70,622	175,866	1.07%
6.02 Cash Equivalents, (Schedule E, Part 2)	247,830	1.50%	247,830	63,455	311,285	1.88%
6.03 Short-Term Investments (Schedule DA)	19,955	0.12%	19,955	89,279	109,234	0.66%
6.04 Total Cash, Cash Equivalents, and Short Term Investments	373,029	2.26%	373,029	223,356	596,385	3.62%
7. Contract Loans	771,468	4.68%	771,468	-	771,468	4.68%
8. Derivatives (Schedule DB)	13,634	0.08%	13,634	-	13,634	0.08%
9. Other Invested Assets (Schedule BA)	674,100	4.09%	672,499	-	672,499	4.08%
10. Receivables for Securities	6,172	0.04%	6,172	-	6,172	0.04%
11. Securities Lending (Schedule DL, Part 1)	356,960	2.17%	356,960	xxx	xxx	xxx
12. Aggregate Write-ins for Invested Assets	-	0.00%	-	-	-	0.00%
13. Total Invested Assets	$16,485,513	100.00%	$16,483,912	$356,960	$16,483,912	100.00%

This accompanying note is an integral part of these supplemental schedules

49

American United Life Insurance Company

Supplemental Investment Risk Interrogatories

As of and for the Year Ended December 31, 2024

(In thousands)

1.	State the reporting entity’s total admitted assets as reported on its annual statement: $17,638.8 million

2.	State by investment category the 10 largest exposures to a single issuer/borrower/investment, excluding U.S. government, U.S. government agency securities and those U.S. government money market funds listed in the Appendix to the SVO Purposes and Procedures Manual as exempt, property occupied by the Company and policy loans.

			Percentage of Total
Investment Category		Amount	Admitted Assets
2.01	FEDERAL HOME LOAN BANK	$66,561	0.4%
2.02	KONINKLIJKE PHILIPS NV	61,835	0.4%
2.03	STANLEY BLACK & DECKER INC	61,546	0.3%
2.04	ONEOK INC	57,553	0.3%
2.05	RTX CORP	55,707	0.3%
2.06	TC ENERGY CORP	54,756	0.3%
2.07	NORTHROP GRUMMAN CORP	53,029	0.3%
2.08	EXXON MOBIL CORP	51,016	0.3%
2.09	LOCKHEED MARTIN CORPORATION	48,950	0.3%
2.10	CMS ENERGY CORP	48,819	0.3%

3.	State the amounts and percentages of the reporting entity’s total admitted assets held in bonds and preferred stocks by NAIC rating.

		Percentage of Total			Percentage of Total
		Admitted	Preferred		Admitted
Bonds	Amount	Assets	Stocks	Amount	Assets
3.01 NAIC – 1	$7,118,612	40.4%	P/RP – 1	$-	0.0%
3.02 NAIC – 2	4,351,800	24.7%	P/RP – 2	15,000	0.1%
3.03 NAIC – 3	295,870	1.7%	P/RP – 3	-	0.0%
3.04 NAIC – 4	47,235	0.3%	P/RP – 4	-	0.0%
3.05 NAIC – 5	1,893	0.0%	P/RP – 5	-	0.0%
3.06 NAIC – 6	1,445	0.0%	P/RP – 6	-	0.0%

4.	State the amounts and percentages of the reporting entity’s total admitted assets held in foreign investments (regardless of whether there is any foreign currency exposure) and unhedged foreign currency exposure (defined as the statement value of investments denominated in foreign currencies which are not hedged by financial instruments qualifying for hedge accounting as specified in SSAP No. 31–Derivative Instruments), including:

Are assets held in foreign investments less than 2.5% of the reporting entity’s total admitted assets? Yes ☐ No ☒

4.01	Total admitted assets held in foreign investments	$2,037,184	11.5%
4.02	Foreign-currency-denominated investments	77,045	0.4%
4.03	Insurance liabilities denominated in that same foreign currency	-	0.0%

This accompanying note is an integral part of these supplemental schedules

50

American United Life Insurance Company

Supplemental Investment Risk Interrogatories, continued

As of and for the Year Ended December 31, 2024

(In thousands)

5.	Aggregate foreign investment exposure categorized by NAIC sovereign rating:

			Percentage of Total
		Amount	Admitted Assets
5.01	Countries rated NAIC-1	$1,882,736	10.7%
5.02	Countries rated NAIC-2	121,977	0.7%
5.03	Countries rated NAIC-3 or below	32,471	0.2%

6.	Two largest foreign investment exposures to a single country, categorized by NAIC sovereign rating:

				Percentage of Total
			Amount	Admitted Assets
	Countries rated NAIC-1
6.01	Country:	Cayman Islands	$818,352	4.6%
6.02	Country:	Australia	378,830	2.1%

	Countries rated NAIC-2
6.03	Country:	Mexico	$76,929	0.4%
6.04	Country:	Indonesia	11,557	0.1%

	Countries rated NAIC-3 or below
6.05	Country:	Marshall Islands	$21,706	0.1%
6.06	Country:	Columbia	4,549	0.0%

			Percentage of Total
		Amount	Admitted Assets
7. Aggregate unhedged foreign currency exposure		$-	0.0%

8. Aggregate unhedged foreign currency exposure categorized by NAIC sovereign rating:
8.01	Countries rated NAIC-1	$-	0.0%
8.02	Countries rated NAIC-2	-	0.0%
8.03	Countries rated NAIC-3 or below	-	0.0%

9. Largest unhedged foreign currency exposures by country, categorized by the country's NAIC sovereign rating:
9.01	Country:	$-	0.0%
9.02	Country:	-	0.0%

This accompanying note is an integral part of these supplemental schedules

51

American United Life Insurance Company

Supplemental Investment Risk Interrogatories, continued

As of and for the Year Ended December 31, 2024

(In thousands)

10.	List the 10 largest sovereign (i.e. non-governmental) foreign issues:

			Percentage of Total
		Amount	Admitted Assets
10.01	KONINKLIJKE PHILIPS ELECTRONICS NV	$61,546	0.3%
10.02	INVESCO LTD	38,675	0.2%
10.03	CSL LTD	30,306	0.2%
10.04	SIEMENS AG	29,096	0.2%
10.05	AMERICA MOVIL SAB DE CV	26,203	0.1%
10.06	BAE SYSTEMS PLC	24,597	0.1%
10.07	DIAMETER CREDIT FUNDING DCF_21-4	24,034	0.1%
10.08	PERNOD-RICARD SA	23,082	0.1%
10.09	GIP CAPRICORN FINCO PTY LTD	23,000	0.1%
10.10	DEUTSCHE POST AG	23,000	0.1%

11.	Amounts and percentages of the reporting entity’s total admitted assets held in Canadian investments and unhedged Canadian currency exposure:

Are assets held in foreign investments less than 2.5% of the reporting entity’s total admitted assets?

Yes ☒ No ☐

11.01	Total admitted assets held in Canadian investments	$-	0.0%
11.02	Canadian-currency denominated investments	334,663	1.9%
11.03	Canadian-denominated insurance liabilities	-	0.0%
11.04	Unhedged Canadian currency exposure	-	0.0%

Line 12 is not applicable because the Company does not have contractual sales restrictions.

13.	Amounts and percentages of admitted assets held in the ten largest equity interests:

Are assets held in foreign investments less than 2.5% of the reporting entity’s total admitted assets?

Yes ☐ No ☒

			Percentage of Total
		Amount	Admitted Assets
13.02	FEDERAL HOME LOAN BANK	$66,561	0.4%
13.03	NEUBERGER BERMAN	47,044	0.3%
13.04	HARBOURVEST	33,822	0.2%
13.05	PIMCO	30,431	0.2%
13.06	BLACKROCK	23,602	0.1%
13.07	HGGC	20,692	0.1%
13.08	BLACKSTONE	20,601	0.1%
13.09	KKR	17,844	0.1%
13.10	INVESCO	17,127	0.1%
13.11	SHENKMAN	17,000	0.1%

This accompanying note is an integral part of these supplemental schedules

52

American United Life Insurance Company

Supplemental Investment Risk Interrogatories, continued

As of and for the Year Ended December 31, 2024

(In thousands)

14.	Amounts and percentages of the reporting entity’s total admitted assets held in nonaffiliated, privately placed equities:

Are assets held in in nonaffiliated, privately placed equities less than 2.5% of the reporting entity’s total admitted assets? Yes ☐ No ☒

			Percentage of Total
		Amount	Admitted Assets
14.02	Aggregate statement value of investments held in nonaffiliated, privately placed equities	$582,365	3.3%

	Largest three investments held in nonaffiliated, privately placed equities:
14.03	FEDERAL HOME LOAN BANK	$66,561	0.4%
14.04	PIMCO CORPORATE OPPORTUNITIES FUND III	22,581	0.1%
14.05	HARBOURVEST CREDIT OPPORTUNITIES FUND II	17,912	0.1%

List 10 largest fund managers:

	Fund Manager	Total Invested	Diversified	Nondiversified
14.06	NEUBERGER BERMAN	$47,044	$47,044	$-
14.07	HARBOURVEST	33,822	33,822	-
14.08	PIMCO	30,431	30,431	-
14.09	BLACKROCK	23,601	23,601	-
14.10	HGGC	20,692	20,692	-
14.11	BLACKSTONE	20,601	20,601	-
14.12	KRR	17,844	17,844	-
14.13	INVESCO	17,127	17,127	-
14.14	SHENKMAN	17,000	17,000	-
14.15	RED REEF PARTNERS	15,899	15,899	-

15.	Is not applicable because the Company’s general partnership interests are less than 2.5% of admitted assets.

16.	With respect to mortgage loans reported in Schedule B, state the amounts and percentages of the reporting entities total admitted assets held.

Are mortgage loans reported in Schedule B less than 2.5 percent of the reporting entity’s total admitted assets? Yes ☐ No ☒

This accompanying note is an integral part of these supplemental schedules

53

American United Life Insurance Company

Supplemental Investment Risk Interrogatories, continued

As of and for the Year Ended December 31, 2024

(In thousands)

List each of the 10 largest aggregate mortgage interests. The aggregate mortgage interest represents the combined value of all mortgages secured by the same property or same group of properties:

			Percentage of Total
	Type (Residential, Commercial, Agricultural)	Amount	Admitted Assets
16.02	Commercial	$33,000	0.2%
16.03	Commercial	26,678	0.2%
16.04	Commercial	26,215	0.1%
16.05	Commercial	26,000	0.1%
16.06	Commercial	25,236	0.1%
16.07	Commercial	21,861	0.1%
16.08	Commercial	21,571	0.1%
16.09	Commercial	21,543	0.1%
16.10	Commercial	20,723	0.1%
16.11	Commercial	20,365	0.1%

Amount and percentage of the reporting entity’s total admitted assets held in the following categories of mortgage loans:

			Percentage of Total
		Amount	Admitted Assets
16.12	Construction loans	$-	0.0%
16.13	Mortgage loans over 90 days past due	-	0.0%
16.14	Mortgage loans in the process of foreclosure	-	0.0%
16.15	Mortgage loans foreclosed	-	0.0%
16.16	Restructured mortgage loans	-	0.0%

17.	Aggregate mortgage loans having the following loan-to-value ratios as determined from the most current appraisal as of the annual statement date:

	Residential		Commercial		Agricultural
		Percentage of Total		Percentage of Total		Percentage of Total
Loan-to Value	Amount	Admitted Assets	Amount	Admitted Assets	Amount	Admitted Assets
17.01 above 95%	$-	0.0%	$-	0.0%	$-	0.0%
17.02 91% to 95%	-	0.0%	-	0.0%	-	0.0%
17.03 81% to 90%	-	0.0%	-	0.0%	-	0.0%
17.04 71% to 80%	-	0.0%	15,400	0.1%	-	0.0%
17.05 below 70%	-	0.0%	2,541,578	14.4%	-	0.0%

Line 18 is not applicable because the Company’s investments held in real estate are less than 2.5% of admitted assets.

Line 19 is not applicable because the Company’s investments held in mezzanine real estate loans are less than 2.5% of admitted assets.

This accompanying note is an integral part of these supplemental schedules

54

American United Life Insurance Company

Supplemental Investment Risk Interrogatories, continued

As of and for the Year Ended December 31, 2024

(In thousands)

Line 20 Securities lending or repurchase agreements.

	At Year-End
	Percentage of Total		At End of Each Quarter
		Admitted	1st Qtr	2nd Qtr	3rd Qtr
	Amount	Asset	Amount	Amount	Amount
			(unaudited)	(unaudited)	(unaudited)
Securities lending (do not include assets held as collateral for such transactions)	$5,686,030	32.2%	$5,487,134	$5,527,508	$5,659,550
Repurchase agreements	-	0.0%	-	-	-
Reverse repurchase agreements	-	0.0%	-	-	-
Dollar repurchase agreements	-	0.0%	-	-	-
Dollar reverse repurchase agreements	-	0.0%	-	-	-

Line 21 is not applicable since the Company does not have warrants not attached to other financial instruments, options, caps, and floors.

Line 22 Amounts and percentages of the reporting entity’s total admitted assets of potential exposure for collars, swaps, and forwards.

	At Year-End
	Percentage of Total		At End of Each Quarter
		Admitted	1st Qtr	2nd Qtr	3rd Qtr
	Amount	Asset	Amount	Amount	Amount
			(unaudited)	(unaudited)	(unaudited)
Hedging	$227,160	1.3%	$272,000	$62,900	$74,579
Income generation	-	0.0%	-	-	-
Replications	-	0.0%	-	-	-
Other	-	0.0%	-	-	-

Line 23 Amounts and percentages of the reporting entity’s total admitted assets of potential exposure for future contracts.

	At Year-End
	Percentage of Total		At End of Each Quarter
		Admitted	1st Qtr	2nd Qtr	3rd Qtr
	Amount	Asset	Amount	Amount	Amount
			(unaudited)	(unaudited)	(unaudited)
Hedging	$3,417	0.0%	$3,891	$1,033	$1,142
Income generation	-	0.0%	-	-	-
Replications	-	0.0%	-	-	-
Other	-	0.0%	-	-	-

This accompanying note is an integral part of these supplemental schedules

55

American United Life Insurance Company

Supplemental Schedule of Reinsurance Disclosures

For the Year Ended December 31, 2024

(In thousands)

The following information regarding reinsurance contracts is presented to satisfy the disclosure requirements in SSAP No. 61R, Life, Deposit-Type and Accident and Health Reinsurance, which apply to reinsurance contracts entered into, renewed or amended on or after January 1, 1996.

1.            Has the Company reinsured any risk with any other entity under a reinsurance contract (or multiple contracts with the same reinsurer or its affiliates) that is subject to Appendix A-791, Life and Health Reinsurance Agreements, and includes a provision that limits the reinsurer’s assumption of significant risks identified in Appendix A-791?

Examples of risk-limiting features include provisions such as a deductible, a loss ratio corridor, a loss cap, an aggregate limit or similar effect.

Yes ☐  No ☒

If yes, indicate the number of reinsurance contracts to which such provisions apply: __________

If yes, indicate if deposit accounting was applied for all contracts subject to Appendix A-791 that limit significant risks.

Yes ☐ No ☐ N/A ☒

2.            Has the Company reinsured any risk with any other entity under a reinsurance contract (or multiple contracts with the same reinsurer or its affiliates) that is not subject to Appendix A-791, for which reinsurance accounting was applied and includes a provision that limits the reinsurer’s assumption of risk?

Examples of risk-limiting features include provisions such as a deductible, a loss ratio corridor, a loss cap, an aggregate limit or other provisions that result in similar effects.

Yes ☐ No ☒

If yes, indicate the number of reinsurance contracts to which such provisions apply: __________

If yes, indicate whether the reinsurance credit was reduced for the risk-limiting features.

Yes ☐ No ☐ N/A ☒

This accompanying note is an integral part of these supplemental schedules

56

American United Life Insurance Company

Supplemental Schedule of Reinsurance Disclosures, continued

For the Year Ended December 31, 2024

(In thousands)

3.            Does the Company have any reinsurance contracts (other than reinsurance contracts with a federal or state facility) that contain one or more of the following features which result in delays in payment in form or in fact:

a.    Provisions that permit the reporting of losses to be made less frequently than quarterly;

b.    Provisions that permit settlements to be made less frequently than quarterly;

c.    Provisions that permit payments due from the reinsurer to not be made in cash within ninety (90) days of the settlement date (unless there is no activity during the period); or

d.    The existence of payment schedules, accumulating retentions from multiple years, or any features inherently designed to delay timing of the reimbursement to the ceding entity.

Yes ☐ No ☒

4.            Has the Company reflected reinsurance accounting credit for any contracts that are not subject to Appendix A-791 and not yearly renewable term reinsurance, which meet the risk transfer requirements of SSAP No. 61R?

Type of contract:	Response:	Identify reinsurance contract(s):	Has the insured event(s) triggering contract coverage been recognized?
Assumption reinsurance – new for the reporting period[1]	Yes ☐ No ☒		N/A
Non-proportional reinsurance, which does not result in significant surplus relief	Yes ☐ No ☒		Yes ☐ No ☐ N/A ☒

5.            Has the Company ceded any risk in a reinsurance agreement that is not subject to Appendix A-791 and not yearly renewable term reinsurance, under any reinsurance contract (or multiple contracts with the same reinsurer or its affiliates) during the period covered by the financial statements, and either:

a.    Accounted for that contract as reinsurance under statutory accounting principles (SAP) and as a deposit under generally accepted accounting principles (GAAP); or

Yes ☐ No ☐ N/A ☒

b.    Accounted for that contract as reinsurance under GAAP and as a deposit under SAP?

Yes ☐  No ☐ N/A ☒

If the answer to item (a) or item (b) is yes, include relevant information regarding GAAP to SAP differences to explain why the contract(s) is treated differently for GAAP and SAP below:

This accompanying note is an integral part of these supplemental schedules

57

American United Life Insurance Company

Notes to the Supplemental Schedule of Assets and Liabilities, Summary Investment Schedule, Supplemental Investment Risk Interrogatories and Supplemental Schedule of Reinsurance Disclosures

For the Year Ended December 31, 2024

(In thousands)

Basis of Presentation

The accompanying schedules and interrogatories present selected financial data as of December 31, 2024 and for the year then ended for purposes of complying with paragraph 9 of the Annual Audited Financial Reports in the General section of the National Association of Insurance Commissioners’ Annual Statement Instructions and agree to or are included in the amounts reported in the Company’s 2024 Statutory Annual Statement as filed with the IDOI.

Captions that represented amounts that were not applicable to the Company were omitted from the schedules.

This accompanying note is an integral part of these supplemental schedules

58